As filed with the Securities and Exchange Commission on January 28, 2013

Registration File No. 333-167778 Registration File No. 811-22431

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A (Check appropriate box or boxes)

[X]	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ]	Pre-Effective Amendment No. ___
[X]	Post-Effective Amendment No. 4
and
[X]	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]	Amendment No. 6

RiverPark Funds Trust
(Exact Name of Registrant as Specified in Charter)

156 West 56th Street, 17th Floor
New York, NY 10019
(Address of Principal Executive Offices – Number, Street, City, State, Zip Code)

 (212) 484-2100
(Registrant’s Telephone Number, including Area Code)

Morty Schaja
156 West 56th Street, 17th Floor
New York, NY 10019
(Name and Address – Number, Street, City, State, Zip Code – of Agent for Service)

Copies of all communications to:

Thomas R. Westle
Blank Rome LLP
405 Lexington Avenue
New York, New York 10174

Approximate Date of Proposed Public Offering: As soon as practicable following the effective date.

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on ____________ pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

RIVERPARK FUNDS

Prospectus

January 28, 2013

Investment Adviser:

RiverPark Advisors, LLC

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Summary Section	1
RiverPark Large Growth Fund	1
RiverPark/Wedgewood Fund	6
RiverPark Short Term High Yield Fund	11
RiverPark Long/Short Opportunity Fund	16
RiverPark/Gargoyle Hedged Value Fund	23
Additional Information about the Principal Investment Strategies of the Funds and Related Risks	30
RiverPark Large Growth Fund	30
RiverPark/Wedgewood Fund	31
RiverPark Short Term High Yield Fund	32
RiverPark Long/Short Opportunity Fund	34
RiverPark/Gargoyle Hedged Value Fund	35
Description of Principal Risks	37
Additional Risks	40
Portfolio Holdings Information	43
Management of the Funds	44
Investment Adviser	44
Investment Sub-Advisers	45
How the Funds Value Their Shares	49
How to Buy Shares	50
Purchases by Mail	50
Purchases by Wire	51
Additional Information	51
Exchange Privilege	52
Exchanges by Telephone	53
Exchanges by Mail	53
How to Convert Shares	53
How to Redeem Shares	54
Redeeming Shares by Mail	54
Redeeming Shares by Telephone	54
Additional Redemption Information	55
Tools to Combat Frequent Transactions	55
Shareholder Services	57
Dividends, Distributions and Taxes	58
Financial Highlights	60
Notice of Privacy Policy	62
Additional Information	64
To Obtain More Information about the Funds	65

Summary Section

RiverPark Large Growth Fund
Retail Class Shares
Institutional Class Shares
Class C Shares*

*	Class C Shares are not currently being offered for sale to investors.

Investment Objective
The RiverPark Large Growth Fund (“RiverPark Growth” or the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Retail	Institutional	Class C

Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee	None	None	None

	Retail	Institutional	Class C
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	None	None	1.00%
Other Expenses1	2.38%	2.13%	2.13%
Total Annual Fund Operating Expenses	3.03%	2.78%	3.78%
Fee Waiver and/or Expense Reimbursement2	(1.78%)	(1.78%)	(1.78%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.25%	1.00%	2.00%

1
Other Expenses are based on actual amounts for the Fund’s Institutional Class Shares for the fiscal year ended September 30, 2012 and include administration, transfer agency, custodian, administrative servicing and shareholder servicing fees.  Other Expenses for the Retail Class and Class C Shares are based on the Other Expenses of the Institutional Class Shares for the fiscal year ended September 30, 2012.  Other Expenses for the Retail Class Shares include a shareholder servicing fee of 0.25%.

2
RiverPark Advisors, LLC, the Fund’s investment adviser (“RiverPark” or the “Adviser”), has agreed contractually to waive its fees and to reimburse expenses of the Fund, including expenses associated with the Fund’s shareholder services plan and administrative services plan, to the extent necessary to ensure that operating expenses (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.00% for the Institutional Class Shares, 1.25% for the Retail Class Shares and 2.00% for the Class C Shares of the Fund’s average net assets.  This arrangement is in effect until at least January 31, 2014 and, subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Funds at least 30 days prior to the annual approval of its determination not to continue the agreement.  This agreement may be terminated with 90 days notice by a majority of the independent members of the Board or a majority of the Fund’s outstanding shares.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Retail	$127	$769	$1,435	$3,220
Institutional	$102	$693	$1,311	$2,979
Class C	$203	$991	$1,799	$3,905

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the fiscal year ended September 30, 2012, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

RiverPark Growth seeks long-term capital appreciation by investing in equity securities of large capitalization companies that RiverPark believes have above-average growth prospects.  Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of large capitalization companies.  The Fund invests primarily in common stocks.  The Fund considers companies with market capitalizations in excess of $5 billion to be large capitalization companies.  RiverPark uses a fundamental research driven approach to identify those industries and companies with the strongest growth prospects for revenue, earnings and/or cash flow over the medium-and long-term and seeks to buy stock in those companies at attractive valuations.  The Fund invests primarily in the securities of U.S. companies, but it may also invest outside the U.S.

The Fund invests in industries that RiverPark believes are the beneficiaries of long-term secular changes in the global economy and companies within those industries that are gaining market share and have, what RiverPark believes to be, long-term sustainable competitive advantages and positions protected by strong barriers to entry.  RiverPark seeks companies with latent pricing power, expanding free cash flow and a high return on invested capital.  RiverPark also looks for companies with strong and experienced management teams with clear business objectives.  RiverPark believes it can gain an investment advantage not only through its primary research and by developing conviction in business models, but also because it invests with a long-term time horizon.

RiverPark’s investment process includes several well-defined steps.  First, RiverPark frames the investment opportunity by analyzing the investment characteristics of both the industry and the specific company with a focus on the medium- and long-term secular and structural dynamics involved, such as sustainable competitive advantages, barriers to entry, technological innovation, changes in government regulation and demographic trends.  The next step includes fundamental research, including company visits and primary research of competitors, customers and suppliers, as RiverPark seeks to gain conviction in both the competitive dynamics within the industry and the reputation, skill and drive of the management team.  Finally, RiverPark creates and maintains detailed, proprietary financial models of the revenues, earnings and cash flows of each potential investment and establishes price targets that encompass its view of the company’s future enterprise value.  RiverPark’s purchase and sell disciplines are driven by combining its own proprietary projections of the future fundamentals of a business with what it believes are conservative valuation metrics.  Generally, a security will be sold from the portfolio when RiverPark believes its assessment of the security’s intrinsic value has been realized, when the security is underperforming, or when its risk management or industry concentration guidelines suggest reducing the position.

RiverPark’s goal is to invest only when it can firmly establish conviction in the business prospects of the company and when it believes valuations are compelling.  RiverPark looks for the opportunity to invest in its high conviction ideas at times when it believes a company’s prospects are misunderstood by other investors or analysts, the markets react to short-term events, and/or business models change.

Principal Risks

RiverPark Growth is subject to a number of risks that may affect the value of its shares and cause you to lose money, including:

Equity Securities Risks.  The Fund invests primarily in equity securities.  Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors.  The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).  Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund investments, regardless of the performance or expected performance of companies in which the Fund invests.

Foreign Securities Risk.  The Fund may invest in foreign securities through investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers.  These investments involve certain risks not generally associated with investments in securities of U.S. issuers.  Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers.  Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets.  Foreign securities also involve such risks as currency fluctuation risk, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries.  With any investment in foreign securities, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war.

Growth Stock Risk.  The Fund invests in growth stocks.  Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the Fund’s performance.  When growth investing is out of favor, the Fund’s share price may decline even though the companies the Fund holds have sound fundamentals.  Growth stocks may also experience higher than average volatility.

Market Risk.  Because the Fund invests a substantial portion of its assets in stocks, it is subject to stock market risk.  Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market.  In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Management Risk.  Management risk means that the Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

See “Description of Principal Risks” beginning on page 37 for a discussion of each of these risks.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.  Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.  Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is no guarantee of future results.

Calendar Year Total Returns
(as of December 31)
Institutional Class

During the period of time shown in the bar chart, the highest quarterly return was 20.09% for the quarter ended March 31, 2012 and the lowest quarterly return was -11.34% for the quarter ended September 30, 2011.

The performance table below shows how the Fund’s average annual return for the calendar year ended December 31, 2012 and since inception of the Fund’s operations (i.e. September 30, 2010), compare to that of the Fund’s benchmarks, Russell 1000 Growth Index and S&P 500 Index:

Average Annual Total Returns	1 Year	Since Inception (9/30/2010)
Institutional Class Shares
Return Before Taxes	21.77%	14.14%
Return After-Tax on Distributions*	21.64%	14.02%
Return After-Tax on Distributions and Sale of Fund Shares*	14.29%	12.12%
Retail Class Shares
Return Before Taxes	21.44%	13.84%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	15.26%	13.25%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	12.83%

*
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns are for Institutional Class Shares only.  The after-tax returns for Retail Class Shares will vary.  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Updated performance information is available by calling the Fund, toll free, at 888-564-4517, or by visiting the Fund’s website at www.riverparkfunds.com.

Management
Investment Adviser
RiverPark Advisors, LLC serves as the Fund’s investment adviser.

Portfolio Manager
Mitchell Rubin, Chief Investment Officer of the Adviser, has been the portfolio manager since the Fund’s inception and is primarily responsible for the investment decisions of the Fund.  Mr. Rubin has been associated with the Adviser since 2009.

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any business day by written request by mail (RiverPark Funds, P.O. Box 219008, Kansas City, MO 64121-9008), by wire transfer, by telephone at 888-564-4517, or through a financial intermediary.  The minimum initial investment in the Retail Class Shares is $1,000.  The minimum initial investment in the Institutional Class Shares is $1 million.  Class C Shares, when offered for sale to investors, will have a minimum initial investment of $1,000.  There is no minimum for subsequent investments if payment is mailed by check; otherwise the minimum is $100.  Transactions received, in good order, before the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) receive the next calculated net asset value.

Tax Information
The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your financial planner or visit your financial intermediary’s website for more information.

Summary Section

RiverPark/Wedgewood Fund
            Retail Class Shares
            Institutional Class Shares
            Class C Shares*

*	Class C Shares are not currently being offered for sale to investors.

Investment Objective
The RiverPark/Wedgewood Fund (“RiverPark/Wedgewood” or the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Retail	Institutional	Class C

Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee	None	None	None

	Retail	Institutional	Class C
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	None	None	1.00%
Other Expenses1	0.63%	0.38%	0.38%
Total Annual Fund Operating Expenses	1.28%	1.03%	2.03%
Fee Waiver and/or Expense Reimbursement2	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.25%	1.00%	2.00%

1
Other Expenses are based on actual amounts for the Fund’s Institutional Class Shares for the fiscal year ended September 30, 2012 and include administration, transfer agency, custodian, administrative servicing and shareholder servicing fees.  Other Expenses for the Retail Class and Class C Shares are based on the Other Expenses of the Institutional Class Shares for the fiscal year ended September 30, 2012.  Other Expenses for the Retail Class Shares include a shareholder servicing fee of 0.25%.

2
RiverPark Advisors, LLC, the Fund’s investment adviser (“RiverPark” or the “Adviser”), has agreed contractually to waive its fees and to reimburse expenses of the Fund, including expenses associated with the Fund’s shareholder services plan and administrative services plan, to the extent necessary to ensure that operating expenses (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.00% for the Institutional Class Shares, 1.25% for the Retail Class Shares and 2.00% for the Class C Shares of the Fund’s average net assets.  This arrangement is in effect until at least January 31, 2014 and, subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Funds at least 30 days prior to the annual approval of its determination not to continue the agreement.  This agreement may be terminated with 90 days notice by a majority of the independent members of the Board or a majority of the Fund’s outstanding shares.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Retail	$127	$401	$695	$1,532
Institutional	$102	$325	$566	$1,257
Class C	$203	$634	$1,090	$2,356

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the fiscal year ended September 30, 2012, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

RiverPark/Wedgewood seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that Wedgewood Partners, Inc., the Fund’s sub-adviser (“Wedgewood”), believes have above-average growth prospects.  The Fund invests primarily in common stocks.  The Fund considers companies with market capitalizations in excess of $5 billion to be large capitalization companies.  The Fund is non-diversified and invests in a limited number of companies, generally holding securities of between 19 and 21 companies.  The Fund invests primarily in the securities of U.S. companies, but it may also invest outside of the U.S.

Wedgewood seeks investments in market leaders with dominant products or services that are irreplaceable or lack substitutes in today’s economy.  Wedgewood invests for the long-term, and expects to hold securities, in many cases, for more than 5 years.

Wedgewood’s investment process involves rigorous qualitative and quantitative inputs as well as a strict valuation and risk discipline.  Wedgewood’s quantitative process seeks to differentiate among the 500-600 largest companies to separate those which exhibit factors such as above-average returns on equity, returns on capital, cash flow returns on investment, earnings per share growth and revenue growth.  The qualitative process then focuses on the sustainability of the company’s business model with particular emphasis on barriers to entry, competition and relative buyer/supplier leverage.  Wedgewood next uses a valuation model to forecast future performance for sales, earnings and financial position to create absolute valuation projections for the company’s intrinsic value seeking to invest in a focused (19-21 securities) portfolio of its highest conviction ideas.  Positions are reduced or eliminated from the portfolio over time when long-term growth rates fall below Wedgewood’s expectations, a superior opportunity becomes available and/or appreciation results in an excessively large holding in the portfolio.

Principal Risks

RiverPark/Wedgewood is subject to a number of risks that may affect the value of its shares and cause you to lose money, including:

Equity Securities Risks.  The Fund invests primarily in equity securities.  Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors.  The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).  Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund investments, regardless of the performance or expected performance of companies in which the Fund invests.

Foreign Securities Risk.  The Fund may invest in foreign securities through investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers.  These investments involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries. With any investment in foreign securities, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war.

Growth Stock Risk. The Fund invests in growth stocks.  Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the Fund’s performance.  When growth investing is out of favor, the Fund’s share price may decline even though the companies the Fund holds have sound fundamentals.  Growth stocks may also experience higher than average volatility.

Market Risk.  Because the Fund invests a substantial portion of its assets in stocks, it is subject to stock market risk.  Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market.  In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Management Risk.  Management risk means that the sub-adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

Non-Diversification Risk.  RiverPark/Wedgewood is non-diversified, which means that it may hold larger positions in a smaller number of individual securities than if it were diversified.  This means that increases or decreases in the value of any of the individual securities owned by the Fund may have a greater impact on the Fund’s net asset value and total return than would be the case in a diversified fund which would likely hold more securities.  Therefore, the Fund’s value may fluctuate more, and it could incur greater losses as a result of decreases in the value of any one of its holdings, than if it had invested in a larger number of stocks.

See “Description of Principal Risks” beginning on page 37 for a discussion of each of these risks.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.  Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.  Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is no guarantee of future results.

Calendar Year Total Returns
(as of December 31)
Institutional Class

During the period of time shown in the bar chart, the highest quarterly return was 18.23% for the quarter ended March 31, 2012 and the lowest quarterly return was -9.39% for the quarter ended September 30, 2011.

The performance table below shows how the Fund’s average annual return for the calendar year ended December 31, 2012 and since inception of the Fund’s operations (i.e. September 30, 2010), compare to that of the Fund’s benchmarks, Russell 1000 Growth Index and S&P 500 Index:

Average Annual Total Returns	1 Year	Since Inception (9/30/2010)
Institutional Class Shares
Return Before Taxes	21.68%	15.78%
Return After-Tax on Distributions*	21.62%	15.74%
Return After-Tax on Distributions and Sale of Fund Shares*	14.17%	13.58%
Retail Class Shares
Return Before Taxes	21.38%	15.50%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	15.26%	13.25%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	12.83%

*
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns are for Institutional Class Shares only.  The after-tax returns for Retail Class Shares will vary.  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Updated performance information is available by calling the Fund, toll free, at 888-564-4517, or by visiting the Fund’s website at www.riverparkfunds.com.

Management
Investment Adviser
RiverPark Advisors, LLC serves as the Fund’s investment adviser.

Sub-Adviser
Wedgewood Partners, Inc. serves as the Fund’s sub-adviser.

Portfolio Manager
David A. Rolfe, CFA, has been the portfolio manager since the Fund’s inception and is primarily responsible for the investment decisions of the Fund.  Mr. Rolfe is the Chief Investment Officer of Wedgewood and has been associated with Wedgewood since its inception in 1992.

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any business day by written request by mail (RiverPark Funds, P.O. Box 219008, Kansas City, MO 64121-9008), by wire transfer, by telephone at 888-564-4517, or through a financial intermediary.  The minimum initial investment in the Retail Class Shares is $1,000.  The minimum initial investment in the Institutional Class Shares is $1 million.  Class C Shares, when offered for sale to investors, will have a minimum initial investment of $1,000.  There is no minimum for subsequent investments if payment is mailed by check; otherwise the minimum is $100.  Transactions received, in good order, before the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) receive the next calculated net asset value.

Tax Information
The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your financial planner or visit your financial intermediary’s website for more information.

Summary Section

RiverPark Short Term High Yield Fund
            Retail Class Shares
            Institutional Class Shares

Investment Objective

The RiverPark Short Term High Yield Fund (“RiverPark Short Term” or the “Fund”) seeks high current income and capital appreciation consistent with the preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Retail	Institutional

Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None

Retail	Institutional

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%
Distribution and Service (12b-1) Fees	None	None
Other Expenses1	0.72%	0.47%
Total Annual Fund Operating Expenses	1.37%	1.12%
Fee Waiver and/or Expense Reimbursement2	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements	1.25%	1.00%

1
Other Expenses are based on actual amounts for the Fund’s Institutional Class Shares for the fiscal year ended September 30, 2012 and include administration, transfer agency, custodian, administrative servicing and shareholder servicing fees.  Other Expenses for the Retail Class Shares are based on the Other Expenses of the Institutional Class Shares for the fiscal year ended September 30, 2012.  Other Expenses for the Retail Class Shares include a shareholder servicing fee of 0.25%.

2
RiverPark Advisors, LLC, the Fund’s investment adviser (“RiverPark” or the “Adviser”), has agreed contractually to waive its fees and to reimburse expenses of the Fund, including expenses associated with the Fund’s shareholder services plan and administrative services plan, to the extent necessary to ensure that operating expenses (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.00% for the Institutional Class Shares and 1.25% for the Retail Class Shares of the Fund’s average net assets.  This arrangement is in effect until at least January 31, 2014 and, subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Funds at least 30 days prior to the annual approval of its determination not to continue the agreement.  This agreement may be terminated with 90 days notice by a majority of the independent members of the Board or a majority of the Fund’s outstanding shares.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Retail	$127	$411	$717	$1,584
Institutional	$102	$344	$605	$1,352

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the fiscal year ended September 30, 2012, the Fund’s portfolio turnover rate was 611% of the average value of its portfolio.

Principal Investment Strategies

RiverPark Short Term seeks high current income and capital appreciation consistent with the preservation of capital by investing in short term debt, preferred stock, convertible bonds, bank loans and high yield bonds (“Securities”), such as securities issued by the U.S. Government, its agencies and instrumentalities, or corporate bonds or notes that Cohanzick Management, LLC (“Cohanzick”), RiverPark Short Term’s sub-adviser, deems appropriate for the Fund’s investment objective.  Under normal circumstances, RiverPark Short Term will invest no less than 80% of its net assets in high yield securities, also known as “junk bonds,” rated BB or below by a Rating Agency or, if unrated, determined by Cohanzick to be of comparable quality.  The Fund will maintain a dollar-weighted average effective maturity of no more than three years.  However, the Fund may invest up to 25% of its assets in Securities that have not been called or tendered having a maturity date in excess of three years.  The effective maturity of a security will be defined as the shorter of the contractual maturity of a security or the date Cohanzick reasonably believes that because of a Qualifying Feature (as described below) a security will be redeemed earlier than the contractual maturity date.   “Qualifying Feature” means any of the following: (a) an announcement, or when Cohanzick reasonably believes such an announcement will be made, of the issuer such as an issuer announcement of an early redemption; (b) a relevant contractual feature of the Security, such as provisions allowing holders a mandatory put date; (c) a specific attribute of such Security such as contractual sinking fund requirements and/or cash flow sweeps.

In addition to considering economic factors such as the effect of interest rates on RiverPark Short Term’s investments, Cohanzick applies a “bottom up” approach in choosing investments.  This means that Cohanzick looks at income-producing securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment objective.  If Cohanzick is unable to find such investments, the Fund’s uninvested assets may be held in cash or similar investments, subject to the Fund’s specific investment objective.  Securities are generally held in the Fund’s portfolio until maturity or effective maturity.  However, a security may be sold prior to maturity.  For example, a security may be sold prior to maturity in light of a corporate action or announcement affecting the issuer.  In addition, a security may be purchased at a discount and/or sold prior to maturity where Cohanzick believes it is advantageous to do so.

Principal Risks

RiverPark Short Term is subject to a number of risks that may affect the value of its shares and cause you to lose money, including:

Risks of Investing in Fixed Income Securities.   The Fund invests a significant portion of its assets in fixed income securities.  Fixed income securities are subject to credit risk and market risk, including interest rate risk.  Credit risk is the risk of the issuer’s inability to meet its principal and interest payment obligations.  Market risk is the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.  There is no limitation on the maturities of fixed income securities in which the Fund invests.  Securities having longer maturities generally involve greater risk of fluctuations in value resulting from changes in interest rates.

Interest Rate Risk.  The prices of securities in general and fixed-income securities in particular tend to be sensitive to interest rate fluctuations.  Unexpected fluctuations in interest rates can result in significant changes in the prices of fixed-income securities.  In addition, interest rate increases generally will increase the interest carrying costs of borrowed securities and leveraged investments.  To the extent that interest rate assumptions underlie the hedge ratios implemented in hedging a particular position, fluctuations in interest rates could invalidate those underlying assumptions and expose a Fund’s assets to losses. Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules.

Credit Risk.  Debt portfolios are subject to credit risk.  Credit risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument.  Financial strength and solvency of an issuer are the primary factors influencing credit risk.  In addition, lack or inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk.  Credit risk may change over the life of an instrument, and debt obligations which are rated by rating agencies are often reviewed and may be subject to downgrade.

Below Investment Grade Securities Risks.  The Fund invests in fixed-income instruments which are or are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody’s Investors Service, Inc. and Standard & Poor’s Corporation and accordingly involve great risk.  Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk to adverse conditions.  These securities offer higher returns than bonds with higher ratings as compensation for holding an obligation of an issuer perceived to be less creditworthy.  The market prices of such securities are also subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and ask prices of such securities may be greater than those prevailing in other securities markets.  Changes in economic conditions or developments regarding issuers of non-investment grade debt securities are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for higher grade debt securities.  In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

High-Yield Securities Risks.  The Fund invests principally in high-yield securities.  Such securities are generally not exchange-traded and, as a result, these instruments trade in a smaller secondary market than exchange-traded bonds.  In addition, the Fund invests in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments.  High-yield securities that are below investment grade or unrated face ongoing uncertainties and exposure to adverse business, financial or economic conditions which could lead to the issuer’s inability to meet timely interest and principal payments.  The market values of certain of these lower-rated and unrated debt securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates, and tend to be more sensitive to economic conditions than are higher-rated securities.  Companies that issue such securities are often highly leveraged and may not have available to them more traditional methods of financing.  It is possible that a major economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities.  In addition, it is possible that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default of such securities.

Risks Associated with Investments in Distressed Securities.  The Fund may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings.  Although such investments may result in significant returns to the Fund, they involve a substantial degree of risk.  Any one or all of the issuers of the securities in which the Fund may invest may be unsuccessful or not show any return for a considerable period of time.  The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high.  There is no assurance that the Fund’s sub-adviser will correctly evaluate the value of the assets collateralizing the Fund’s loans or the prospects for a successful reorganization or similar action.  In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than the Fund’s original investment.  Under such circumstances, the returns generated from the Fund’s investments in distressed securities may not adequately compensate for the risks assumed.  In addition, there is no minimum credit standard that is a prerequisite to the Fund’s investment in any instrument, and a significant portion of the obligations and preferred stock in which the Fund invests may be less than investment grade.

Foreign Securities Risk.  The Fund may invest in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers.  These investments involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries. With any investment in foreign securities, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war.

Management Risk.  Management risk means that the Adviser’s or sub-adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

Portfolio Turnover Risk.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

See “Description of Principal Risks” beginning on page 37 for a discussion of each of these risks.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.  Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.  Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is no guarantee of future results.

Calendar Year Total Returns
(as of December 31)
Institutional Class

During the period of time shown in the bar chart, the highest quarterly return was 1.65% for the quarter ended December 31, 2011 and the lowest quarterly return was -0.01% for the quarter ended September 30, 2011.

The performance table below shows how the Fund’s average annual return for the calendar year ended December 31, 2012 and since inception of the Fund’s operations (i.e. September 30, 2010) compare to that of the Fund’s benchmarks, BofA Merrill Lynch 1-3 Yr U.S. Corporate Bond Index and BofA Merrill Lynch 1 Year U.S. Treasury Index:

Average Annual Total Returns	1 Year	Since Inception (9/30/2010)
Institutional Class Shares
Return Before Taxes	4.44%	4.17%
Return After-Tax on Distributions*	2.94%	2.66%
Return After-Tax on Distributions and Sale of Fund Shares*	2.87%	2.67%
Retail Class Shares
Return Before Taxes	4.20%	3.90%
BofA Merrill Lynch 1-3 Yr U.S. Corporate Bond Index (reflects no deduction for fees, expenses or taxes)	4.49%	2.88%
BofA Merrill Lynch 1 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	0.24%	0.39%

*
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns are for Institutional Class Shares only.  The after-tax returns for Retail Class Shares will vary.  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Updated performance information is available by calling the Fund, toll free, at 888-564-4517, or by visiting the Fund’s website at www.riverparkfunds.com.

Management
Investment Adviser
RiverPark Advisors, LLC acts as the investment adviser for RiverPark Short Term.

Sub-Adviser
Cohanzick Management, LLC acts as the sub-adviser for RiverPark Short Term.

Portfolio Manager
David K. Sherman has been the portfolio manager for RiverPark Short Term since the Fund’s inception.  Mr. Sherman has been associated with Cohanzick since 1996.

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any business day by written request by mail (RiverPark Funds, P.O. Box 219008, Kansas City, MO 64121-9008), by wire transfer, by telephone at 888-564-4517, or through a financial intermediary.  The minimum initial investment in the Retail Class Shares is $1,000.  The minimum initial investment in the Institutional Class Shares is $1 million.  There is no minimum for subsequent investments if payment is mailed by check; otherwise the minimum is $100.  Transactions received, in good order, before the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) receive the next calculated net asset value.

Tax Information
The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your financial planner or visit your financial intermediary’s website for more information.

Summary Section

RiverPark Long/Short Opportunity Fund
            Retail Class Shares
            Institutional Class Shares
            Class C Shares*

*	Class C Shares are not currently being offered for sale to investors.

Investment Objective
The RiverPark Long/Short Opportunity Fund (“RiverPark Long/Short” or the “Fund”) seeks long-term capital appreciation while managing downside volatility.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Retail	Institutional	Class C

Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee	None	None	None

	Retail	Institutional	Class C
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%	1.50%	1.50%
Distribution and Service (12b-1) Fees	None	None	1.00%
Interest Expense and Dividends on Short Positions	1.65%	1.65%	1.65%
Other Expenses1	1.12%	0.97%	0.97%
Total Annual Fund Operating Expenses	4.27%	4.12%	5.12%
Fee Waiver and/or Expense Reimbursement2	(0.62%)	(0.62%)	(0.62%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	3.65%	3.50%	4.50%

1
Other Expenses are based on actual amounts for the Fund’s Institutional Class Shares for the fiscal year ended September 30, 2012 and include administration, transfer agency, custodian, administrative servicing and shareholder servicing fees.  Other Expenses for the Retail Class and Class C Shares are based on the Other Expenses of the Institutional Class Shares for the fiscal year ended September 30, 2012.  Other Expenses for the Retail Class Shares include a shareholder servicing fee of 0.25%.

2
RiverPark Advisors, LLC, the Fund’s investment adviser (“RiverPark” or the “Adviser”), has agreed contractually to waive its fees and to reimburse expenses of the Fund, including expenses associated with the Fund’s shareholder services plan and administrative services plan, to the extent necessary to ensure that operating expenses (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.85% for the Institutional Class Shares, 2.00% for the Retail Class Shares and 2.85% for the Class C Shares of the Fund’s average net assets.  This agreement is in effect until at least January 31, 2014 and, subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Fund at least 30 days prior to the annual approval of its determination not to continue the agreement.  This agreement may be terminated with 90 days notice by a majority of the independent members of the Board or a majority of the Fund’s outstanding shares.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Retail	$367	$1,239	$2,124	$4,393
Institutional	$353	$1,196	$2,055	$4,269
Class C	$451	$1,479	$2,504	$5,057

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the fiscal year ended September 30, 2012, the Fund’s portfolio turnover rate, on a non-annualized basis, was 20% of the average value of its portfolio.

Principal Investment Strategies

RiverPark Long/Short Opportunity Fund seeks long-term capital appreciation while managing downside volatility by investing long in equity securities that RiverPark believes have above-average growth prospects and selling short equity securities the Adviser believes are competitively disadvantaged over the long term.  The Fund invests primarily in the securities of U.S. companies, but it may also invest outside the U.S.  The Fund limits its investments in the securities of foreign issuers to no more than 15% of its assets.  The equity securities in which the Fund invests are primarily common stocks.  The Fund may invest in the equity securities of issuers with small, medium or large market capitalizations.

The Fund is an opportunistic long/short investment fund.  The Fund’s investment goal is to achieve above average rates of return with less volatility and less downside risk as compared to U.S. equity markets.  The Fund seeks to accomplish its objective through in depth, long-term, fundamental research.  The Fund focuses its research on what the Adviser believes to be the dominant secular, economic and demographic changes in society.  The Adviser seeks to identify the industries and companies most affected, positively or negatively, by these changes.  On the long side, the Adviser seeks to identify those companies that the Adviser believes have strong growth prospects, best in class management teams, strong pricing power, large market opportunities and high returns on capital.  The Adviser uses a fundamental research driven approach to identify those industries and companies with the strongest growth prospects for revenue, earnings and/or cash flow over the medium and long term and seeks to buy stock in companies at attractive valuations.  In addition, on the short side, the Adviser seeks to identify those companies that the Adviser believes have low quality management teams, a history of poor capital allocation, are losing competitive and pricing advantage and may have contracting earnings for the foreseeable future.  The Adviser then employs a value discipline in constructing the Fund’s portfolio and seeks to purchase and/or sell short securities if and only if the Adviser believes that the current price does not properly reflect the company’s long term prospects and risks.

Individual company derivatives may be used to enhance the risk return profile of specific investment opportunities, and market index derivatives may be employed to manage market and industry exposure.  The types of derivatives in which the Fund may invest include call options, put options and swap contracts.  The Fund will primarily use options, calls and puts, to make investments that have less downside risk as compared to investment directly in the equities underlying the option.  The Fund does not intend to use options for the purpose of gaining leverage to any material degree.  Examples of strategies that the Fund may pursue using options include:  (i) selling calls on existing positions, (ii) selling puts in cases where a decline in the value of a stock would trigger the Adviser’s decision to purchase the stock pursuant to the Fund’s strategy, (iii) purchasing calls where there is the Adviser perceives there to be significant downside risk associated with the underlying stock, and (iv) purchasing puts to hedge existing long positions.  The Fund may use swaps when the Adviser determines such contracts to be a cost effective and more efficient manner to gain exposure to securities as compared to direct investment in the underlying security.

The Fund may sell securities short so long as, as a result of that sale, the current value of securities sold short by the Fund does not exceed 50% of the value of its gross assets (including the amounts borrowed) and 100% of the value of its net assets.  The amount of shorts in the portfolio at any given time will be dependent on finding attractively priced short ideas and the desire to manage the overall net market exposure of the Fund.  Additionally, the Fund’s principal investment strategy may include borrowing so long as the Fund limits its borrowing to no more than 30% of its total assets (including the amounts borrowed).  Selling securities short and borrowing are considered forms of leverage.

Principal Risks

The Fund is subject to a number of risks that may affect the value of its shares and cause you to lose money, including:

Equity Securities Risks.  The Fund invests primarily in equity securities.  Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors.  The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).  Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund’s investments, regardless of the performance or expected performance of companies in which the Fund invests.

Risks of Using Leverage and Short Sales.  The Fund may use leverage.  Leverage is the practice of borrowing money to purchase securities.  These investment practices involve special risks.  Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

Growth Stock Risk.  The Fund invests in growth stocks.  Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the Fund’s performance.  When growth investing is out of favor, the Fund’s share price may decline even though the companies the Fund holds have sound fundamentals.  Growth stocks may also experience higher than average volatility.

Market Risk.  Because the Fund invests a substantial portion of its assets in stocks, it is subject to stock market risk.  Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market.  In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Small and Medium Capitalization Company Risk.  The Fund may invest in the securities of smaller capitalization companies which may be newly formed or have limited product lines, distribution channels and financial and managerial resources.  The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more well-established companies.  This may cause the Fund’s share price to be more volatile when compared to investment companies that focus only on large capitalization companies.  Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.  Compared to large companies, smaller companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories. Further, the equity securities of smaller companies are often traded over-the-counter and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange.  Consequently, the Funds may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.

Foreign Securities Risk.  Investments in foreign securities involve certain risks not generally associated with investments in securities of U.S. issuers.  Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers.  Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets.  Foreign securities also involve such risks as currency fluctuation risk, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries.  With any investment in foreign securities, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war.

Management Risk.  Management risk means that the Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

Options Risk.  The Fund will expose investors to the risks inherent in trading options.  These risks include, but are not limited to, volatile movements in the price of the underlying instrument and misjudgments as to the future prices of the options and/or the underlying instrument.  Increased option volatility can increase both the profit potential and the risk associated with the Fund’s trading.  While volatility can be monitored and reacted to, there is no cost-effective means of hedging against market volatility.

Selling options creates additional risks.  The seller of a “naked” call option (or the seller of a put option who has a short position in the underlying instrument) is subject to the risk of a rise in the price in the underlying instrument above the strike price, which risk is reduced only by the premium received for selling the option.  In exchange for the proceeds received from selling the call option (in lieu of an outright short position), the option seller gives up (or will not participate in) all of the potential gain resulting from a decrease in the price of the underlying instrument below the strike price prior to expiration of the option.

The seller of a “naked” put option (or the seller of a call option who has a long position in the underlying instrument) is subject to the risk of a decline in price of the underlying instrument below the strike price, which risk is reduced only by the proceeds received from selling the option.  In exchange for the premium received for selling the put option (in lieu of an outright long position), the option seller gives up (or will not participate in) all of the potential gain resulting from an increase in the price of the underlying instrument above the strike price prior to the expiration of the option.

Due to the inherent leveraged nature of options, a relatively small adverse move in the price of the underlying instrument may result in immediate and substantial losses to the Fund.

Swaps Risk.  The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in the reference assets and short sales.  Transactions in swaps can involve greater risks than if the Fund had invested directly in the reference asset because, in addition to general market risks, swaps are also subject to illiquidity risk, counterparty risk, credit risk and valuation risk.  Because they are two-party contracts and because they may have terms of greater than seven days, swap transactions may be considered to be illiquid.  Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty.  Some swaps may be complex and valued subjectively. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.  The prices of swaps can be very volatile, and a variance in the degree of volatility or in the direction of the price of the reference asset from the expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a swap and an investment position may be impossible to achieve. As a result, the Fund’s use of swaps may not be effective in fulfilling the Fund’s investment strategies and may contribute to losses that would not have been incurred otherwise.  As a registered investment company, the Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other approved measures to “cover” open positions with respect to certain kinds of derivatives instruments. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the SEC’s positions regarding asset segregation.

Portfolio Turnover Risk. The Fund may engage in short-term trading strategies and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action.  These policies, together with the ability of the Fund to effect short sales of securities and to engage in transactions in options, may have the effect of increasing the annual rate of portfolio turnover of the Funds.  A high portfolio turnover rate will result in greater brokerage commissions and transaction costs.  It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.

See “Description of Principal Risks” beginning on page 37 for a discussion of each of these risks.

Performance
Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.  The performance information for periods prior to March 30, 2012 shown below is for the Fund’s predecessor partnership (RiverPark Opportunity Fund, LLC).  The predecessor partnership was merged into and reorganized as the Fund, a series of RiverPark Funds Trust, as of March 30, 2012.  The merger and reorganization of the predecessor partnership into the Fund was for purposes entirely unrelated to the establishment of a performance record. The Fund is managed by the same portfolio manager and in a manner that is in all material respects equivalent to the management of the predecessor partnership since its inception on September 30, 2009.  During its operating history, the predecessor partnership’s investment policies, objectives, guidelines and restrictions were in all material respects equivalent to the Fund’s.  The information for periods prior to March 30, 2012 shows how the predecessor partnership’s performance varied from year to year, and reflects the actual fees and expenses that were charged when the Fund was a partnership.  When the Fund was a partnership, it charged certain investors a 20% performance fee and capped its non-performance related expenses at 2% at annual rates.  The Fund does not charge a performance fee.  If the annual returns for the predecessor partnership were charged the same fees and expenses as the Fund, the annual returns for the predecessor partnership would have been higher.  From its inception on September 30, 2009 through March 30, 2012, the predecessor partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act or the Code, which if they had been applicable, might have adversely affected its performance.  The information below provides some indications of the risks of investing in the Fund.   Comparison of performance to an appropriate index indicates how the Fund’s and the predecessor partnership’s average annual returns compare with those of a broad measure of market performance.  The Fund’s and the predecessor partnership’s past performance is not necessarily an indication of how the Fund will perform in the future.  Past performance (before and after taxes) is no guarantee of future results.

Calendar Year Total Returns
(as of December 31)1
Institutional Class#

1	The Fund’s predecessor partnership commenced operations on October 1, 2009.
#	Prior to March 30, 2012, the Fund was a private partnership and had one class of shares.

During the period of time shown in the bar chart, the highest quarterly return was 21.05% for the quarter ended March 31, 2012 and the lowest quarterly return was -6.25% for the quarter ended June 30, 2010.

The performance table below shows how the Fund’s average annual return since inception of operations of the Fund’s predecessor partnership compares to that of the Fund’s benchmarks, S&P 500 Index and Morningstar Long/Short Equity Category:

Average Annual Total Returns	1 Year	Since Inception (9/30/2009)
Institutional Class Shares
Return Before Taxes	18.90%	10.22%
Return After-Tax on Distributions*	N/A	N/A
Return After-Tax on Distributions and Sale of Fund Shares*	N/A	N/A
Retail Class Shares
Return Before Taxes	18.66%	10.15%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	12.00%
Morningstar Long/Short Equity Category (reflects no deduction for fees, expenses or taxes)	5.15%	1.96%

*	After-tax returns are not shown because the privately offered fund, unlike a regulated investment company, was not required to make annual distributions to its investors.

Updated performance information is available by calling the Fund, toll free, at 888-564-4517, or by visiting the Fund’s website at www.riverparkfunds.com.

Management
Investment Adviser
RiverPark Advisors, LLC serves as the Fund’s investment adviser.

Portfolio Manager
Mr. Mitchell Rubin, Chief Investment Officer of the Adviser, is the portfolio manager primarily responsible for the investment decisions of the Fund.  Mr. Rubin has been associated with the Adviser since 2009 and has been the portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any business day by written request by mail (RiverPark Funds, P.O. Box 219008, Kansas City, MO 64121-9008), by wire transfer, by telephone at 888-564-4517, or through a financial intermediary.  The minimum initial investment in the Retail Class Shares is $1,000.  The minimum initial investment in the Institutional Class Shares is $1 million.  Class C Shares will have a minimum initial investment of $1,000.  There is no minimum for subsequent investments if payment is mailed by check; otherwise the minimum is $100.  Transactions received, in good order, before the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) receive the next calculated net asset value.

Tax Information
The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your financial planner or visit your financial intermediary’s website for more information.

Summary Section

RiverPark/Gargoyle Hedged Value Fund
 Retail Class Shares
 Institutional Class Shares
 Class C Shares*
*	Class C Shares are not currently being offered for sale to investors.

Investment Objective
RiverPark/Gargoyle Hedged Value Fund (“RiverPark/Gargoyle” or the “Fund”) seeks long-term capital appreciation while exposing investors to less volatility than in a stand-alone stock portfolio.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Retail	Institutional	Class C

Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee	None	None	None

	Retail	Institutional	Class C
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	None	None	1.00%
Other Expenses1	1.29%	1.04%	1.04%
Total Annual Fund Operating Expenses	2.19%	1.94%	2.94%
Fee Waiver and/or Expense Reimbursement2	(0.69%)	(0.69%)	(0.69%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.50%	1.25%	2.25%

1
Other Expenses are based on actual amounts for the Fund’s Institutional Class Shares for the fiscal year ended September 30, 2012 and include administration, transfer agency, custodian, administrative servicing and shareholder servicing fees.  Other Expenses for the Retail Class and Class C Shares are based on the Other Expenses of the Institutional Class Shares for the fiscal year ended September 30, 2012.  Other Expenses for the Retail Class Shares include a shareholder servicing fee of 0.25%.

2
RiverPark Advisors, LLC, the Fund’s investment adviser (the “Adviser”), has agreed contractually to waive its fees and to reimburse expenses of the Fund , including expenses associated with the Fund’s shareholder services plan and administrative services plan, to the extent necessary to ensure that operating expenses (excluding interest, brokerage commissions, dividends and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.25% for the Institutional Class Shares, 1.50% for the Retail Class Shares and 2.25% for the Class C Shares of the Fund’s average net assets.  This agreement is in effect until at least January 31, 2014 and, subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Fund at least 30 days prior to the annual approval of its determination not to continue the agreement.  This agreement may be terminated with 90 days notice by a majority of the independent members of the Board or a majority of the Fund’s outstanding shares.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Retail	$153	$619	$1,112	$2,470
Institutional	$127	$542	$983	$2,208
Class C	$228	$845	$1,487	$3,212

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the fiscal year ended September 30, 2012, the Fund’s portfolio turnover rate, on a non-annualized basis, was 29% of the average value of its portfolio.

Principal Investment Strategies

RiverPark/Gargoyle Hedged Value Fund seeks long-term capital appreciation while exposing investors to less risk than a stand-alone stock portfolio by combining two investment strategies.  First, the Fund intends to invest 100% of its net assets in equity securities of medium-large capitalization companies (the “Stock Portfolio”) that Gargoyle Investment Advisor L.L.C. (“Gargoyle”), the Fund’s sub-adviser, believes are attractively priced relative to medium-large capitalization stocks generally.  The Fund considers companies in excess of $1.5 billion to be medium-large capitalization companies.  The equity securities in which the Fund invests are primarily common stocks.  The Fund invests primarily in the securities of U.S. companies, but it may also invest in securities of issuers outside of the U.S.  Second, the Fund sells index call options (the “Options Portfolio”) against the Stock Portfolio in an effort to increase the Fund’s income, reduce the volatility of its returns and, in general, improve the reward/risk of the Stock Portfolio.   The Fund seeks to maintain an overall net long market exposure of between 35% and 65%, as such is determined by Gargoyle taking into account the expected future beta of the Stock Portfolio and the effects of changing option volatility.

Gargoyle’s investment approach involves modifying and combining what it believes are two time-proven investment strategies—value investing and option buy-writing.  Option buy-writing is a strategy that involves owning the underlying securities and writing (selling) call options on such underlying securities.  In the Fund’s case, the Stock Portfolio as a whole serves as the underlying securities and a basket of index call options are written (sold) in place of individual equity options.  While Gargoyle views the Fund as one integrated portfolio with the goal of achieving its stated objective, the Stock Portfolio and the Options Portfolio investment approaches can be viewed independently.

Gargoyle periodically, and at least monthly, statistically analyzes approximately 2,500 U.S.-listed companies.  For each company, Gargoyle compares a number of fundamental ratios, such as the price-to-earnings ratio and the price-to-sales ratio, against both that company’s historic average for each such ratio as well as the applicable industry’s current average for each such ratio.  The goal is not to discover the companies with the lowest ratios on an absolute basis but rather to discover those companies whose current fundamental ratios are low relative to their own historic ratios and their industry’s current ratios.  Based upon these comparisons, and using a proprietary algorithm, each company is assigned a number – its “JScore”, which is the percentage of “fair market value” at which Gargoyle believes each such company is trading.

While Gargoyle analyzes approximately 2,500 companies, it limits the universe of candidates for inclusion in the Stock Portfolio to those with the largest market capitalization (typically the largest 1,000 companies).  These companies are then divided into three groups.  A company with a JScore substantially below 100% is a “buy” candidate.  Assuming the Fund has additional capital to invest, based upon certain subjective criteria and subject to risk considerations that limit the amount that the Fund may invest in any one company, sub-industry, industry group, industry or sector, the Fund will purchase a “buy” candidate.  A company with a JScore below, but not significantly below, 100% is a “hold.”  If the Fund does not own a “hold” stock, it will not buy it; if the Fund already owns a “hold” stock, it will not sell it, unless, pursuant to a proprietary algorithm and in consideration of potential tax consequences, it determines that the position should be reduced or fully liquidated.  Finally, any company with a JScore above 95% is considered a “Sell” candidate.  The Fund will generally (subject to certain tax considerations) sell companies that are “sell” candidates in order to meet redemptions or to provide funds to purchase “buy” candidates.

The second prong of the Fund’s investment strategy is to partially hedge the Stock Portfolio by selling index call options.  Throughout each month, Gargoyle, using proprietary software, determines the “best” basket of indexes on which to sell call options.  In determining the best basket, Gargoyle considers (1) the degree to which a basket, on a historical basis, would have most closely replicated, on a statistical basis, the performance of the stocks in the current Stock Portfolio and (2) at times which indexes have the most relatively overvalued options from an options valuation perspective.  Based upon other proprietary software and the experience and judgment of Gargoyle’s portfolio managers, it then typically sells near-term index call options with strike prices near the index’s current value such that the combined net long market exposure of the long Stock Portfolio and the short Options Portfolio is approximately 50%, as such is determined by Gargoyle taking into account the expected future beta of the stock portfolio and the effects of changing option volatility.

As a seller of index call options, the Fund is paid for assuming the risk of an index closing above a pre-set price (the “strike price”) on expiration (or on any date before its expiration date that the purchaser elects to exercise its option(s)).  As part of its determination of the best combination of options, Gargoyle strives to sell call options so that each month the total sales proceeds exceeds 1-1/2% of the Fund’s net asset value (for a “total” of 18% per year).  Barring early exercise and ignoring intra-month adjustments to the Options Portfolio, any time that an index closes on expiration at or below the selected strike prices, the Fund realizes the entire 1-1/2%.  Barring early exercise and ignoring intra-month adjustments to the Options Portfolio, any month that an index closes on expiration above the strike price, the Fund will be liable to pay, for each option sold, $100 for each point the index exceeds the strike price.  Against this liability, (1) the Fund has received the proceeds from the sale of the index call options and (2) the Stock Portfolio, which as a diversified portfolio of stocks, may reasonably be expected to have appreciated with the market.  Of course, there can be no guarantee of such returns, or of any positive returns, in any given month.

Gargoyle strives for the Fund to have, on an options-adjusted basis, a 50% net long market exposure.  This number—the net long market exposure—is monitored continually.  As long as the net long market exposure of the Fund stays sufficiently constant (which is currently defined as a net long market exposure of between 35% and 65%), Gargoyle, in general, does not adjust the net exposure of the Options Portfolio between expirations.  Gargoyle may take advantage of flows both in and out of the Fund when trading the Option Portfolio to alter the net long market exposure of the Fund.  Additionally, if, due to market conditions, the Fund’s net long market exposure falls outside the risk parameters then in place, Gargoyle will periodically adjust the Options Portfolio with the goal to bring the Fund back within those parameters.  To the extent that Gargoyle determines to roll the Options Portfolio forward (i.e., hedge the Stock Portfolio by using the next most near-term month’s options), the Fund maintains its call-selling bias.

Investors should note that, although Gargoyle will endeavor to sell near-term index call options, the Fund may implement other options strategies to hedge the Stock Portfolio, such as selling index call options other than near-term options, purchasing put options (on a stock, a sector index or a market index) or selling call options on individual stocks or sector indexes.

Principal Risks

The Fund is subject to a number of risks that may affect the value of its shares and cause you to lose money, including:

Equity Securities Risks.  The Fund invests primarily in equity securities.  Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors.  The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).  Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund’s investments, regardless of the performance or expected performance of companies in which the Fund invests.

Options Risks.  The Fund will expose investors to the risks inherent in trading options.  These risks include, but are not limited to, volatile movements in the price of the underlying instrument and misjudgments as to the future prices of the options and/or the underlying instrument.  Increased option volatility can increase both the profit potential and the risk associated with the Fund’s trading.  While volatility can be monitored and reacted to, there is no cost-effective means of hedging against market volatility.  Selling options creates additional risks.  The seller of a “naked” call option (or the seller of a put option who has a short position in the underlying instrument) is subject to the risk of a rise in the price in the underlying instrument above the strike price, which risk is reduced only by the premium received for selling the option.  In exchange for the proceeds received from selling the call option (in lieu of an outright short position), the option seller gives up (or will not participate in) all of the potential gain resulting from a decrease in the price of the underlying instrument below the strike price prior to expiration of the option.  The seller of a “naked” put option (or the seller of a call option who has a long position in the underlying instrument) is subject to the risk of a decline in price of the underlying instrument below the strike price, which risk is reduced only by the proceeds received from selling the option.  In exchange for the premium received for selling the put option (in lieu of an outright long position), the option seller gives up (or will not participate in) all of the potential gain resulting from an increase in the price of the underlying instrument above the strike price prior to the expiration of the option.  Due to the inherent leveraged nature of options, a relatively small adverse move in the price of the underlying instrument may result in immediate and substantial losses to the Fund.

Dispersion Risk.  As part of its investment strategy, the Fund sells index call options to hedge the Stock Portfolio.  As such, there is the risk that the Stock Portfolio will under-perform the blended performance of the indexes on which those options were sold.  If the Stock Portfolio were to under-perform such indexes sufficiently, the Fund could incur losses, even during times that the Stock Portfolio generates profits.

Value Stock Risk.  The Fund invests in value stocks.  When value investing is out of favor, the Fund’s share price may decline even though the companies the Fund holds have sound fundamentals.

Medium Capitalization Company Risk.  The Fund may invest in the securities of companies which are considered “mid-cap” or medium capitalization.  Such companies may be relatively newly formed or have limited product lines, distribution channels and financial and managerial resources.  The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more well-established companies.  This may cause the Fund’s share price to be more volatile when compared to investment companies that focus only on large capitalization companies.  Securities of medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger capitalization companies.  Compared to large-cap companies, medium cap companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories. Further, the equity securities of smaller companies are often traded over-the-counter and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, the Fund may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.

Market Risk.  Because the Fund invests a substantial portion of its assets in stocks, it is subject to stock market risk.  Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market.  In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Portfolio Turnover Risk. The Fund may engage in short-term trading strategies and securities may be sold without regard to the length of time held when, in the opinion of the sub-adviser, investment considerations warrant such action.  These policies, together with the ability of the Fund to effect short sales of securities and to engage in transactions in options, may have the effect of increasing the annual rate of portfolio turnover of the Funds.  A high portfolio turnover rate will result in greater brokerage commissions and transaction costs.  It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.

Management Risk.  Management risk means that the sub-adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

See “Description of Principal Risks” beginning on page 37 for a discussion of each of these risks.

Performance
Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.  The performance information for periods prior to April 30, 2012 shown below is for the Fund’s predecessor partnership (Gargoyle Hedged Value Fund L.P.).  The predecessor partnership was merged into and reorganized as the Fund, a series of RiverPark Funds Trust, as of April 30, 2012.  The merger and reorganization of the predecessor partnership into the Fund was for purposes entirely unrelated to the establishment of a performance record.  The Fund is managed by the same investment adviser (i.e., its sub-adviser, Gargoyle Investment Advisor, L.L.C.) and in a manner that is in all material respects equivalent to the management of the predecessor partnership since January 2000.  The predecessor partnership was formed and commenced operations in 1997, however, substantial changes were made to the strategy in January 2000, consistent with the strategy that the Fund currently pursues.   During its operating history since January 2000, the predecessor partnership’s investment policies, objectives, guidelines and restrictions were in all material respects equivalent to the Fund’s.  The information for periods prior to March 30, 2012 shows how the predecessor partnership’s performance varied from year to year, and reflects the actual fees and expenses that were charged when the Fund was a partnership.  When the Fund was a partnership, it charged investors a 20% performance fee.  The Fund does not charge a performance fee.  If the annual returns for the predecessor partnership were charged the same fees and expenses as the Fund, the annual returns for the predecessor partnership would have been higher.  From its inception through April 30, 2012, the predecessor partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act or the Code, which if they had been applicable, might have adversely affected its performance.  The information provides some indications of the risks of investing in the Fund.  Comparison of performance to an appropriate index indicates how the Fund’s and the predecessor partnership’s average annual returns compare with those of a broad measure of market performance.  The Fund’s and the predecessor partnership’s past performance is not necessarily an indication of how the Fund will perform in the future.  Past performance is no guarantee of future results.

Calendar Year Total Returns
(as of December 31)
Institutional Class#

#	Prior to April 30, 2012, the Fund was a private partnership and had one class of shares.

During the period of time shown in the bar chart, the highest quarterly return was 22.51% for the quarter ended June 30, 2009 and the lowest quarterly return was -20.52% for the quarter ended December 31, 2008.

The performance table below shows how the Fund’s average annual returns for each of the calendar periods indicated below compares to that of the Fund’s benchmarks, S&P 500 Index and the Russell 1000 Value Index:

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class Shares
Return Before Taxes	13.86%	3.86%	8.91%
Return After-Tax on Distributions*	N/A	N/A	N/A
Return After-Tax on Distributions and Sale of Fund Shares*	N/A	N/A	N/A
Retail Class Shares
Return Before Taxes	13.58%	3.81%	8.89%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	17.51%	0.59%	7.38%

*	After-tax returns are not shown because the privately offered fund, unlike a regulated investment company, was not required to make annual distributions to its investors.

Updated performance information is available by calling the Fund, toll free, at 888-564-4517, or by visiting the Fund’s website at www.riverparkfunds.com.

Management
Investment Adviser
RiverPark Advisors, LLC serves as the Fund’s investment adviser.

Sub-Adviser
Gargoyle Investment Advisor, L.L.C. (“Gargoyle”) serves as the Fund’s sub-adviser.

Portfolio Manager
Joshua B. Parker, Managing Partner of Gargoyle, has served as co-portfolio manager of the Fund since inception (including of its predecessor partnership since its inception in January 1997).

Alan L. Salzbank, Managing Partner of Gargoyle, has served as co-portfolio manager of the Fund since inception (including of its predecessor partnership since its inception in January 1997).

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any business day by written request by mail (RiverPark Funds, P.O. Box 219008, Kansas City, MO 64121-9008), by wire transfer, by telephone at 888-564-4517, or through a financial intermediary.  The minimum initial investment in the Retail Class Shares is $1,000.  The minimum initial investment in the Institutional Class Shares is $1 million.  Class C Shares will have a minimum initial investment of $1,000.  There is no minimum for subsequent investments if payment is mailed by check; otherwise the minimum is $100.  Transactions received, in good order, before the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) receive the next calculated net asset value.

Tax Information
The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your financial planner or visit your financial intermediary’s website for more information.

Additional Information about the Principal Investment Strategies of the Funds and Related Risks

This section provides additional information regarding the securities in which RiverPark Large Growth Fund, RiverPark/Wedgewood Fund, RiverPark Short Term High Yield Fund, RiverPark Long/Short Opportunity Fund and RiverPark Gargoyle Hedged Value Fund (each a “Fund”, and collectively, the “Funds”) invest, the investment techniques each uses and the risks associated with each Fund’s investment program.  A more detailed description of the Funds’ investment policies and restrictions, and additional information about the Funds’ investments, is contained in the Statement of Additional Information (“SAI”).

RiverPark Large Growth Fund

Principal Investment Strategies

RiverPark Growth seeks long-term capital appreciation by investing in equity securities of large capitalization companies that RiverPark Advisors, LLC, the Fund’s investment adviser (“RiverPark” or the “Adviser”), believes have above-average growth prospects.  Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of large capitalization companies.  This policy is fundamental and may not be changed without shareholder approval.  The Fund invests primarily in common stocks.  The Fund considers companies with market capitalizations in excess of $5 billion to be large capitalization companies.  RiverPark uses a fundamental research driven approach to identifying those industries and companies with the strongest growth prospects for revenue, earnings and/or cash flow over the medium and long term and seeks to buy stock in those companies at attractive valuations.

The Fund invests primarily in the securities of U.S. companies, but it may also invest outside the U.S. through investments in depositary receipts (such as American Depositary Receipts, “ADRs”) that represent indirect interests in securities of foreign issuers.  The Fund may invest without limitation in such securities.

The Fund invests in industries that RiverPark believes are the beneficiaries of long-term secular changes in the global economy and companies within those industries that are gaining market share and have, what RiverPark believes to be, long-term sustainable competitive advantages and positions protected by strong barriers to entry.  RiverPark seeks companies with latent pricing power, expanding free cash flow and a high return on invested capital.  RiverPark also looks for companies with strong and experienced management teams with clear business objectives.  RiverPark believes it can gain an investment advantage not only through its primary research and by developing conviction in business models, but also because it invests with a long-term time horizon.

RiverPark’s investment process includes several well-defined steps.  First, RiverPark frames the investment opportunity by analyzing the investment characteristics of both the industry and the specific company with a focus on the medium- and long-term secular and structural dynamics involved, such as sustainable competitive advantages, barriers to entry, technological innovation, changes in government regulation and demographic trends.  The next step includes fundamental research, including company visits and primary research of competitors, customers and suppliers, as RiverPark seeks to gain conviction in both the competitive dynamics within the industry and the reputation, skill and drive of the management team.  Finally, RiverPark creates and maintains detailed, proprietary financial models of the revenues, earnings and cash flows of each potential investment and establishes price targets that encompass its view of the company’s future enterprise value.  RiverPark’s purchase and sell disciplines are driven by combining its own proprietary projections of the future fundamentals of a business with what it believes are conservative valuation metrics.  Generally, a security will be sold from the portfolio when RiverPark believes its assessment of the security’s intrinsic value has been realized, when the security is underperforming, or when its risk management or industry concentration guidelines suggest reducing the position.

RiverPark’s goal is to invest only when it can firmly establish conviction in the business prospects of the company and when it believes valuations are compelling.  RiverPark looks for the opportunity to invest in its high conviction ideas at times when it believes a company’s prospects are misunderstood by other investors or analysts, the markets react to short-term events, and/or business models change.

Other Information about the Fund and its Non-Principal Investment Strategies

Securities Lending — The Fund may lend its securities to broker-dealers and other institutions to earn additional income, in an amount not to exceed 10% of the Fund’s net assets.

Illiquid Securities — The Fund may invest up to 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.  However, the Fund may not invest more than 10% of its net assets in such repurchase agreements.

Borrowing and Short Sales — The Fund may borrow up to 10% of the value of its total assets for investment purposes.  Loans in the aggregate, to cover overdrafts and for investment purposes, may not exceed the maximum amount that the borrower is permitted under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund may also effect short sales of securities.  The Fund may not sell a security short if, as a result of that sale, the current value of securities sold short by that Fund would exceed 10% of the value of the Fund’s net assets.  However, short sales effected “against the box” to hedge against a decline in the value of a security owned by the Fund are not subject to this 10% limitation.

Temporary or Defensive Positions — During periods of adverse market or economic conditions, or when, in the opinion of the Adviser, certain abnormal or extraordinary circumstances exist, the Fund may, as a temporary or defensive measure, invest all or a substantial portion of its assets in high quality, fixed income securities, money market instruments, or it may hold cash or cash equivalents, including investment grade short-term obligations.  Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security.  The Fund will not be pursuing its investment objectives in these circumstances.

RiverPark/Wedgewood Fund

Principal Investment Strategies

RiverPark/Wedgewood seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that Wedgewood Partners, Inc., the Fund’s sub-adviser (“Wedgewood”), believes have above-average growth prospects.  The Fund invests primarily in common stocks.  The Fund considers companies with market capitalizations in excess of $5 billion to be large capitalization companies.  The Fund is non-diversified and invests in a limited number of companies, generally holding securities of between 19 and 21 companies.

Wedgewood seeks investments in market leaders with dominant products or services that are irreplaceable or lack substitutes in today’s economy.  Wedgewood invests for the long term, and expects to hold securities, in many cases, for more than five years.

Wedgewood’s investment process involves rigorous qualitative and quantitative inputs as well as a strict valuation and risk discipline.  Wedgewood’s quantitative process seeks to differentiate among the 500-600 largest companies to separate those which exhibit factors such as above-average returns on equity, returns on capital, cash flow returns on investment, earnings per share growth and revenue growth.  The qualitative process then focuses on the sustainability of the company’s business model with particular emphasis on barriers to entry, competition and relative buyer/supplier leverage.  Wedgewood next uses a valuation model to forecast future performance for sales, earnings and financial position to create absolute valuation projections for the company’s intrinsic value seeking to invest in a focused (19-21 securities) portfolio of its highest conviction ideas.  Positions are reduced or eliminated from the portfolio over time when long-term growth rates fall below Wedgewood’s expectations, a superior opportunity becomes available and/or appreciation results in an excessively large holding in the portfolio.

The Fund invests primarily in the securities of U.S. companies, but it may also invest outside of the U.S. through investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers.  The Fund may invest up to 35% of the value of its net assets in such securities.

Other Information about the Fund and its Non-Principal Investment Strategies

Securities Lending — The Fund may lend its securities to broker-dealers and other institutions to earn additional income, in an amount not to exceed 10% of the Fund’s net assets.

Illiquid Securities — The Fund may invest up to 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.  However, the Fund may not invest more than 10% of its net assets in such repurchase agreements.

Borrowing and Short Sales — The Fund may borrow up to 10% of the value of its total assets for investment purposes. Loans in the aggregate, to cover overdrafts and for investment purposes, may not exceed the maximum amount that the borrower is permitted under the 1940 Act.  The Fund may also effect short sales of securities.  The Fund may not sell a security short if, as a result of that sale, the current value of securities sold short by that Fund would exceed 10% of the value of the Fund’s net assets.  However, short sales effected “against the box” to hedge against a decline in the value of a security owned by the Fund are not subject to this 10% limitation.

Non-Diversified Portfolio — As a “non-diversified” fund, the Fund may invest in fewer individual companies than a diversified investment company.  This means that the Fund may invest a greater percentage of its assets than a diversified investment company in a small number of issuers.  As a result, fluctuations in the values of the Fund’s investments may have a greater effect on the value of shares of the Fund than would be the case for a diversified investment company.

Temporary or Defensive Positions — During periods of adverse market or economic conditions, or when, in the opinion of the Adviser or sub-adviser, certain abnormal or extraordinary circumstances exist, the Fund may, as a temporary or defensive measure, invest all or a substantial portion of its assets in high quality, fixed income securities, money market instruments, or it may hold cash or cash equivalents, including investment grade short-term obligations.  Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security.  The Fund will not be pursuing its investment objectives in these circumstances.

RiverPark Short Term High Yield Fund

Principal Investment Strategies

RiverPark Short Term seeks high current income and capital appreciation consistent with the preservation of capital by investing in short term debt, preferred stock, convertible bonds, bank loans and high yield bonds (“Securities”), such as securities issued by the U.S. Government, its agencies and instrumentalities, or corporate bonds or notes that Cohanzick Management, LLC (“Cohanzick”), RiverPark Short Term’s sub-adviser, deems appropriate for the Fund’s investment objective.  Under normal circumstances, RiverPark Short Term invests no less than 80% of its net assets in high yield securities, also known as “junk bonds,” rated BB or below by a Rating Agency or, if unrated, determined by Cohanzick to be of comparable quality.  This policy is fundamental and may not be changed without shareholder approval.  The Fund will maintain a dollar-weighted average effective maturity of no more than three years.  However, the Fund may invest up to 25% of its assets in Securities that have not been called or tendered having a maturity date in excess of three years.  The effective maturity of a security will be defined as the shorter of the contractual maturity of a security or the date Cohanzick reasonably believes that because of a Qualifying Feature (as described below) a security will be redeemed earlier than the contractual maturity date.   “Qualifying Feature” means any of the following: (a) an announcement, or when Cohanzick reasonably believes such an announcement will be made, of the issuer such as an issuer announcement of an early redemption; (b) a relevant contractual feature of the Security, such as provisions allowing holders a mandatory put date; (c) a specific attribute of such Security such as contractual sinking fund requirements and/or cash flow sweeps.

In addition to considering economic factors such as the effect of interest rates on RiverPark Short Term’s investments, Cohanzick applies a “bottom up” approach in choosing investments.  This means that Cohanzick looks at income-producing securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment objective.  If Cohanzick is unable to find such investments, the Fund’s uninvested assets may be held in cash or similar investments, subject to the Fund’s specific investment objective.  Securities are generally held in the Fund’s portfolio until maturity or effective maturity.  However, a security may be sold prior to maturity.  For example, a security may be sold prior to maturity in light of a corporate action or announcement affecting the issuer.  In addition, a security may be purchased at a discount and/or sold prior to maturity where Cohanzick believes it is advantageous to do so.

Due to the nature of securities in which the Fund invests, the Fund is expected to have relatively high portfolio turnover compared to other types of funds.  The Fund’s portfolio turnover rate is expected to exceed 250% per year.

Fixed-Income Securities — The Fund intends to invest exclusively in Qualified Securities.  Such securities are subject to the risk of default by the issuer with respect to principal and interest payments on its obligations (i.e. credit risk) as well as price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e. market risk).  Bonds and similar fixed-income securities generally are either secured or unsecured.  Although secured bonds entitle holders to an interest in the assets of the issuer that are pledged as collateral for the bonds, the proceeds from the sale of such collateral may not fully repay the creditors in the event of a default.  Holders of unsecured bonds represent the most junior position of an issuer’s creditors.  RiverPark Short Term may invest no more than 20% of its net assets in bank loans.

Below Investment Grade Securities — The Fund expects to invest under normal conditions at least 80% of the Fund in fixed-income instruments which are or are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody’s Investors Service, Inc. and Standard & Poor’s Corporation and accordingly involve great risk.  Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk to adverse conditions.  These securities offer higher returns than bonds with higher ratings as compensation for holding an obligation of an issuer perceived to be less creditworthy.

Foreign Securities — The Fund may invest without limitation in foreign securities.  Such investments may include direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers.

Other Information about the Fund and its Non-Principal Investment Strategies

Illiquid Securities — The Fund may invest up to 15% of its net assets in illiquid securities.

Borrowing and Short Sales — The Fund may borrow up to 10% of the value of its total assets for investment purposes.  The Fund may also effect short sales of securities.  Loans in the aggregate, to cover overdrafts and for investment purposes, may not exceed the maximum amount that the borrower is permitted under the 1940 Act.  The Fund may not sell a security short if, as a result of that sale, the current value of securities sold short by the Fund would exceed 10% of the value of the Fund’s net assets.  However, short sales effected “against the box” to hedge against a decline in the value of a security owned by the Fund are not subject to this 10% limitation.

Temporary or Defensive Positions — During periods of adverse market or economic conditions, or when, in the opinion of the Adviser or sub-adviser, certain abnormal or extraordinary circumstances exist, including periodic episodes where certain issuers call a portion of the Fund’s portfolio and the sub-adviser is unable to locate eligible portfolio securities in which to invest, the Fund may, as a temporary or defensive measure, invest all or a substantial portion of its assets in high quality, fixed income securities, money market instruments, or it may hold cash or cash equivalents, including investment grade short-term obligations.  Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security.  The Fund will not be pursuing its investment objectives in these circumstances.

Asset-Backed Securities — The Fund may invest a non-material percentage of its assets in asset-backed securities that are equipment trust certificates.

RiverPark Long/Short Opportunity Fund

Principal Investment Strategies

RiverPark Long/Short Opportunity Fund seeks long-term capital appreciation while managing downside volatility by investing long in equity securities that RiverPark, the Fund’s investment adviser, believes have above-average growth prospects and selling short equity securities the Adviser believes are competitively disadvantaged over the long term.  The Fund invests primarily in the securities of U.S. companies, but it may also invest outside the U.S.  The Fund limits its investments in the securities of foreign issuers to no more than 15% of its assets, including up to 10% of its assets invested in emerging markets.  The Fund equity securities in which the Fund invests are primarily common stocks.  The Fund may invest in preferred stocks, but expects preferred stocks to represent less than 10% of its investments.  The Fund may invest in the equity securities of issuers with small, medium or large market capitalizations.

The Fund is an opportunistic long/short investment fund.  The Fund’s investment goal is to achieve above average rates of return with less volatility and less downside risk as compared to U.S. equity markets.  The Fund seeks to accomplish its objective through in depth, long-term, fundamental research.  The Fund focuses its research on what the Adviser believes to be the dominant secular, economic and demographic changes in society.  The Adviser seeks to identify the industries and companies most affected, positively or negatively, by these changes.  On the long side, the Adviser seeks to identify those companies that the Adviser believes have strong growth prospects, best in class management teams, strong pricing power, large market opportunities and high returns on capital.  The Adviser uses a fundamental research driven approach to identify those industries and companies with the strongest growth prospects for revenue, earnings and/or cash flow over the medium and long term and seeks to buy stock in companies at attractive valuations.  In addition, on the short side, the Adviser seeks to identify those companies that the Adviser believes have low quality management teams, a history of poor capital allocation, are losing competitive and pricing advantage and may have contracting earnings for the foreseeable future.  The Adviser then employs a value discipline in constructing the Fund’s portfolio and seeks to purchase and/or sell short securities if and only if the Adviser believes that the current price does not properly reflect the company’s long term prospects and risks. Individual company derivatives may be used to enhance the risk return profile of specific investment opportunities, and market index derivatives may be employed to manage market and industry exposure.  There is no assurance that the Fund will achieve its objective.

The Fund intends to sell securities short so long as, as a result of that sale, the current value of securities sold short by that Fund does not exceed 50% of the value of its gross assets (including the amounts borrowed) and 100% of the value of its net assets.  The amount of shorts in the portfolio at any given time will be dependent on finding attractively priced short ideas and the desire to manage the overall net market exposure of the Fund.  Additionally, The Fund’s principal investment strategy may include borrowing so long as the Fund limits its borrowing to no more than 30% of its total assets (including the amounts borrowed).  Selling securities short and borrowing are considered forms of leverage.

Other Information about the Fund and its Non-Principal Investment Strategies

Securities Lending – The Fund may lend its securities to broker-dealers and other institutions to earn additional income, in an amount not to exceed 10% of the Fund’s net assets.

Illiquid Securities – The Fund may invest up to 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.  However, the Fund may not invest more than 10% of its net assets in such repurchase agreements.

Temporary or Defensive Positions — During periods of adverse market or economic conditions, or when, in the opinion of the Adviser, certain abnormal or extraordinary circumstances exist, the Fund may, as a temporary or defensive measure, invest all or a substantial portion of its assets in high quality, fixed income securities, money market instruments, or it may hold cash or cash equivalents, including investment grade short-term obligations.  Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security.  The Fund will not be pursuing its investment objectives in these circumstances.

RiverPark/Gargoyle Hedged Value Fund

Principal Investment Strategies

RiverPark/Gargoyle Hedged Value Fund seeks long-term capital appreciation while exposing investors to less risk than a stand-alone stock portfolio by combining two investment strategies.  First, the Fund intends to invest 100% of its net assets in equity securities of medium-large capitalization companies (the “Stock Portfolio”) that Gargoyle Investment Advisor L.L.C. (“Gargoyle”), the Fund’s sub-adviser, believes are attractively priced relative to medium-large capitalization stocks generally.  The Fund considers companies in excess of $1.5 billion to be medium-large capitalization companies.  The equity securities in which the Fund invests are primarily common stocks.  The Fund invests primarily in the securities of U.S. companies, but it may also invest in securities of issuers outside of the U.S.  Second, the Fund sells index call options (the “Options Portfolio”) against the Stock Portfolio in an effort to increase the Fund’s income, reduce the volatility of its returns and, in general, improve the reward/risk of the Stock Portfolio.  The Fund seeks to maintain an overall net long market exposure of between 35% and 65%, as such is determined by Gargoyle taking into account the expected future beta of the Stock Portfolio and the effects of changing option volatility.

Gargoyle’s investment approach involves modifying and combining what it believes are two time-proven investment strategies—value investing and option buy-writing.  Option buy-writing is a strategy that involves owning the underlying securities and writing (selling) call options on such underlying securities.  In the Fund’s case, the Stock Portfolio as a whole serves as the underlying securities and a basket of index call options are written (sold) in place of individual equity options.  While Gargoyle views the Fund as one integrated portfolio with the goal of achieving its stated objective, the Stock Portfolio and Options Portfolio investment approaches can be viewed independently.

Gargoyle periodically, and at least monthly, statistically analyzes approximately 2,500 U.S.-listed companies.  For each company, Gargoyle compares a number of fundamental ratios, such as the price-to-earnings ratio and the price-to-sales ratio, against both that company’s historic average for each such ratio as well as the applicable industry’s current average for each such ratio.  The goal is not to discover the companies with the lowest ratios on an absolute basis but rather to discover those companies whose current fundamental ratios are low relative to their own historic ratios and their industry’s current ratios.  Based upon these comparisons, and using a proprietary algorithm, each company is assigned a number – its “JScore” – which is the percentage of “fair market value” at which Gargoyle believes each such company is trading.

While Gargoyle analyzes approximately 2,500 companies, it limits the universe of candidates for inclusion in the Stock Portfolio to those with the largest market capitalization (typically the largest 1,000 companies).  These companies are then divided into three groups.  A company with a JScore substantially below 100% is a “buy” candidate.  Assuming the Fund has additional capital to invest, based upon certain subjective criteria and subject to risk considerations that limit the amount that the Fund may invest in any one company, sub-industry, industry group, industry or sector, the Fund will purchase a “buy” candidate.  A company with a JScore below, but not significantly below, 100% is a “hold.”  If the Fund does not own a “hold” stock, it will not buy it; if the Fund already owns a “hold” stock, it will not sell it, unless, pursuant to a proprietary algorithm and in consideration of potential tax consequences, it determines that the position should be reduced or fully liquidated.  Finally, any company with a JScore above 95% is considered a “Sell” candidate.  The Fund will generally (subject to certain tax considerations) sell companies that are “sell” candidates in order to meet redemptions or to provide funds to purchase “buy” candidates.

The second prong of the Fund’s investment strategy is to partially hedge the Stock Portfolio by selling index call options.  Throughout each month, Gargoyle, using proprietary software, determines the “best” basket of indexes on which to sell call options.  In determining the best basket, Gargoyle considers (1) the degree to which a basket, on an historical basis, would have most closely replicated, on a statistical basis, the performance of the stocks in the current Stock Portfolio and (2) at times, which indexes have the most relatively overvalued options from an options valuation perspective.  Based upon other proprietary software and the experience and judgment of Gargoyle’s portfolio managers, it then typically sells near-term index call options with strike prices near the index’s current value such that the combined net long market exposure of the long Stock Portfolio and the short Options Portfolio is approximately 50%, as such is determined by Gargoyle taking into account the expected future beta of the Stock Portfolio and the effects of changing option volatility.

As a seller of index call options, the Fund is paid for assuming the risk of an index closing above a pre-set price (the “strike price”) on expiration (or on any date before its expiration date that the purchaser elects to exercise its option(s)).  As part of its determination of the best combination of options, Gargoyle strives to sell call options so that each month the total sales proceeds exceeds 1-1/2% of the Fund’s net asset value (for a “total” of 18% per year).  Barring early exercise and ignoring intra-month adjustments to the Options Portfolio, any time that an index closes on expiration at or below the selected strike prices, the Fund realizes the entire 1-1/2%.  Barring early exercise and ignoring intra-month adjustments to the Options Portfolio, any month that an index closes on expiration above the strike price, the Fund will be liable to pay, for each option sold, $100 for each point the index exceeds the strike price.  Against this liability, (1) the Fund has received the proceeds from the sale of the index call options and (2) the Stock Portfolio, which as a diversified portfolio of stocks, may reasonably be expected to have appreciated with the market.  Of course, there can be no guarantee of such returns, or of any positive returns, in any given month.

Gargoyle strives for the Fund to have, on an options-adjusted basis, a 50% net long market exposure.  This number—the net long market exposure—is monitored continually.  As long as the net long market exposure of the Fund stays sufficiently constant (which is currently defined as a net long market exposure of between 35% and 65%), Gargoyle, in general, does not adjust the net exposure of the Options Portfolio between expirations.  Gargoyle may take advantage of flows both in and out of the Fund when trading the Option Portfolio to alter the net long market exposure of the Fund. Additionally, if, due to market conditions, the Fund’s net long market exposure falls outside the risk parameters then in place, Gargoyle will periodically adjust the Options Portfolio with the goal to bring the Fund back within those parameters.  To the extent that Gargoyle determines to roll the Options Portfolio forward (i.e., hedge the Stock Portfolio by using the next most near-term month’s options), the Fund maintains its call-selling bias.

Investors should note that, although Gargoyle will endeavor to sell near-term index call options, the Fund may implement other options strategies to hedge the Stock Portfolio, such as selling index call options other than near-term options, purchasing put options (on a stock, a sector index or a market index) or selling call options on individual stocks or sector indexes.

Other Information about the Fund and its Non-Principal Investment Strategies

Securities Lending – The Fund may lend its securities to broker-dealers and other institutions to earn additional income, in an amount not to exceed 10% of the Fund’s net assets.

Illiquid Securities – The Fund may invest up to 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.  However, the Fund may not invest more than 10% of its net assets in such repurchase agreements.

Temporary or Defensive Positions – During periods of adverse market or economic conditions or when, in the opinion of the Adviser or sub-adviser, certain abnormal or extraordinary circumstances exist, the Fund may, as a temporary or defensive measure, invest all or a substantial portion of its assets in high quality, fixed income securities, money market instruments, or it may hold cash or cash equivalents, including investment grade short-term obligations.  Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security.  The Fund will not be pursuing its investment objectives in these circumstances.

Description of Principal Risks

Investments in the Funds, like any investment, are subject to certain risks.  The value of a Fund’s investments will increase or decrease based on changes in the prices of the investments it holds.  This will cause the value of a Fund’s shares to increase or decrease.  You could lose money on an investment.

Equity Securities Risks — The Funds, other than RiverPark Short Term, invest primarily in equity securities.  Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors.  The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).  Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Funds investments, regardless of the performance or expected performance of companies in which the Funds invest.

Foreign Securities Risk — The Funds may invest in foreign securities, including in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers.  In addition, RiverPark Short Term may make direct investments in foreign issuers.  These investments involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries. With any investment in foreign securities, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war.

Growth Stock Risk — RiverPark Growth invests in growth stocks.  Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact a Fund’s performance.  When growth investing is out of favor, a Fund’s share price may decline even though the companies a Fund holds have sound fundamentals.  Growth stocks may also experience higher than average volatility.

Market Risk — Because each Fund, other than RiverPark Short Term, invests most or a substantial portion of its assets in stocks, each is subject to stock market risk.  Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market.  In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Small and Medium Capitalization Company Risk — Many issuers in which all of the Funds may invest are small or medium capitalization companies.  The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more well-established companies.  This may cause a Fund’s share price to be more volatile when compared to investment companies that focus only on large capitalization companies.  Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger capitalization companies.  Compared to large cap companies, smaller cap companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories.  Further, the equity securities of smaller companies are often traded over-the-counter and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange.  Consequently, the Funds may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.

Non-Diversification Risk — RiverPark/Wedgewood is non-diversified, which means that it may hold larger positions in a smaller number of individual securities than if it were diversified.  This means that increases or decreases in the value of any of the individual securities owned by the Fund may have a greater impact on the Fund’s net asset value and total return than would be the case in a diversified fund which would likely hold more securities.  Therefore, the Fund’s value may fluctuate more, and it could incur greater losses as a result of decreases in the value of any one of its holdings, than if it had invested in a larger number of stocks.

Risks of Investing in Fixed Income Securities — RiverPark Short Term invests primarily in fixed income securities.  The other Funds may invest in fixed income securities, although none of them expect to do so to any material degree.  Fixed income securities are subject to credit risk and market risk, including interest rate risk.  Credit risk is the risk of the issuer’s inability to meet its principal and interest payment obligations.  Market risk is the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.  There is no limitation on the maturities of fixed income securities in which the Funds invest.  Securities having longer maturities generally involve greater risk of fluctuations in value resulting from changes in interest rates.

Interest Rate Risk.  The prices of securities in general and fixed-income securities in particular tend to be sensitive to interest rate fluctuations.  Unexpected fluctuations in interest rates can result in significant changes in the prices of fixed-income securities.  In addition, interest rate increases generally will increase the interest carrying costs of borrowed securities and leveraged investments.  To the extent that interest rate assumptions underlie the hedge ratios implemented in hedging a particular position, fluctuations in interest rates could invalidate those underlying assumptions and expose a Fund’s assets to losses. Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules.

Credit Risk.  Debt portfolios are subject to credit risk.  Credit risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument.  Financial strength and solvency of an issuer are the primary factors influencing credit risk.  In addition, lack or inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk.  Credit risk may change over the life of an instrument, and debt obligations which are rated by rating agencies are often reviewed and may be subject to downgrade.

Below Investment Grade Securities Risks — RiverPark Short Term invests in fixed-income instruments which are or are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody’s Investors Service, Inc. and Standard & Poor’s Corporation and accordingly involve great risk.  Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk to adverse conditions.  These securities offer higher returns than bonds with higher ratings as compensation for holding an obligation of an issuer perceived to be less creditworthy.  The market prices of such securities are also subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and asked prices of such securities may be greater than those prevailing in other securities markets.  Changes in economic conditions or developments regarding issuers of non-investment grade debt securities are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for higher grade debt securities.  In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

High-Yield Securities Risks — RiverPark Short Term invests principally in high-yield securities.  Such securities are generally not exchange traded and, as a result, these instruments trade in a smaller secondary market than exchange-traded bonds.  In addition, the Fund invests in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments.  High-yield securities that are below investment grade or unrated face ongoing uncertainties and exposure to adverse business, financial or economic conditions which could lead to the issuer’s inability to meet timely interest and principal payments.  The market values of certain of these lower-rated and unrated debt securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates, and tend to be more sensitive to economic conditions than are higher-rated securities.  Companies that issue such securities are often highly leveraged and may not have available to them more traditional methods of financing.  It is possible that a major economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities.  In addition, it is possible that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default of such securities.

Risks Associated with Investments in Distressed Securities — RiverPark Short Term may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings.  Although such investments may result in significant returns to the Fund, they involve a substantial degree of risk.  Any one or all of the issuers of the securities in which the Fund may invest may be unsuccessful or not show any return for a considerable period of time.  The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high.  There is no assurance that the Fund’s sub-adviser will correctly evaluate the value of the assets collateralizing the Fund’s loans or the prospects for a successful reorganization or similar action.  In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than the Fund’s original investment.  Under such circumstances, the returns generated from the Fund’s investments adequately compensate for the risks assumed.  In addition, there is no minimum credit standard that is a prerequisite to the Fund’s investment in any instrument, and a significant portion of the obligations and preferred stock in which the Fund invests may be less than investment grade.

Management Risk — Management risk means that the Adviser’s or sub-adviser’s security selections and other investment decisions might produce losses or cause the Funds to underperform when compared to other funds with similar investment goals.

Options-Related Risks — While RiverPark/Gargoyle will use options, the other Funds may choose to do so.  There are numerous risks associated with transactions in options, including, but not limited to, volatile movements in the price of the underlying instrument and misjudgments as to the future prices of the options and/or the underlying instrument.  Increased option volatility can increase both the profit potential and the risk associated with a Fund’s trading, while volatility can be monitored and reacted to, there is no cost-effective means of hedging against market volatility.  A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Selling options creates additional risks. The seller of a “naked” call option (or the seller of a put option who has a short position in the underlying instrument) is subject to the risk of a rise in the price in the underlying instrument above the strike price, which risk is reduced only by the premium received for selling the option.  In exchange for the proceeds received from selling the call option (in lieu of an outright short position), the option seller gives up (or will not participate in) all of the potential gain resulting from a decrease in the price of the underlying instrument below the strike price prior to expiration of the option.  The seller of a “naked” put option (or the seller of a call option who has a long position in the underlying instrument) is subject to the risk of a decline in price of the underlying instrument below the strike price, which risk is reduced only by the proceeds received from selling the option.  In exchange for the premium received for selling the put option (or establishing a covered call position), the option seller gives up (or will not participate in) all of the potential gain resulting from an increase in the price of the underlying instrument above the strike price prior to the expiration of the option.  Moreover, the writer of an “American-style” option has no control over when, during the exercise period of the option, it may be required to fulfill its obligation as a writer of the option. This does not apply to “European-style” options, which may only be exercised at termination. Once an option writer has received an exercise notice for an American-style option, it cannot effect a closing purchase transaction to terminate its obligation under the option and must either close out the position with a cash settlement or deliver the underlying security at the exercise price. Thus, the use of options may require a Fund to sell securities at inopportune times or for prices other than current market values, will limit the amount of appreciation a Fund can realize above the exercise price of an option, or may cause a Fund to hold a security that it might otherwise sell.  Due to the inherent leveraged nature of options, a relatively small adverse move in the price of the underlying instrument may result in immediate and substantial losses to a Fund.

While RiverPark/Gargoyle currently uses only exchange-traded options, it, in the future, or another Fund may use over-the-counter options.  A Fund’s ability to terminate over-the-counter options may be more limited than with exchange-traded options and may involve the risk that banks, broker-dealers or other financial institutions participating in such transactions will not fulfill their obligations. If a Fund were unable to close out an option that it had written, it would not be able to sell the underlying portfolio security unless the option expired without exercise.  The value of options may also be adversely affected if the market for such options becomes less liquid or smaller.  There can be no assurance that a liquid market will exist when the Fund seeks to close out an options position.

Value Stock Risk — RiverPark/Gargoyle invests in value stocks.  When value investing is out of favor, the Fund’s share price may decline even though the companies the Fund holds have sound fundamentals.

Dispersion Risk — As part of its investment strategy, RiverPark/Gargoyle sells index call options to hedge its portfolio.  As such, there is the risk that the portfolio will underperform the blended performance of the indexes on which those options were sold.  If the portfolio were to underperform such indexes sufficiently, the Fund could incur losses, even during times that the portfolio generates profits.

Additional Risks

Portfolio Turnover Risk — The Funds may engage in short-term trading strategies and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, or sub-adviser, as the case may be, investment considerations warrant such action.  These policies, together with the ability of the Funds to effect short sales of securities and to engage in transactions in options and futures, may have the effect of increasing the annual rate of portfolio turnover of the Funds.  A high portfolio turnover rate will result in greater brokerage commissions and transaction costs.  It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.

Securities Lending Risk — Each Fund may make secured loans of its portfolio securities.  Borrowers of the Fund’s securities may provide collateral in the form of cash that is reinvested in securities.  The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers.  In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.  To the extent a Fund lends its securities, it may be subject to these risks.

Temporary or Defensive Position Risk — Under adverse market conditions, the Funds may, for temporary defensive purposes, invest up to 100% of their assets in cash or cash equivalents, including investment grade short-term obligations.  A larger percentage of such investments could moderate a Fund’s investment results.  A Fund may not achieve its investment objective using this type of investing.

Asset-Backed Securities Risk — RiverPark Short Term may invest in asset-backed securities that are equipment trust certificates.  Investing in asset-backed securities (“ABS”) entails various risks, including credit risks, liquidity risks, interest rate risks, market risks and legal risks.  ABS are subject to significant credit risks because of the credit risks inherent in the underlying collateral and because issuers are primarily private entities.  The structure of an ABS and the terms of the investors’ interest in the collateral can vary widely depending on the type of collateral, the desires of investors and the use of credit enhancements.  Although the basic elements of all ABS are similar, individual transactions can differ markedly in both structure and execution. Important determinants of the risk associated with issuing or holding the securities include the process by which principal and interest payments are allocated and distributed to investors, how credit losses affect the issuing vehicle and the return to investors in such ABS, whether collateral represents a fixed set of specific assets or accounts, whether the underlying collateral assets are revolving or closed-end, under what terms (including the maturity of the ABS itself) any remaining balance in the accounts may revert to the issuing entity and the extent to which the entity that is the actual source of the collateral assets is obligated to provide support to the issuing vehicle or to the investors in such ABS.  The Fund may invest in ABS that are subordinate in right of payment and rank junior to other securities that are secured by or represent an ownership interest in the same pool of assets. In addition, many of the transactions in which such securities are issued have structural features that divert payments of interest and/or principal to more senior classes when the delinquency or loss experience of the pool exceeds certain levels.  As a result, such securities have a higher risk of loss.

Real Estate Investment Trust (“REIT”) Risks — The Funds may invest in REITs.  Investments in REITs will subject the Funds to various risks.  The first, real estate industry risk, is the risk that REIT share prices will decline because of adverse developments affecting the real estate industry and real property values.  In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties.  REITs often invest in highly leveraged properties.  The second risk is the risk that returns from REITs, which typically are small or medium capitalization stocks, will trail returns from the overall stock market.  The third, interest rate risk, is the risk that changes in interest rates may hurt real estate values or make REIT shares less attractive than other income producing investments.  REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.  Qualification as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”) in any particular year is a complex analysis that depends on a number of factors.  There can be no assurance that the entities in which the Funds invest with the expectation that they will be taxed as a REIT will qualify as a REIT.  An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the long-term capital gains character of such gains earned by the entity.  If a Fund were to invest in an entity that failed to qualify as a REIT, such failure could drastically reduce that Fund’s yield on that investment.  REITs can be classified as equity REITs, mortgage REITs and hybrid REITs.  Equity REITs invest primarily in real property and earn rental income from leasing those properties.  They may also realize gains or losses from the sale of properties.  Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own.  Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties.  They are paid interest by the owners of the financed properties.  Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates.  Hybrid REITs invest both in real property and in mortgages.  Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.  Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code.  The Funds’ investments in REITs may include an additional risk to shareholders in that some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital.  Any such return of capital will generally reduce a Fund’s basis in the REIT investment, but not below zero.  To the extent the distributions from a particular REIT exceed a Fund’s basis in such REIT, such Fund will generally recognize gain.  In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital.  Shareholders that receive such a distribution will also reduce their tax basis in their share of the Funds, but not below zero.  To the extent the distribution exceeds a shareholder’s basis in a Fund’s shares, such shareholder will generally recognize capital gain.

Risks of Investing in Other Investment Companies — The Funds may invest in the securities of other investment companies, which most likely would include shares of exchange-traded funds, but may also include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the 1940 Act that apply to those types of investments.  The market value of the shares of other investment companies may differ from the net asset value of the Funds.  The shares of closed-end investment companies frequently trade at a discount to their net asset value.  As a shareholder in an investment company, the Funds would bear their pro rata portion of that entity’s expenses, including its investment advisory and administration fees. At the same time, the Funds would continue to pay their own management fee and other expenses. As a result, the Funds and their shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in other investment companies.

Illiquid Securities Risk — Illiquid securities are securities that are not readily marketable, and include repurchase agreements maturing in more than seven days.  Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Adviser or sub-adviser or at prices approximating the value at which a Fund is carrying the securities.

Risks of Using Leverage and Short Sales — Subject to certain limitations, the Funds may use leverage in connection with their investment activities and may effect short sales of securities.  These investment practices involve special risks.  Leverage is the practice of borrowing money to purchase securities.  It can increase the investment returns of a Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.  A short sale is the sale by a Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases.  As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes

Equity-Linked Securities Risk — The Funds may invest in equity-linked securities, including, but not limited to, participation notes, certificates, and equity swaps.  Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock.   To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and subject to each Fund’s restrictions on investments in foreign securities. See “Foreign Securities Risk” above. In addition, the Funds bear the risk that the counterparty of an equity-linked security may default on its obligations under the security. If the underlying security is determined to be illiquid, the equity-linked security would also be considered illiquid and thus subject to each Fund’s restrictions on investments in illiquid securities.

Initial Public Offerings — The Funds may invest a portion of their assets in shares of IPOs.  IPOs may have a magnified impact on the performance of a Fund with a small asset base.  The impact of IPOs on a Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce the Fund’s returns. IPOs may not be consistently available to a Fund for investing. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer.  Therefore, a Fund may hold IPO shares for a very short period of time.  This may increase the turnover of a Fund and may lead to increased expenses for a Fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Other Investments — The Funds may use a variety of other investment instruments in pursuing their investment programs.  The investments of the Funds may include: asset-backed securities and various derivative instruments, including, but not limited to, options on securities and stock index options, as described in the SAI.  Various risks are associated with these investments.

Emerging Markets Risk — RiverPark Long/Short may invest less than 10% of its assets in the securities of issuers in emerging markets.  Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”).  Disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  The Annual and Semi-Annual Reports are available by calling the Fund, toll-free, at 888-564-4517, or by visiting the Funds’ website at www.riverparkfunds.com.

Management of the Funds

The management of each Fund is supervised by the Board of Trustees.  RiverPark Advisors, LLC (“RiverPark” or the “Adviser”), located at 156 West 56th Street, 17th Floor, New York, NY 10011, serves as the Funds’ investment adviser.

Investment Adviser

The Adviser was formed in July 2009 and is registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended.  The Adviser is a privately owned investment management firm that sub-advises a family of actively managed ETFs.  The Adviser is a wholly-owned subsidiary of RiverPark Holding Group LLC, a Delaware limited liability company, and is 75% owned by employees and is controlled by Morty Schaja.  Mr. Schaja, CFA, is RiverPark’s Chief Executive Officer, and Mr. Rubin, CFA, is RiverPark’s Chief Investment Officer.  RiverPark Capital Management LLC, an affiliate of the Adviser, provides investment management services to separate accounts and partnerships.  Together, the Adviser and RiverPark Capital Management LLC had approximately $1 billion in assets under management, as of December 31, 2012.

RiverPark provides day-to-day portfolio management services to RiverPark Long/Short Opportunity Fund (“RiverPark Long/Short”) and RiverPark Large Growth Fund (“RiverPark Growth”) and oversees the day-to-day portfolio management services provided by Wedgewood Partners, Inc. (“Wedgewood”), as sub-adviser, to RiverPark/Wedgewood Fund, by Cohanzick Management, LLC (“Cohanzick”), as sub-adviser, to RiverPark Short Term High Yield Fund, and by Gargoyle Investment Advisor L.L.C., as sub-adviser, to RiverPark/Gargoyle Hedged Value Fund.  With regard to RiverPark Long/Short and RiverPark Growth, the Adviser has discretion to purchase and sell securities in accordance with these Funds’ objectives, policies, and restrictions.  This discretion has been delegated to Wedgewood, Cohanzick and Gargoyle with regard to each respective Fund to which such parties serve as sub-adviser.

Under the general supervision of the Board of Trustees, the Adviser, either directly or by hiring a sub-adviser, carries out the investment and reinvestment of the assets of the Funds, furnishes continuously an investment program with respect to the Funds, determines which securities should be purchased, sold or exchanged, and implements such determinations.  The Adviser furnishes to the Funds investment advice and office facilities, equipment and personnel for servicing the investments of the Funds.  The Adviser compensates all Trustees and officers of the Funds who are members of the Adviser’s organization and who render investment services to the Funds, and also compensates all other Adviser personnel who provide research and investment services to the Funds.  In return for these services, facilities and payments, the Funds have each agreed to pay the Adviser as compensation under the Investment Advisory Agreement a monthly fee computed at a fixed annual rate of 0.65% (or 0.90% in the case of RiverPark/Gargoyle, and 1.50% in the case of RiverPark Long/Short) of the average daily net assets of each Fund.  The Adviser has agreed contractually to waive its fees and to absorb expenses of the Funds to the extent necessary to ensure that ordinary operating expenses of each class (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed certain percentages of the respective Fund’s average net assets.  The Funds have each agreed to repay the Adviser in the amount of any fees waived and Fund expenses absorbed, subject to certain limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement may not be made if it would cause the annual expense limitation to be exceeded.  This arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination.  The total estimated annual expenses of the Funds are set forth in the section titled, “Fees and Expenses of the Fund.”

Securities considered as investments for a Fund may also be appropriate for other investment accounts managed by the Adviser or its affiliates.  If transactions on behalf of more than one fund during the same period increase the demand for securities purchased or the supply of securities sold, there may be an adverse effect on price or quantity.  In addition, under its arrangements with unregistered funds that it manages, the Adviser receives a portion of the appreciation of such funds’ portfolios.  This may create an incentive for the Adviser to allocate attractive investment opportunities to such funds.  Whenever decisions are made to buy or sell securities by a Fund and one or more of such other accounts simultaneously, the Adviser will allocate the security transactions (including “hot” issues) in a manner which it believes to be fair and equitable under the circumstances.  The SAI provides additional information regarding such allocation policies.

Portfolio Managers

Below are the backgrounds of the RiverPark Portfolio Managers responsible for the day-to-day portfolio management of RiverPark Growth and RiverPark Long/Short.  Mr. Rubin and Mr. Schaja also oversee Wedgewood’s portfolio management of RiverPark/Wedgewood, Cohanzick’s portfolio management of RiverPark Short Term and Gargoyle’s portfolio management of RiverPark/Gargoyle.  In addition, the RiverPark Portfolio Managers are supported by a group of outside advisors.

Mitchell Rubin, CFA, is the portfolio manager of RiverPark Long/Short and RiverPark Growth and has served in these capacities since the Funds’ inception, including since the inception of RiverPark Long/Short’s predecessor partnership.  Mr. Rubin is the Chief Investment Officer of RiverPark.  Mr. Rubin received a BA in Economics and Political Science from the University of Michigan in 1988 and a JD from Harvard Law School in 1991.  From 1991 to 1994, he was an associate at Latham & Watkins specializing in corporate finance transactions.  From 1994 until joining Baron Capital in November of 1995, Mr. Rubin was an equity research analyst for Smith Barney, focusing on emerging growth stocks.  In 1995, he joined Baron Capital as a research analyst covering consumer/retail, gaming/leisure/lodging and real estate.  In 1999, he was co-portfolio manager for Baron Growth Fund.  He served as portfolio manager for the Baron iOpportunity Fund, a technology-focused mutual fund, from the fund’s inception in March 2000 through March 2006, and was also the portfolio manager of Baron Fifth Avenue Growth Fund, a large-cap growth mutual fund, from the fund’s inception in May 2004 through March 2006.  From June 2006 to June 2008, he was a managing general partner of RiverPark Partners, a long/short equity fund.  From its inception on October 2, 2009, Mr. Rubin was the portfolio manager for the RiverPark Growth ETF and the leader of the team that manages the RiverPark Financials ETF.

Morty Schaja, CFA, is the Chief Executive Officer of RiverPark.  Mr. Schaja graduated from Tel-Aviv University in 1975 with a BS in Physics and from Columbia University in 1976 with an MBA in finance and accounting.  From 1977 to 1985, he was Vice President for Consulting with Data Resources, Inc., a leading economic consulting and forecasting firm.  From 1986 through 1987, he was a Senior Analyst with Donaldson, Lufkin & Jenrette’s Stock Index Department.  From 1987 until 1990, Mr. Schaja was Executive Vice President of First Security, a registered investment adviser and hedge fund adviser.  From February 1991 through March 2006, Mr. Schaja had various responsibilities with Baron Capital leading to his position as President and Chief Operating Officer, where he managed the growth of the firm from $50 million in assets under management to over $15 billion.  From June 2006 to April 2009, he was a managing general partner of RiverPark Capital LLC, a registered investment adviser that managed long only and long/short strategies for investment partnerships and separate accounts.

Investment Sub-Advisers

The Adviser is responsible for selecting sub-advisers to manage the assets of certain of the Funds.  The sub-advisers are engaged to manage the investments of the Funds in accordance with each Fund’s investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board of Trustees.  Each sub-adviser is responsible, subject to the supervision and control of the Adviser and the Board of Trustees, for the purchase, retention and sale of securities in each Fund’s investment portfolio under its management.

In order to facilitate the efficient supervision and management of the sub-advisers by the Adviser and the Trust’s Board of Trustees, the Trust and the Adviser intend to apply to the SEC for an exemptive order that would permit the Adviser, subject to certain conditions and approval by the Board of Trustees, but without shareholder approval, to hire new sub-advisers, change the terms of particular agreements with sub-advisers or continue the employment of existing sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement.  Within 60 days of employing a new sub-adviser, shareholders will receive notification of the change.

Each of the sub-advisers listed below relies upon respective advisory groups for the day-to-day management of the Fund that such sub-adviser manages.  The Adviser pays the sub-advisers monthly an annual fee based upon the net assets managed by such sub-adviser from the management fee paid to the Adviser pursuant to the Investment Advisory Agreement.  The Funds are not responsible for the payment of this sub-advisory fee.

Wedgewood Partners, Inc.

Wedgewood acts as the sub-adviser for RiverPark/Wedgewood.  Wedgewood is registered as an investment adviser with the SEC and is located at 9909 Clayton Road, Suite 103, St. Louis, MO 63124.  As of December 31, 2012, Wedgewood had approximately $3 billion in assets under management.  Anthony L. Guerrerio is the majority owner of Wedgewood, and David A. Rolfe is the minority owner.  The firm’s investment style is large cap focused growth.

Wedgewood began operations in 1988 and was founded by Anthony L. Guerrerio, who is its Chief Executive Officer.  Mr. Guerrerio has over 30 years experience in the investment business having founded Mark Twain Brokerage Services, Inc., one of the first commercial bank brokerage business in the United States.  Prior to that, he was with the investment firm of Salomon Brothers in New York.  He holds a BS in Engineering from the United States Military Academy, West Point, NY 1969 and an MBA from Harvard Business School 1977.

Wedgewood provides day-to-day portfolio management services to RiverPark/Wedgewood.  For this Fund, Wedgewood has discretion to purchase and sell securities in accordance with the Fund’s objectives, policies, and restrictions.

Wedgewood has entered into an Investment Sub-Advisory Agreement between RiverPark and Wedgewood, dated September 20, 2010, with respect to RiverPark/Wedgewood (“Wedgewood Sub-Advisory Agreement”).  Pursuant to the Wedgewood Sub-Advisory Agreement, Wedgewood receives fees from the Adviser to provide the services described above.  These fees are paid out of the advisory fees the Adviser receives from RiverPark/Wedgewood and are not separately paid by the Fund.  From time to time, Wedgewood may waive all or a portion of its fee.

Portfolio Manager

David A. Rolfe, CFA, is the portfolio manager of RiverPark/Wedgewood.  Mr. Rolfe is the Chief Investment Officer of Wedgewood.  He has been responsible for Wedgewood’s strategy since its inception in 1992.  Prior to that, he was an Investment Officer at Boatmen’s Trust Company in St. Louis.  He holds a BSBA in Finance from the University of Missouri 1985.

Cohanzick Management, LLC

Cohanzick acts as the sub-adviser for RiverPark Short Term.  Cohanzick is registered as an investment adviser with the SEC and is located at 427 Bedford Road, Pleasantville, NY 10570.  David K. Sherman is the majority owner of Cohanzick.  Cohanzick had approximately $665 million of assets under management and an additional approximately $149 million of assets under advisement as of December 31, 2012.  The firm’s primary investment style is credit opportunities.

Cohanzick provides day-to-day portfolio management services to RiverPark Short Term.  For this Fund, Cohanzick has discretion to purchase and sell securities in accordance with the Fund’s objectives, policies, and restrictions.

Cohanzick has entered into an Investment Sub-Advisory Agreement between RiverPark and Cohanzick, dated September 20, 2010, with respect to RiverPark Short Term (“Cohanzick Sub-Advisory Agreement”).  Pursuant to the Cohanzick Sub-Advisory Agreement, Cohanzick receives fees from the Adviser to provide the services described above.  These fees are paid out of the advisory fees the Adviser receives from RiverPark Short Term and are not separately paid the Fund.  From time to time, Cohanzick may waive all or a portion of its fee.

Portfolio Manager

David K. Sherman is the portfolio manager for RiverPark Short Term.  Mr. Sherman is the managing member of Cohanzick.  Since 1996, Mr. Sherman, on behalf of Cohanzick, has managed accounts for various clients utilizing investment programs substantially similar to those intended to be used by the Fund.  From January 1987 to August 1996, Mr. Sherman held various executive and director positions at Leucadia National Corporation and/or its subsidiaries.  From August 1992 to August 1996, Mr. Sherman served as a Vice President of Leucadia with primary responsibility for the oversight of Leucadia’s insurance companies’ investment portfolios.  Mr. Sherman holds a B.S. in Business Administration from Washington University.

Gargoyle Investment Advisor L.L.C.

Gargoyle Investment Advisor L.L.C., a New York limited liability company formed in 1999, is the managing member and investment manager of a number of investment partnerships and is the sub-adviser to the RiverPark/Gargoyle.  The principals of Gargoyle are H. Jay Easterling and Gargoyle Group Holdings L.L.C., the principals of which are Charles Goodgal, Alan S. MacKenzie, Jr., Phillip S. Martin, Joshua B. Parker, Bruce T. Rogoff and Alan L. Salzbank.  Gargoyle had approximately $179 million in assets under management and an additional $300 million in assets under advisement as of December 31, 2012.

Gargoyle has entered into an Investment Sub-Advisory Agreement between RiverPark and Gargoyle, dated March 12, 2012, with respect to RiverPark/Gargoyle (“Gargoyle Sub-Advisory Agreement”).  Pursuant to the Gargoyle Sub-Advisory Agreement, Gargoyle receives fees from the Adviser to provide the services described above.  These fees are paid out of the advisory fees the Adviser receives from RiverPark/Gargoyle and are not separately paid by the Fund.  From time to time, Gargoyle may waive all or a portion of its fee.

Portfolio Managers

Joshua B. Parker is the co-portfolio manager of RiverPark/Gargoyle and has been a portfolio manager of the Fund’s predecessor partnership since its inception.  Mr. Parker has been Managing Partner of The Gargoyle Group since 1998.  From 1988 through 1998, Mr. Parker was General Counsel, then Executive Vice President, of Kenmar Advisory Corp. and its affiliates, one of the leading managers of managers in the managed futures industry.  From 1986 to 1988, Mr. Parker was a member of, and an options market-maker on, the American Stock Exchange.  During this time, he also trained and sponsored a number of individuals to become successful on-floor options market-makers.  From 1996 to 1999, Mr. Parker was also a member of the Government Relations Committee of the Managed Funds Association.  Mr. Parker is a Bridge Gold Life Master, a former North American Bridge champion and has represented the United States in international bridge competitions. He is a graduate of Yale University and the New York University School of Law.

Alan L. Salzbank is the co-portfolio manager of RiverPark/Gargoyle and has been a portfolio manager of the Fund’s predecessor partnership since its inception.  Mr. Salzbank has been Managing Partner of The Gargoyle Group since 1999.  From 1987 to 1998, Mr. Salzbank was a member of the American Stock Exchange where, in addition to being a highly respected floor trader and market-maker, he advised specialist units and trading firms on options theory and strategy.  Prior to that, Mr. Salzbank was a retail branch manager in the Paramus, New Jersey office of Gruntal & Co. (1985-1987), the Director of the futures department and a Limited Partner at Herzfeld & Stern (1980-1985).  At Merrill Lynch, he was a Commodity Analyst and Futures Sales Specialist, as well as the founding editor of the Merrill Lynch “Weekly Futures Report” (1975-1980). Mr. Salzbank is a former Ivy League gymnastics champion.  He is a graduate of the Wharton School of the University of Pennsylvania with a degree in Economics, and received an MBA from the New York University School of Business.

The Funds’ Statement of Additional Information provides additional information about the portfolio managers at RiverPark, Wedgewood, Cohanzick and Gargoyle, including other accounts they manage, their ownership in the Funds they manage, and their compensation.

Approval of Advisory Agreements

A discussion regarding the basis for the Board’s approval of the continuance of the Investment Advisory Agreement, the Wedgewood Sub-Advisory Agreement and the Cohanzick Sub-Advisory Agreement is available in the Funds’ annual report to shareholders for the period ended September 30, 2012.  In addition, a discussion regarding the basis for the Board’s approval of the Gargoyle Sub-Advisory Agreement is available in the Funds’ semi-annual report to shareholders for the period ended March 31, 2012.

How the Funds Value Their Shares

The price of each Fund’s shares is based on the Fund’s net asset value.  The net asset value of shares of each Fund is calculated by dividing the value of the Fund’s net assets by the number of the Fund’s outstanding shares.  The net asset value takes into account the fees and expenses of the Fund, including management, administration and other fees, which are accrued daily.   The price at which a purchase or redemption is effected is based on the net asset value next computed after a Fund or its agents receive your request in good order.  All requests received in good order before 4:00 p.m. Eastern Time or the closing of the New York Stock Exchange (the “NYSE”), whichever occurs earlier (the “cut off time”), will be executed at the net asset value computed on that same day.  Requests received after the cut off time (except for requests made in accordance with existing laws on behalf of certain retirement accounts and other omnibus accounts (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, Money Purchase Pension Plans, accounts held under trust agreements at a trust institution, accounts held at a brokerage, or “Fund Supermarkets”) will receive the next business day’s net asset value.  In computing net asset value, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations.  If market quotations are not readily available, securities are valued at fair value as determined in good faith through the consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.   The Funds will use fair value pricing where: (i) a security is illiquid (restricted securities and repurchase agreements maturing in more than seven days); (ii) the market or exchange for a security is closed on an ordinary trading day and no other market prices are available; (iii) the security is so thinly traded that there have been no transactions in the security over an extended period; or (iv) the validity of a market quotation received is questionable.  In addition, fair value pricing will be used if emergency or unusual situations have occurred, such as when trading of a security on an exchange is suspended; or when an event occurs after the close of the exchange on which the security is principally traded that is likely to have changed the value of the security before the net asset value is calculated (applicable to foreign securities).  Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that each Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which each Fund determines its net asset value per share.

In computing the net asset value per share, each Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE.  The Funds, other than RiverPark Short Term, are expected to limit their investment in foreign securities to depositary receipts which are traded on a U.S. exchange.  RiverPark Short Term may invest directly in foreign securities.  Some foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE.  Foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service.  Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE.  If these events materially affect the value of portfolio securities, these securities will be valued at their fair value as determined in good faith by the Board of Trustees.

How to Buy Shares

No sales charges are imposed when you purchase shares of the Funds.  You may purchase shares of each Fund at net asset value (“NAV”) as described below or through your financial intermediary.  Please keep in mind that your financial intermediary may charge additional fees for its services.  The minimum initial investment in Retail Class Shares is $1,000.  The minimum initial investment for Institutional Class Shares is $1 million.  Class C Shares, when offered for sale to investors, will have a minimum initial investment of $1,000.  The Funds reserve the right to vary or waive the minimum in certain situations.  There is no minimum investment requirement for subsequent investments if mailed by check.  Subsequent purchases by telephone are subject to a minimum of $100.  Each Fund reserves the right to transfer shares, on a tax-free basis, from Institutional Class Shares to Retail Class Shares, if such shareholder’s account falls below the minimum.  Stock certificates will not be issued.  Instead, your ownership of shares will be reflected in your account records with the Funds.

The Fund has authorized one or more brokers to receive purchase and redemption orders.  Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.

All shares will be purchased at the NAV per share next determined after the Funds or, if applicable an authorized broker or broker designee, receive your account application or request in good order. All requests received in good order by the Funds, if applicable an authorized broker or broker designee, before 4:00 p.m. (Eastern time) will be executed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Good Order

When making a purchase request, make sure your request is in good order.  “Good order” means your purchase request includes:

•	The name of the Fund and class;
•	The dollar amount of shares to be purchased;
•	A completed account application; and
•	Check payable to RiverPark Funds.

Purchases by Mail

To make an initial purchase by mail:

•	Complete the enclosed application.
•	Mail the application, together with a check made payable to the RiverPark Funds to:

By Mail: RiverPark Funds P.O. Box 219008 Kansas City, MO 64121-9008	By Overnight Delivery or Express Mail: RiverPark Funds c/o DST Systems, Inc. 430 W. 7th Street Kansas City, MO 64105

•
All checks must be in U.S. dollars drawn on U.S. banks.  The Funds do not accept payment in cash, cashier’s checks or money orders.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks, post dated on-line bill pay checks, or any conditional order or payment.

•
Subsequent investments may be made in the same manner, but you need not include an application.  When making a subsequent investment, use the return remittance portion of your statement, or indicate on the face of your check, the name of the Fund in which the investment is to be made, the exact title of the account, your address, and your Fund account number.

In compliance with the U.S.A. PATRIOT Act of 2001, please note that the Funds’ transfer agent (the “Transfer Agent”) will verify certain information on your application as part of the Funds’ Anti-Money Laundering Program.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 888-564-4517 if you need additional assistance when completing your application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account will be rejected or the investor will not be allowed to perform a transaction on the account until clarifying information/documentation is received.  The Funds also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Purchases by Wire

If you are making your first investment in the Funds, before you wire funds:

•	The Transfer Agent must have a completed application. You can mail or overnight deliver your application to the Transfer Agent at the address above.
•	Upon receipt of your completed application, in good order, the Transfer Agent will establish an account for you.
•
The account number assigned will be required as part of the instruction that should be given to your bank to send the wire.  Your bank must include the name of the Fund you are purchasing, your name and account number so that monies can be correctly applied.  Your bank should transmit funds by wire to:

UMB Bank, N.A.
ABA No. 101000695
RiverPark Funds
DDA Account No.  9871916839
Further Credit:
(name of RiverPark Fund to be purchased)
(shareholder registration)
(shareholder account number)

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  The Funds are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

For Subsequent Investments – By wire

Before sending your wire, please contact the Transfer Agent to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.

Additional Information

If your purchase transaction is canceled due to nonpayment or because your purchase check does not clear, you will be responsible for any loss the Funds or the Adviser incur and you will be subject to a returned check fee of $25.  If you are an existing shareholder of any of the RiverPark Funds, a Fund may redeem shares from your account in any of the RiverPark Funds to reimburse the Fund or the Adviser for the loss.  In addition, you may be prohibited or restricted from making further purchases of shares.

Telephone trades must be received by or prior to market close, to receive the next calculated net asset value.  Trades received after the market close will be processed using the net asset value per share determined on the next business day.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

Shares may also be purchased through certain brokers or other financial intermediaries, which may impose transaction fees and other charges.  These fees and charges are not imposed by the Funds.

Shares of the Funds have not been registered for sale outside of the United States.  The RiverPark Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

The Adviser may at its own expense make payments to some, but not all brokers, dealers or financial intermediaries for shareholder services, as an incentive to sell shares of a Fund and/or to promote retention of their customers’ assets in the Fund.  These payments sometimes referred to as “revenue sharing,” do not change the price paid by investors to purchase the Funds’ shares or the amount the Funds receive as proceeds from such sales.

Revenue sharing payments may be made to brokers, dealers and other financial intermediaries that provide services to the Funds or their shareholders including shareholder servicing, transaction processing, sub-accounting services, marketing support and/or access to representatives of the broker, dealer or other financial intermediaries.  Revenue sharing payments also may be made to brokers, dealers and other financial intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list.  You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.

The Board of Trustees has adopted a shareholder servicing plan according to which each Fund may pay shareholder servicing fees equal to up to 0.25% of the Retail Class Shares and Institutional Class Shares to various shareholder servicing agents for performing non-distribution related shareholder servicing functions and maintaining shareholder accounts on behalf of their clients who own shares of the Funds.  Because these shareholder servicing fees are paid out of assets attributable to each Fund’s Retail Class Shares and Institutional Class Shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges.

In addition, the Board of Trustees has adopted an administrative services plan according to which each Fund may pay administrative services fees at an annual rate of up to 0.20% and 0.15% of the average daily net assets of the Retail Class Shares and Institutional Class Shares, respectively, of a Fund to various administrative servicing agents for providing administrative, recordkeeping and support servicing to their clients who own shares of the Funds.  Because these shareholder servicing fees are paid out of assets attributable to each Fund’s Retail Class Shares and Institutional Class Shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in a Fund may be transferred to that state.

Exchange Privilege

You may exchange some or all of your shares of a Fund for shares of the same class of one of the other RiverPark Funds.  You may do this through your financial intermediary, or by telephone or mail as described below.  An exchange involves the redemption of shares of one Fund and the purchase of shares of another RiverPark Fund.  Once an exchange request has been placed by telephone or mail, it is irrevocable and may not be modified or canceled.  Exchanges are made on the basis of the relative net asset values of the shares being exchanged next determined after an exchange request is received.  An exchange which represents an initial investment in a Fund is subject to the minimum investment requirements of that Fund.  In addition, brokers and other financial intermediaries may charge a fee for processing exchange requests.

The RiverPark Funds each have different investment objectives and policies.  You should review the objective and policies of the Fund whose shares will be acquired in an exchange before placing an exchange request.  An exchange is a taxable transaction for Federal income tax purposes.  You are limited to five exchanges per calendar year.  The exchange privilege may be modified or discontinued at any time by the RiverPark Funds upon sixty days’ notice.

Exchanges by Telephone

To exchange shares by telephone:

•	Call 888-564-4517
•	Shares exchanged by telephone must have a value of $1,000 or more.
•	Exchange requests received after market close (generally 4:00 p.m. Eastern time) will be processed using the net asset value determined on the next business day.
•
During periods of unusual economic or market conditions, you may experience difficulty in effecting a telephone exchange.  You should follow the procedures for exchanges by mail if you are unable to reach the Funds by telephone, but send your request by overnight courier to: RiverPark Funds, c/o DST Systems, Inc., 430 W. 7th Street, Kansas City, MO 64105.

To exchange shares by telephone, you must indicate this on your application.  To authorize telephone exchanges after establishing your Fund account, send a signed written request to RiverPark Funds, P.O. Box 219008, Kansas City, MO 64121-9008.

Reasonable procedures are used to verify that telephone exchange instructions are genuine.  If these procedures are followed, the Funds and their agents will not be liable for any losses due to unauthorized or fraudulent instructions.  A telephone exchange may be refused by a Fund if it is believed advisable to do so. Procedures for exchanging shares by telephone may be modified or terminated at any time.

Exchanges by Mail

To exchange shares by mail:

•	Send a written request using the procedures for written redemption requests (however, no signature guarantee is required).
•	For further information, call 888-564-4517.

How to Convert Shares

The Funds currently offer two classes of shares, Retail Class Shares and Institutional Class Shares, which differ only in their ongoing fees and eligibility requirements.  You may convert Retail Class Shares into Institutional Class Shares if the value of your investment in a Fund is at least $1,000,000.  If the value of your investment in a Fund falls below $1,000,000, the Fund may convert your Institutional Class Shares into Retail Class Shares.  The transaction will be based on the relative net asset values of the respective securities to be exchanged on the trade date for the conversion.  For U.S. federal income tax purposes, such a conversion is not a taxable event.

How to Redeem Shares

You may redeem shares of each Fund on any day the NYSE is open, either directly or through your financial intermediary.  The price you will receive is the net asset value per share next computed after your redemption request is received in good order. Redemption proceeds generally will be sent to you within seven days.  However, if shares have recently been purchased by check, redemption proceeds will not be sent until your check has been collected (which may take up to fifteen business days).  Once a redemption request has been placed, it is irrevocable and may not be modified or canceled.  Redemption requests received after market close (generally 4:00 p.m. Eastern time) will be processed using the net asset value per share determined on the next business day. Brokers and other financial intermediaries may charge a fee for handling redemption requests.

Good Order

Your redemption request will be processed if it is in “good order.”  To be in good order, the following conditions must be satisfied:

•	The request should be in writing, indicating the number of shares or dollar amount to be redeemed;
•	The request must identify your account number;
•	The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and
•	The request should include a signature guarantee, if applicable (see below).

Redeeming Shares by Mail

To redeem shares by mail:

•	Send a letter of instruction signed by all registered owners of the account to: RiverPark Funds, P.O. Box 219008, Kansas City, MO 64121-9008.
•	Additional documentation is required for the redemption of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners.
•	A signature guarantee of each owner is required to redeem shares in the following situations:

-	If ownership is changed on your account;
-	When redemption proceeds are payable or sent to any person, address or bank account not on record;
-	If a change of address request was received by the Transfer Agent within the last 30 days;
-
The Funds and/or the Transfer Agent may require a signature guarantee in other cases based on the facts and circumstances relative to the particular situation. A signature guarantee must be provided by a bank or trust company (not a notary public), a member firm of a domestic stock exchange or by another financial institution whose guarantees are acceptable to the Transfer Agent; and

-	For all redemptions in excess of $50,000 from any shareholder account

•	Payment for the redeemed shares will be mailed to you by check at the address indicated in your account registration.

For further information, call 888-564-4517.

Redeeming Shares by Telephone

To redeem shares by telephone:

•
Call 888-564-4517 between the hours of 9:00 a.m. and 5:00 p.m. (Eastern time) on any business day (i.e., any weekday exclusive of days on which the NYSE is closed).  The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

•	Specify the amount of shares you want to redeem (minimum $1,000, maximum $50,000).
•	Provide the account name, as registered with a Fund, and the account number.
•
Redemption proceeds will be mailed to you by check at the address indicated in your account registration, or wired to an account at a commercial bank that you have previously designated.  A $15.00 charge is deducted from redemption proceeds if the proceeds are wired.  This charge is subject to change without notice.  In addition, your bank may impose a charge for receiving wires.  Redemption proceeds may also be sent by electronic funds transfer through the ACH network, to your predetermined bank account.  There is no charge for the electronic funds transfer however credit may not be available for two to three days.

•
During periods of unusual economic or market conditions, you may experience difficulty effecting a telephone redemption.  In that event, you should follow the procedures for redemption by mail and send your written request by overnight courier to:  RiverPark Funds, c/o DST Systems, Inc., 430 W. 7th Street, Kansas City, MO 64105.

To redeem shares by telephone, you must indicate this on your application and choose how the redemption proceeds are to be paid.  To authorize telephone redemption after establishing your account, or to change instructions already given, send a signed written request to RiverPark Funds, P.O. Box 219008, Kansas City, MO 64121-9008.  Signatures may require a guarantee or verification by a bank or trust company (not a notary public), a member firm of a domestic stock exchange or by another financial institution whose guarantees or authentication are acceptable to the Transfer Agent.  You should allow approximately ten business days for the form to be processed.

Reasonable procedures are used to verify that telephone redemption requests are genuine.  These procedures include requiring some form of personal identification and tape recording of conversations.  If these procedures are followed, the Funds and their agents will not be liable for any losses due to unauthorized or fraudulent instructions.  Each Fund reserves the right to refuse a telephone redemption request, if it is believed advisable to do so.  The telephone redemption option may be suspended or terminated at any time without advance notice.

Additional Redemption Information

A redemption of shares is a taxable transaction for Federal income tax purposes.  Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by applicable law.  The Funds reserve the right to close your account in a Fund if as a result of one or more redemptions the account value has remained below $1,000 for thirty days or more.  You will receive sixty days’ written notice to increase the account value before the account is closed.  Although in unusual circumstances the Funds may pay the redemption amount in-kind through the distribution of portfolio securities, they are obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund’s total net assets during any ninety-day period for any one shareholder.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Tools to Combat Frequent Transactions

The Funds are intended for long-term investors.  The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance.  While not specifically unlawful, the practice utilized by short-term traders to time their investments and redemptions of Fund shares with certain market-driven events can create substantial cash flows.  These cash flows can be disruptive to the portfolio manager’s attempts to achieve a Fund’s objectives.  Further, frequent short-term trading of Fund shares drives up the Funds’ transaction costs to the detriment of the remaining shareholders.

Funds that invest in overseas securities, where market timers may seek to take advantage of time zone differences and funds that invest in investments which are not frequently traded, may be targets of market timers.

For these reasons, the Funds use a variety of techniques to monitor for and detect abusive trading practices. The Funds do not accommodate “market timers” and discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance.  The Board of Trustees has developed and adopted a market timing policy which takes steps to reduce the frequency and effect of these activities in each Fund.  These steps include monitoring trading activity and using fair value pricing, as approved by the Board of Trustees, when the Adviser determines current market prices are not readily available.  These techniques may change from time to time as determined by the Funds in their sole discretion.

Trading Practices.  Currently, the Funds reserve the right, in their sole discretion, to identify trading practices as abusive.   The Funds may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive.  In addition, the Funds reserve the right to reject purchase and exchange requests by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund(s).

The Funds monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts other than exchanges into a money market fund. In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because the Funds do not have simultaneous access to the underlying shareholder account information.  In this regard, in compliance with Rule 22c-2 under the Investment Company Act of 1940, as amended, the Funds have entered into Information Sharing Agreements with financial intermediaries pursuant to which these financial intermediaries are required to provide to the Funds, at each Fund’s request, certain customer and identity trading information relating to its customers investing in a Fund through non-disclosed or omnibus accounts.  The Funds will use this information to attempt to identify abusive trading practices.  Financial intermediaries are contractually required to follow any instructions from the Funds to restrict or prohibit future purchases from customers that are found to have engaged in abusive trading in violation of a Fund’s policies.  However, the Funds cannot guarantee the accuracy of the information provided to them from financial intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, a Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Fair Value Pricing.  The trading hours for most foreign securities end prior to the close of the NYSE, the time each Fund’s net asset value is calculated.  The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Funds may value foreign securities at fair value, taking into account such events, when they calculate their net asset values.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.

The Board of Trustees has also developed procedures which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Funds’ pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser or sub-adviser, as the case may be, does not represent fair value. The Funds may also fair value a security if the Funds or the Adviser or sub-adviser, as the case may be, believes that the market price is stale. Other types of securities that the Funds may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

Shareholder Services

The Funds offer the following shareholder services.  For more information about these services or your account, contact your financial intermediary or call 888-564-4517.  Some services are described in more detail in the application.

Automatic Investment Plan.  You may make regular monthly investments automatically in amounts of not less than $50 through the Automatic Investment Plan.  This plan provides a convenient method to have monies deducted from your bank account, for investment into the Funds.  In order to participate in the plan, your financial institution must be a member of the ACH network.  The Funds may modify or terminate this privilege at any time.  If your bank rejects your payment, a $25 fee will be charged to your account.  To begin participating in the plan, please complete the Automatic Investment Plan section on the application or call the Transfer Agent at 888-564-4517.  Any request to change or terminate your Automatic Investment Plan should be submitted to the Transfer Agent five days prior to the effective date.  Please allow up to thirty days to create the plan and 5 days to cancel or change it.

Telephone Investment Plan.  You may make investments into an existing account, on demand, in amounts of not less than $100 or more than $10,000 per investment by calling 888-564-4517.  If elected on your application, telephone orders will be accepted by electronic funds transfer from your bank account through the ACH network.  You must have banking information established on your account prior to making a purchase.  If your order is received by 4:00 p.m. (Eastern time), shares will be purchased at the net asset value calculated on that day.

Systematic Cash Withdrawal Plan.  If your account has a value of $10,000 or more, you may participate in the Systematic Cash Withdrawal Plan.  Under this plan, you may elect to receive regular monthly, quarterly or annual checks to your address of record, or credit directly to your predetermined bank account, in a stated amount of not less than $75.  Shares will be redeemed as necessary to make those payments.  To participate in the Systematic Cash Withdrawal Plan, you should elect to have dividends and capital gain distributions on your Fund shares reinvested.  Any cash dividends and capital gains distributions on shares held in a Withdrawal Plan Account will be automatically reinvested.

Investments through Employee Benefit and Savings Plans.  Certain qualified and non-qualified employee benefit and savings plans may make shares of the Funds available to their participants.  The Adviser, and not the Funds, may provide compensation to organizations providing administrative and recordkeeping services to those plans.

Automatic Reinvestment Plan. For your convenience, all dividends and distributions of a Fund are automatically reinvested in full and fractional shares of that Fund at the net asset value per share at the close of business on the ex date, unless you request otherwise in writing.  A written request to change your dividend reinvestment election must be received at least five full business days before a given record date to be effective on that date.

Tax Sheltered Retirement Plans.  Eligible investors may open a pension or profit sharing account in a Fund under the following prototype retirement plans: (i) Individual Retirement Accounts (“IRAs”) and Rollover IRAs; and (ii) Simplified Employee Pensions for sole proprietors, partnerships and corporations.

Householding.  The Funds will automatically send updated prospectuses, Annual and Semi-Annual Reports to Fund shareholders.  In order to reduce the volume of mail, when possible, only one copy of each document will be sent to shareholders we reasonably believe are from the same family or household.   Once implemented, if you would like to discontinue “householding” for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Dividends, Distributions and Taxes

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a shareholder of a Fund who acquires, holds and/or disposes of shares of the Fund, and reflects provisions of the Code, existing Treasury regulations, rulings published by the IRS, and other applicable authority, as of the date of this prospectus.  These authorities are subject to change by legislative or administrative action, possibly with retroactive effect.  The following discussion is only a summary of some of the important tax considerations generally applicable to investments in a Fund and the discussion set forth herein does not constitute tax advice.  For more detailed information regarding tax considerations, see the Funds’ SAI. There may be other tax considerations applicable to particular investors.  In addition, income earned through an investment in a Fund may be subject to state, local and foreign taxes.

Your distribution will be reinvested automatically in additional shares of the Fund in which you have invested, unless you have elected on your original application, or by written instructions filed with the Fund, to have them paid in cash. If you elect to receive dividends in cash and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value.  No interest will accrue on amounts represented by uncashed distribution checks.

Dividend Policy.  It is the policy of each Fund, other than RiverPark Short Term, to distribute to shareholders its investment company taxable income, if any, annually as required for qualification as a regulated investment company by the Code.  It is the policy of RiverPark Short Term to distribute to shareholders its investment company income monthly.  Each Fund also intends to distribute its net capital gain in order to avoid taxation of the Fund itself on such gains.  Dividends and distributions generally are taxable in the year paid, except any dividends paid in January that were declared in the previous calendar quarter, with a record date in such quarter, will be treated as paid in December of the previous year.  You may elect to have dividends and/or capital gains paid in cash.

Taxation of the Funds.  Each Fund intends to qualify to be treated as a regulated investment company under the Code.  While so qualified, a Fund will not be required to pay any Federal income tax on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders.  The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year.  Each Fund anticipates meeting these distribution requirements.

Taxation of Shareholders.  The following information is meant as a general summary for U.S. citizens and residents.  Most shareholders normally will have to pay Federal income tax and any state or local taxes on the dividends and distributions they receive from the Fund whether dividends and distributions are paid in cash or reinvested in additional shares.

The Funds’ net investment income and short-term capital gains are distributed as dividends and will be taxable as ordinary income or qualified dividend income.  Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the Funds.  Absent further legislation, the reduced maximum rates of 15% for non-corporate taxpayers on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.  Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

Your redemptions, including exchanges, may result in a capital gain or loss for Federal tax purposes.  A capital gain or loss on your investment is the difference between your tax basis in your shares, including any sales charges, and the amount you receive when you sell your shares.

Following the end of each calendar year, every shareholder will be sent applicable tax information and information regarding the dividends paid and capital gain distributions made during the calendar year.  A Fund may be subject to foreign withholding taxes, which would reduce its investment return. Tax treaties between certain countries and the U.S. may reduce or eliminate these taxes.  A Fund’s transactions in options, futures and forward contracts are subject to special tax rules.  These rules can affect the amount, timing and characteristics of distributions to shareholders.

The foregoing briefly summarizes some of the important Federal income tax consequences to shareholders of investing in a Fund’s shares, reflects the Federal tax law as of the date of this prospectus, and does not address special tax rules applicable to certain types of investors, such as corporate, tax-exempt and foreign investors.  Investors should consult their tax advisers regarding other Federal, state or local tax considerations that may be applicable in their particular circumstances, as well as any proposed tax law changes.

Cost Basis Reporting.  As of January 1, 2012, Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the IRS on the fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold.  Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen average cost as their standing (default) tax lot identification method for all shareholders.  A tax lot identification method is the way each Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time.  The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method.  You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares.  Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current IRS cost basis tax reporting regulations, each Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes.  The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered”.  The Fund and its service providers do not provide tax advice.  You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

Financial Highlights

The financial highlights tables that follow are intended to help you understand each Fund’s shares’ financial performance for the one year periods ended September 30, 2012 and September 30, 2011.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned on an investment in each Fund (assuming reinvestment of all dividends and distributions).  The financial statements for the one year periods ended September 30, 2012 and September 30, 2011 have been audited by Cohen Fund Audit Services, Ltd., the Funds’ independent registered public accounting firm.  Cohen Fund Audit Services, Ltd.’s report, along with the Funds’ financial statements, is included in the Funds’ Annual Report to shareholders, which is available upon request.

	For the One Year Period Ended September 30,
	RiverPark Large Growth Fund, Institutional Class		RiverPark Large Growth Fund, Retail Class		RiverPark/ Wedgewood Fund, Institutional Class		RiverPark/ Wedgewood Fund, Retail Class		RiverPark Short Term High Yield Fund, Institutional Class		RiverPark Short Term High Yield Fund, Retail Class
	2012	2011	2012	2011	2012	2011	2012	2011	2012	2011	2012	2011
Net Asset Value, Beginning of Period	$10.09	$10.00	$10.07	10.00	$10.32	$10.00	$10.30	$10.00	$9.88	$10.00	$9.88	$10.00
Net Investment Income (Loss)(1)	0.01	(0.01)	(0.03)	(0.04)	(0.05)	(0.06)	(0.08)	(0.09)	0.44	0.47	0.42	0.43
Realized and Unrealized Gains (Losses) on Investments	3.17	0.16 (2)	3.17	0.16 (2)	3.61	0.40 (2)	3.60	0.40 (2)	0.08	(0.15)	0.06	(0.13)
Total from Investment Operations	3.18	0.15	3.14	0.12	3.56	0.34	3.52	0.31	0.52	0.32	0.48	0.30
Dividends from Net Investment Income	--	--	--	--	--	-- (3)	--	--	(0.39)	(0.44)	(0.37)	(0.42)
Distributions from Return of Capital	--	(0.06)	--	(0.05)	--	(0.02)	--	(0.01)	--	--	--	--
Total Distributions	--	(0.06)	--	(0.05)	--	(0.02)	--	(0.01)	(0.39)	(0.44)	(0.37)	(0.42)
Net Asset Value, End of Period	$13.27	$10.09	$13.21	$10.07	$13.88	$10.32	$13.82	$10.30	$10.01	$9.88	$9.99	$9.88
Total Return†	31.52%	1.44%	31.18%	1.19%	34.50%	3.37%	34.17%	3.12%	5.32%	3.27%	4.88%	3.06%
Net Assets End of Period (000)	$3,804	$2,667	$15,383	$231	$279,016	$33,004	$173,582	$241	$100,224	$18,883	$97,701	$6,083
Ratio of Net Expenses to Average Net Assets, Excluding Dividend and Interest Expense	1.00%	1.00%	1.25%	1.25%	1.00%	1.00%	1.25%	1.25%	1.00%	1.00%	1.25%	1.25%
Ratio of Net Expenses to Average Net Assets, Including Dividend and Interest Expense	1.00%	1.00%	1.25%	1.25%	1.00%	1.00%	1.25%	1.25%	1.00%	1.00%	1.25%	1.25%
Ratio of Total Expenses to Average Net Assets, Including Dividend and Interest Expense	2.78%	9.08%	1.74%	9.76%	1.03%	2.83%	1.27%	3.71%	1.12%	2.12%	1.32%	2.18%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.08%	(0.10%)	(0.20%)	(0.32%)	(0.40%)	(0.59%)	(0.64%)	(0.78%)	4.42%	4.69%	4.23%	4.28%
Portfolio Turnover Rate	24%	73%	24%	73%	24%	48%	24%	48%	611%	454%	611%	454%

†
Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.  Total return would have been lower had certain fees not been waived and/or expenses assumed by Adviser during the period.

(1)	Per share data was calculated using average shares for the period.
(2)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)	Amount represents less than $0.01 per share.

(Continued on next page)

(Continued from previous page)

	For the One Year Period Ended September 30,
	RiverPark Long/Short Opportunity Fund, Institutional Class(2)		RiverPark Long/Short Opportunity Fund, Retail Class(2)		RiverPark/ Gargoyle Hedged Value Fund, Institutional Class(3)		RiverPark/ Gargoyle Hedged Value Fund, Retail Class(3)
	2012		2012		2012		2012
Net Asset Value, Beginning of Period	$10.00		$10.04		$10.00		$9.83
Net Investment Income (Loss)(1)	(0.13)		(0.13)		0.05		0.05
Realized and Unrealized Gains (Losses) on Investments	0.27		0.22		(0.08	)(4)	0.08
Total from Investment Operations	0.14		0.09		(0.03)		0.13
Dividends from Net Investment Income	--		--		--		--
Distributions from Return of Capital	--		--		--		--
Total Distributions	--		--		--		--
Net Asset Value, End of Period	$10.14		$10.13		$9.97		$9.96
Total Return†	1.40%		0.90%		(0.30%)		1.32%
Net Assets End of Period (000)	$19,994		$4,302		$16,899		$402
Ratio of Net Expenses to Average Net Assets, Excluding Dividend and Interest Expense	1.85	%(5)	2.00	%(5)	1.25%		1.50%
Ratio of Net Expenses to Average Net Assets, Including Dividend and Interest Expense	3.49	%(5)	3.68	%(5)	1.25%		1.50%
Ratio of Total Expenses to Average Net Assets, Including Dividend and Interest Expense	4.12	%(5)	4.18	%(5)	1.94%		1.99%
Ratio of Net Investment Income (Loss) to Average Net Assets	(2.61%)		(2.78%)		1.28%		1.35%
Portfolio Turnover Rate	20	%(6)	20	%(6)	29	%(6)	29	%(6)

†
Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.  Total return would have been lower had certain fees not been waived and/or expenses assumed by Adviser during the period.

(1)	Per share data was calculated using average shares for the period.
(2)
Institutional Class Shares commenced operations on March 30, 2012 and Retail Class Shares commenced on April 3, 2012.  All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.

(3)
Institutional Class Shares commenced operations on April 30, 2012 and Retail Class Shares commenced on May 4, 2012.  All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.

(4)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(5)	Dividend and interest expense totaled 1.64% of average net assets for the year ended September 30, 2012.
(6)	Not annualized.

Notice of Privacy Policy

FACTS	WHAT DOES RIVERPARK FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•           Social Security number
•           account balances
•           account transactions
•           transaction history
•           wire transfer instructions
•           checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons RiverPark Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does RiverPark Funds Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 888-564-4517 or go to http://www.riverparkfunds.com.

What we do
Who is providing this notice?	RiverPark Funds Trust
How does RiverPark Funds Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

How does RiverPark Funds Trust collect my personal information?
We collect your personal information, for example, when you

▪           open an account
▪           provide account information
▪           give us your contact information
▪           make a wire transfer
▪           tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only

▪           sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪           affiliates from using your information to market to you
▪           sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Our affiliates include RiverPark Advisors, LLC.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ RiverPark Funds Trust doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ RiverPark Funds Trust doesn’t jointly market.

Not Part of the Prospectus

Additional Information

No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus or in approved sales literature in connection with the offer contained herein, and if given or made, such other information or representations must not be relied upon as having been authorized by the Funds.  This Prospectus does not constitute an offer by the Funds to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction or to any person to whom it is unlawful to make such offer.

INVESTMENT ADVISER
RiverPark Advisors, LLC
156 West 56th Street, 17th Floor
New York, New York 10019

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

PRIME BROKERS
Goldman Sachs & Co.
200 West Street, 3rd Floor
New York, NY 10282

Credit Suisse Securities (USA) LLC
300 Conshohocken State Road, Suite 600
West Conshohocken, PA 19428

TRANSFER AGENT
DST Systems, Inc.
333 West 11th Street, 5th Floor
Kansas City, Missouri 64105

ADMINISTRATOR
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

FUND COUNSEL
Blank Rome LLP
405 Lexington Avenue
New York, New York 10174-0208

To Obtain More Information about the Funds

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports — Additional information is available in the Annual and Semi-Annual Reports to Fund shareholders.  The Annual Report to Fund shareholders contains a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

Statement of Additional Information — The SAI provides more details about the Funds and their policies.  A current SAI is on file with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus.

To obtain free copies of the Annual or Semi-Annual Reports to Fund shareholders or the SAI, or to discuss questions about the Funds:

By Telephone — 888-564-4517

By Mail — RiverPark Funds, P.O. Box 219008, Kansas City, MO 64121-9008 or by overnight courier to RiverPark Funds, c/o DST Systems, Inc., 430 W. 7th Street, Kansas City, MO 64105.

By Internet — http://www.riverparkfunds.com

From the SEC — Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room, 100 F Street, Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.  Reports and other information about the Funds are available on the IDEA database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

RiverPark Funds Trust
Investment Company Act File Number 811-22431

STATEMENT OF ADDITIONAL INFORMATION

January 28, 2013

RiverPark Large Growth Fund
Retail Class Shares (Ticker Symbol: RPXFX)
Institutional Class Shares (Ticker Symbol: RPXIX)
C Class Shares

RiverPark/Wedgewood Fund
Retail Class Shares (Ticker Symbol: RWGFX)
Institutional Class Shares (Ticker Symbol: RWGIX)
C Class Shares

RiverPark Short Term High Yield Fund
Retail Class Shares (Ticker Symbol: RPHYX)
Institutional Class Shares (Ticker Symbol: RPHIX)

RiverPark Long/Short Opportunity Fund
Retail Class Shares (Ticker Symbol: RLSFX)
Institutional Class Shares (Ticker Symbol: RLSIX)
C Class Shares

RiverPark/Gargoyle Hedged Value Fund
Retail Class Shares (Ticker Symbol: RGHVX)
Institutional Class Shares (Ticker Symbol: RGHIX)
C Class Shares

Each a Series of RiverPark Funds Trust

P.O. Box 219008
Kansas City, MO 64121-9008
(888) 564-4517

This Statement of Additional Information (“SAI”), dated January 28, 2013, relates to RiverPark Large Growth Fund (“RiverPark Growth”), RiverPark/Wedgewood Fund (“RiverPark/Wedgewood”), RiverPark Short Term High Yield Fund (“RiverPark Short Term”), RiverPark Long/Short Opportunity Fund (“RiverPark Long/Short”) and RiverPark/Gargoyle Hedged Value Fund (“RiverPark/Gargoyle” and collectively with RiverPark Growth, RiverPark/Wedgewood, RiverPark Short Term and RiverPark Long/Short, the “Funds”).  Each Fund is a separate series of RiverPark Funds Trust (the “Trust”).  Shares of each Fund are offered through a prospectus dated January 28, 2013 (the “Prospectus”).  A copy of the Prospectus may be obtained without charge by calling the number listed above.  This SAI is not a prospectus.  It contains information in addition to and more detailed than that set forth in the Prospectus and is intended to provide you with information regarding the activities and operations of each Fund.  This SAI should be read in conjunction with the Prospectus.

Table of Contents

DESCRIPTION OF EACH FUND AND ITS INVESTMENTS	1
HISTORY OF THE FUNDS AND GENERAL INFORMATION	1
TYPES OF INVESTMENTS	2
INVESTMENT RESTRICTIONS	11
CERTAIN RISK CONSIDERATIONS	17
MANAGEMENT	17
CODE OF ETHICS	28
PROXY VOTING POLICIES AND PROCEDURES	28
INVESTMENT ADVISORY ARRANGEMENTS	29
PORTFOLIO MANAGERS	31
DISTRIBUTOR	34
ALLOCATION OF BROKERAGE	34
PORTFOLIO HOLDINGS INFORMATION	35
ADDITIONAL TAX INFORMATION	36
NET ASSET VALUE	39
PURCHASE OF SHARES	40
ANTI-MONEY LAUNDERING PROGRAM	40
REDEMPTIONS	41
SERVICE PROVIDERS	42
PERFORMANCE INFORMATION	43
GENERAL	44
FINANCIAL STATEMENTS	45
ADDITIONAL INFORMATION	45
APPENDIX A	1
APPENDIX B	1

i

DESCRIPTION OF EACH FUND AND ITS INVESTMENTS

The investment objectives of each Fund and a description of its principal investment strategies are set forth under each Fund’s “SUMMARY SECTION” and “ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS AND RELATED RISKS” in the Prospectus.  Each Fund’s investment objectives are non-fundamental and may be changed by the Board of Trustees without shareholder approval by providing sixty days notice of the change.

RiverPark Advisors, LLC (“RiverPark” or the “Adviser”) serves as the investment adviser of each Fund. Wedgewood Partners, Inc. (“Wedgewood”) serves as the sub-adviser for RiverPark/Wedgewood Fund, Cohanzick Management, LLC (“Cohanzick”) serves as the sub-adviser for RiverPark Short Term High Yield Fund and Gargoyle Investment Advisor L.L.C. (“Gargoyle”) serves as the sub-adviser for RiverPark/Gargoyle.

HISTORY OF THE FUNDS AND GENERAL INFORMATION

Capitalization and Organization

RiverPark Funds Trust (the “Trust”) is an open-end management investment company organized as a Delaware statutory trust on June 22, 2010.  Each Fund is a series of the Trust.  With the exception of RiverPark/Wedgewood, each Fund is “diversified”, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust is governed by its Board of Trustees.  Each Fund may issue an unlimited number of shares of beneficial interest with a $0.001 par value.  All shares of each Fund have equal rights and privileges.  Each share of a Fund is entitled to one vote on all matters as to which shares are entitled to vote, to participate equally with other shares of the same class in dividends and distributions declared by such Fund and, upon liquidation, to its proportionate share of the assets remaining after satisfaction of outstanding liabilities.  Shares of each Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights.  Fractional shares have proportionally the same rights, including voting rights, as are provided for a full share.

Under the Trust’s Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his or her earlier death, incapacity, resignation or removal.  Shareholders can remove a Trustee upon a vote of two-thirds of all of the outstanding shares of beneficial interest of the Trust.  Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders.  As a result, normally no annual or regular meetings of shareholders will be held, unless matters arise requiring a vote of shareholders under the Declaration of Trust or the 1940 Act.

Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and in such event the holders of the remaining shares so voting will not be able to elect any Trustees.

The Trustees are authorized to classify and reclassify any issued class of shares of a Fund into shares of one or more classes of the Fund and to reclassify and issue any unissued shares to any number of additional series without shareholder approval.  Accordingly, in the future, for reasons such as the desire to establish one or more additional portfolios of the Trust with different investment objectives, policies or restrictions, additional series or classes of shares may be created.  Any issuance of shares of another series or class would be governed by the 1940 Act and the laws of the State of Delaware.  If shares of another series of the Trust were issued in connection with the creation of additional investment portfolios, each share of the newly created portfolio would normally be entitled to one vote for all purposes.  Generally, shares of all portfolios, including the Funds, would vote as a single series on matters, such as the election of Trustees, that affected all portfolios in substantially the same manner.  As to matters affecting each portfolio differently, such as approval of its investment advisory agreement (“Advisory Agreement”) and changes in investment policy, shares of each portfolio would vote separately.  In addition, the Trustees may, in the future, create additional classes of shares of a Fund.  Except for the different distribution related and other specific costs borne by classes of shares of a Fund that may be created in the future, each such class will have the same voting and other rights described as the other class or classes of such Fund.

1

Any Trustee may be removed at any meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust.  A meeting of shareholders for the purpose of electing or removing one or more Trustees will be called (i) by the Trustees upon their own vote, or (ii) upon the demand of a shareholder or shareholders owning shares representing 10% or more of the outstanding shares.

TYPES OF INVESTMENTS

The following supplements the information contained in the Prospectus concerning a description of securities and investment practices of the Funds.  You should read it together with each Fund’s section in the Prospectus entitled “Additional Information about the Principal Investment Strategies of the Funds and Related Risks.”

Equity Securities

Equity securities in which the Funds invest may include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options.  The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions.  Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Convertible Securities

Each Fund may invest in convertible securities.  Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period.  Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities.  The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

Each Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of the Adviser, the investment characteristics of the underlying common shares will assist a Fund in achieving its investment objective.  Each Fund may also elect to hold or trade convertible securities.  In selecting convertible securities, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.  In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer’s profits, and the issuer’s management capability and practices.

Warrants

Each Fund may invest in warrants.  Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time.  Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual.  However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant.  Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them.  The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

2

Foreign Securities

Each Fund may purchase securities of non-U.S. issuers and securities of U.S. issuers that trade in foreign markets (“foreign securities”).  To the extent that foreign securities purchased by a Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect: a Fund’s net asset values per share; the value of any interest earned; gains and losses realized on the sale of securities; and net investment income and capital gains, if any, to be distributed to shareholders by a Fund.  If the value of a foreign currency rises against the U.S. dollar, the value of a Fund’s assets denominated in that currency will increase.  Correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of a Fund’s assets denominated in that currency will decrease.  The performance of a Fund will be measured in U.S. dollars, the base currency for a Fund.  When a Fund converts its holdings to another currency, it may incur conversion costs.  Foreign exchange dealers realize a profit on the difference between the prices at which such dealers buy and sell currencies.

Each Fund may engage in transactions in foreign securities, which are listed on foreign securities exchanges, traded in the over-the-counter market or issued in private placements.  Transactions in listed securities may be effected in the over-the-counter markets if, in the opinion of the Adviser, this affords a Fund the ability to obtain best price and execution.  Securities markets of foreign countries in which each Fund may invest are generally not subject to the same degree of regulation as the U.S. markets and may be more volatile and less liquid than the major U.S. markets.  The differences between investing in foreign and U.S. companies include: (1) less publicly available information about foreign companies; (2) the lack of uniform financial accounting standards and practices among countries which could impair the validity of direct comparisons of valuations measures (such as price/earnings ratios) for securities in different countries; (3) less readily available market quotations for the securities of foreign issuers; (4) differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks; (5) differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments; (6) generally lower foreign stock market volume; (7) the likelihood that foreign securities may be less liquid or more volatile, which may affect the ability of the Funds to purchase or sell large blocks of securities and thus obtain the best price; (8) transactions costs, including brokerage charges and custodian charges associated with holding foreign securities, may be higher; (9) the settlement period for foreign securities, which are sometimes longer than those for securities of U.S. issuers, may affect portfolio liquidity; (10) foreign securities held by a Fund may be traded on days that the Fund does not value its portfolio securities, such as Saturdays and customary business holidays, and accordingly, net asset value per share may be significantly affected on days when shareholders do not have the ability to purchase or redeem shares of the Fund; and (11) political and social instability, expropriation, and political or financial changes which adversely affect investment in some countries.  These various risks may be greater in emerging market countries.

American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”) and other securities convertible into securities of foreign issuers may not necessarily be denominated in the same currency as the securities into which they may be converted, but rather in the currency of the market in which they are traded.  ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.  EDRs are receipts issued in Europe by banks or depositories that evidence a similar ownership arrangement.  Generally ADRs, in registered form, are designed for use in United States securities markets and EDRs, in bearer form, are designed for use in European securities markets.

Fixed Income Securities

Each Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers.  These securities, whether of U.S. or foreign issuers, may pay fixed, variable or floating rates of interest, and may include zero coupon obligations, which do not pay interest until maturity.  Fixed income securities may include:

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▪	bonds, notes and debentures issued by corporations;
▪	debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“U.S. Government Securities”);
▪	municipal securities;
▪	mortgage-backed and asset-backed securities; or
▪
debt securities issued or guaranteed by foreign corporations and foreign governments, their agencies, instrumentalities or political subdivisions, or by government owned, controlled or sponsored entities, including central banks.

Subject to certain limitations, each Fund may invest in both investment grade and non-investment grade debt securities.  Investment grade debt securities have received a rating from Standard & Poor’s Ratings Group, a division of The McGraw-Hill Companies, Inc. (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) in one of the four highest rating categories or, if not rated, have been determined by the Adviser to be of comparable quality to such rated securities.  Non-investment grade debt securities (typically called “junk bonds”) have received a rating from S&P or Moody’s of below investment grade, or have been given no rating and are determined by the Adviser to be of a quality below investment grade.  Each Fund may invest up to 5% of the value of its total assets in debt securities that are rated below A by Moody’s or by S&P, except RiverPark Short Term High Yield Fund which will have no limit.  Each Fund, with the exception of RiverPark Short Term High Yield Fund, may not invest in debt securities rated below Ccc by S&P or Caa by Moody’s (or unrated debt securities determined to be of comparable quality by the Adviser).  There are no limitations on the maturity of debt securities that may be purchased by the Funds.  A description of bond ratings is attached to this SAI as Appendix A.

Sovereign Debt Obligations

The Funds may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of developing countries.  Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations.  Sovereign debt of developing countries may involve a high degree of risk, and may present the risk of default.  Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Securities of Other Investment Companies

Each Fund may invest in the securities of other registered, open-end investment companies and exchange traded funds that have investment objectives and policies similar to its own.  Each Fund may also purchase shares of money market funds that invest in U.S. Government Securities and repurchase agreements, in lieu of purchasing money market instruments directly.  Any investment by a Fund in the securities of other investment companies, including money market funds, will be subject to the limitations on such investments contained in the 1940 Act.  Shareholders of a Fund that holds shares of another investment company will indirectly bear the fees and expenses of that company, which will be in addition to the fees and expenses they bear as shareholders of the Funds.

Each Fund may from time to time rely on Section 12(d)(1)(F) of the 1940 Act with respect to their investments in other investment companies.  Section 12(d)(1) of the 1940 Act precludes each Fund from acquiring: (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.  However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d) shall not apply to securities purchased or otherwise acquired by the Fund if: (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%.

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Each Fund may purchase the equity securities of closed-end investment companies to facilitate investment in certain countries.  Equity securities of closed-end investment companies generally trade at a discount to their net asset value, but may also trade at a premium to net asset value.  Each Fund may pay a premium to invest in a closed-end investment company in circumstances where the Adviser determines that the potential for capital growth justifies the payment of a premium.  Closed-end investment companies, as well as money market funds, pay investment advisory and other fees and incur various expenses in connection with their operations.  Shareholders of a Fund will indirectly bear these fees and expenses, which will be in addition to the fees and expenses of such Fund.

Master Limited Partnerships

The Funds may invest in master limited partnerships (“MLPs”).  MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”).  These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.  MLPs generally have two classes of owners, the general partner and limited partners.  MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members.  The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties.  The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units.  Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP's operations and management.

An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation.  Holders of MLP units have limited control and voting rights on matters affecting the partnership.  In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments.  As a partnership, an MLP has no tax liability at the entity level.  If, as a result of a change in current law or a change in an MLP's business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate.  If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution by the MLP would be reduced and distributions received by investors would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain).  Therefore, treatment of an MLP as a corporation for federal income tax purposes would result in a reduction in the after-tax return to investors, likely causing a reduction in the value of the Funds’ shares.

Asset-Backed Securities

The Funds may invest in asset-backed securities issued by private issuers.  Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities.  Interest and principal payments ultimately depend on payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements.  The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

Equity-Linked Securities

The Funds may invest in equity-linked securities, including, but not limited to, participation notes, certificates, and equity swaps.  Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock.  To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and subject to each Fund’s restrictions on investments in foreign securities. See “Foreign Securities” and “Foreign Securities Risk” above. In addition, the Funds bear the risk that the counterparty of an equity-linked security may default on its obligations under the security. If the underlying security is determined to be illiquid, the equity-linked security would also be considered illiquid and thus subject to each Fund’s restrictions on investments in illiquid securities.

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Participation notes, also known as participation certificates, are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by a Fund as an alternative means to access the securities market of a country.  The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate.  There can be no assurance that the trading price of participation notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate.  Participation notes are generally traded over-the-counter. Participation notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund.   Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, the counterparty, and the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security.  Participation notes involve transaction cost.  If the underlying security is determined to be illiquid, participation notes may be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities.  Participation notes offer a return linked to a particular underlying equity, debt or currency.

Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.  An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise deemed impractical or disadvantageous.  Equity swaps may also be used for hedging purposes or, in the case of RiverPark Long/Short, to gain leverage in order to seek to increase total return.  A Fund’s ability to enter into certain swap transactions may be limited by tax considerations.  The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer.

Equity swap contracts may be structured in different ways.  For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.  Therefore, the return to the Fund on the equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.  In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).  A Fund will generally enter into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.  Payments may be made at the conclusion of an equity swap contract or periodically during its term.

Equity swaps are derivatives and their value can be very volatile.  Equity swaps normally do not involve the delivery of securities or other underlying assets.  Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make.  If the counterparty to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive.  Due to the fact that some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the cost of the underlying asset without the use of leverage.  In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.  To the extent that the Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss.  Since equity swaps are normally illiquid, a Fund may be unable to terminate its obligations when desired.  When entering into swap contracts, a Fund must “set aside” liquid assets, or engage in other appropriate measures to “cover” its obligation under the swap contract.

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Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Funds’ exposure, the Funds and the Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

Illiquid Securities

The Trust’s Board of Trustees (the “Board” or “Trustees”) has adopted procedures to determine the liquidity of certain restricted securities, as permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”).  Rule 144A (the “Rule”) is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws.  The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers.  The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for sale under the Rule.  The SEC Staff has left the question of determining the liquidity of restricted securities eligible for resale under the Rule for determination by the Trustees.  The Trustees consider the following criteria in determining the liquidity of these restricted securities:

(i)	the frequency of trades and quotes for the security;
(ii)	the number of dealers willing to purchase or sell the security and the number of other potential buyers;
(iii)	dealer undertakings to make a market in the security; and
(iv)	the nature of the security and the nature of the marketplace trades.

When-Issued and Delayed and Early Delivery Securities

These transactions are made to secure what is considered to be an advantageous price or yield for the Funds.  No fees or other expenses, other than normal transaction costs, are incurred.  However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund’s records at the trade date.  These assets are marked to market and are maintained until the transaction has been settled.

Lending of Portfolio Securities

The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund.  During the time portfolio securities are on loan, the borrower pays a Fund any dividends or interest paid on such securities.  Loans are subject to termination at the option of a Fund or the borrower.  Each Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.  A Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Temporary or Defensive Investments

During periods of adverse market or economic conditions, or when, in the opinion of the Adviser or sub-adviser, certain abnormal or extraordinary circumstances exist, including, with respect to RiverPark Short Term, periodic episodes where certain issuers call a portion of the Fund’s portfolio and the sub-adviser is unable to locate eligible portfolio securities in which to invest, a Fund may, as a temporary or defensive measure, invest all or a substantial portion of its assets in high quality, fixed income securities, money market instruments, or it may hold cash or cash equivalents, including investment grade short-term obligations.  Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security.  In addition, a Fund may hold certain securities for less than 61 days and, as a result, shareholders may be unable to take advantage of the reduced federal income tax rates applicable to any qualifying dividends otherwise attributable to such securities.  In addition, during such times, a Fund may temporarily invest up to 100% of its assets in cash or cash equivalents.  Fixed income securities will be deemed to be of high quality if they are rated “A” or better by S&P or the corresponding rating by Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high quality, short-term fixed income obligations (which generally have remaining maturities of one year or less), and may include:

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▪	Government securities;
▪	commercial paper;
▪	certificates of deposit and bankers’ acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation;
▪	short-term obligations of foreign issuers denominated in U.S. dollars and traded in the U.S.; and
▪	repurchase agreements.

Repurchase agreements are agreements under which a Fund purchases securities from a bank or a securities dealer that agrees to repurchase the securities from a Fund at a higher price on a designated future date.  If the seller under a repurchase agreement becomes insolvent, a Fund’s right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them.  In the event of the bankruptcy or insolvency of the seller, a Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.  If the seller defaults, the value of the securities may decline before a Fund is able to dispose of them.  If a Fund enters into a repurchase agreement that is subject to foreign law and the other party defaults, such Fund may not enjoy protections comparable to those provided to most repurchase agreements under U.S. bankruptcy law, and may suffer delays and losses in disposing of the collateral.  Each Fund has adopted procedures designed to minimize the risks of loss from repurchase agreements.

Each Fund’s custodian or a sub-custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily.  To the extent that the original seller does not repurchase the securities from the Fund, that Fund could receive less than the repurchase price on any sale of such securities.  In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action.  Each Fund believes that under the regular procedures normally in effect for custody of a Fund’s portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities.  Each Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Adviser to be creditworthy pursuant to guidelines established by the Trustees.

Short Sales (other than Options)

Each Fund may effect short sales of securities.  A short sale involves the sale of a security that a Fund does not own in anticipation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price.  When selling short, a Fund must borrow the security sold short and will be obligated to return the security to the lender.  This is accomplished by a later purchase of the security by the Fund to close its short position.  When a Fund effects a short sale, it must maintain collateral in a segregated account consisting of cash or liquid securities with a value equal to the current market value of the securities sold short less any cash deposited with its broker.  A Fund may not sell a security short if, as a result of that sale, the current value of securities sold short by the Fund would exceed 10% of the value of such Fund’s net assets, except that the RiverPark Long/Short may sell a security short so long as, as a result of that sale, the current value of securities sold short by that Fund would not exceed 50% of the value of its gross assets (including the amounts borrowed) and 100% of the value of its net assets.

The use of short sales is considered a speculative investment practice.  The limited use of this practice, however, permits a Fund to pursue opportunities to profit from anticipated declines in the prices of particular securities which in the view of the Adviser are overvalued or are likely to be adversely affected by particular trends or events.

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Each Fund may also effect short sales “against the box” to hedge against a decline in the value of a security owned by the Fund.  These transactions are not subject to the 10% limitation described above.  If a Fund effects a short sale against the box, it will set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and hold those securities while the short sale is outstanding.

Borrowing

Each Fund may borrow money for investment purposes (which is a practice known as “leverage”), subject to restrictions.  Leveraging creates an opportunity for increased investment returns, but at the same time, creates special risk considerations.  For example, leveraging may exaggerate changes in the net asset value of a Fund’s shares and in the yield on a Fund’s portfolio.  Although the principal amount of such borrowings will be fixed, a Fund’s net assets may change in value during the time the borrowing is outstanding.  Since any decline in value of a Fund’s investments will be borne entirely by such Fund’s shareholders, the effect of leverage in a declining market would be a greater decrease in net asset value than if such Fund did not use leverage.  Leveraging will create interest expenses for a Fund, which can exceed the investment return from the borrowed funds.  To the extent the investment return derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund’s investment return will be greater than if leverage was not used.  Conversely, if the investment return from the assets retained with borrowed funds is not sufficient to cover the cost of borrowings, the investment return of the Fund will be less than if leverage was not used.

Use of Options

Each of the Funds may purchase call and put options on securities to seek capital growth or for hedging purposes.  Each Fund may also write and sell covered call and put options and purchase and write options on stock indices (such as the S&P 500 Index) listed on domestic or foreign securities exchanges or traded in the over-the-counter market for hedging purposes.  Additionally, RiverPark Long/Short and RiverPark/Gargoyle may sell uncovered call options on securities and stock indices.

RiverPark Long/Short and RiverPark/Gargoyle may invest up to 50% of the value of their assets, represented by premiums paid, to purchase call and put options on securities and securities indices.  The Funds may write covered call and put options on securities and securities indices, so long as the aggregate nominal value does not exceed 200% of the value of their assets.

An option on a security provides the purchaser, or “holder,” with the right, but not the obligation, to purchase, in the case of a “call” option, or sell, in the case of a “put” option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date.  The holder pays a non-refundable purchase price for the option, known as the “premium.”  The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost.  The risk of the seller, or “writer,” however, is potentially unlimited, unless the option is “covered,” which is generally accomplished through the writer’s ownership of the underlying security, in the case of a call option, or the writer’s segregation of an amount of cash or securities equal to the exercise price, in the case of a put option.  If the writer’s obligation is not covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

Options on securities which have been purchased or written may be closed out prior to exercise or expiration by entering into an offsetting transaction on the exchange on which the initial position was established, subject to the availability of a liquid secondary market.

Options on securities and options on indices of securities, discussed below, are traded on national securities exchanges, such as the Chicago Board Options Exchange and the NYSE, which are regulated by the SEC.  The Options Clearing Corporation guarantees the performance of each party to an exchange-traded option, by in effect taking the opposite side of each such option.  Options on securities and indices purchased and written by the Funds may be traded on NASDAQ rather than on an exchange.  Any options not traded on an exchange must be effected with primary government securities dealers recognized by the Board of Governors of the Federal Reserve System.

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An option position in an exchange-traded option may be closed out only on an exchange which provides a secondary market for an option of the same series.  Although the Funds will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option at any particular time.

Reasons for the potential absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume or (vi) one or more exchanges could, for economic or other reasons decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange which had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.  There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at a particular time, render certain of the facilities of any of the clearing corporations inadequate and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers’ orders.  However, the Options Clearing Corporation, based on forecasts provided by the U.S. exchanges, believes that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and such exchanges have advised such clearing corporation that they believe their facilities will also be adequate to handle reasonably anticipated volume.

Each Fund may also invest in so-called “synthetic” options or other options and derivative instruments written by broker-dealers, including options on baskets of specified securities.  Synthetic options transactions involve the use of two financial instruments that, together, have the economic effect of an options transaction.  The risks of synthetic options are generally similar to the risks of actual options, with the addition of increased market risk, liquidity risk, counterparty credit risk, legal risk and operations risk.

Options transactions may be effected on domestic and foreign securities exchanges or in the over-the-counter market.  Options positions may be of the American or the European variety.  An American style option may be exercised by the holder at any time after it is purchased until it expires.  A European style option may be exercised only on its expiration date.  When options are purchased over-the-counter, a Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract.  In addition, the Fund may have difficulty closing out its positions in over-the-counter and synthetic options, which could result in losses to the Fund.  Over-the-counter option positions and various derivative instruments may be illiquid and, in such cases are subject to the limitations on the purchase of illiquid securities by the Fund.

Options on Stock Indices

Certain options on stock indices provide the holder with the right to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security.  The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.”  The purchaser of the option receives this cash settlement amount if the closing level of the stock index on the day of exercise is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.  The writer of the option is obligated, in return for the premium received, to make delivery of this amount if the option is exercised.  As in the case of non cash-settled options, the writer or holder may liquidate positions in stock index options prior to exercise or expiration by entering into closing transactions on the exchange on which such positions were established, subject to the availability of a liquid secondary market.

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The index underlying a stock index option may be a “broad-based” index, such as the Standard & Poor’s 500 Index or the NYSE Composite Index, the changes in value of which ordinarily will reflect movements in the stock market in general.  In contrast, certain options may be based on narrower market indices, such as the Standard & Poor’s 100 Index, or on indices of securities of particular industry groups, such as those of oil and gas or technology companies.  A stock index assigns relative values to the stock included in the index and the index fluctuates with changes in the market values of the stocks so included.

The purchase and sale of options on stock indices will be subject to risks applicable to options transactions generally.  In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options.  Index prices may be distorted if trading of certain stocks included in the index is interrupted.  Trading in index options also may be interrupted in certain circumstances such as if trading were halted in a substantial number of stocks included in the index or if dissemination of the current level of an underlying index is interrupted.  If this occurred, a Fund would not be able to close out options which it had purchased and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in losses if the underlying index moves adversely before trading resumes.  However, it is a policy to purchase and sell options only on indices that include a sufficient number of stocks so that the likelihood of a trading halt in the index is minimized.

INVESTMENT RESTRICTIONS

As a fundamental policy, RiverPark Growth, under normal circumstances, invests at least 80% of its assets in equity securities of large capitalization companies.  As a fundamental policy, RiverPark Short Term invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high yield securities.

A fundamental policy with respect to a Fund cannot be changed without the affirmative vote of a majority of the outstanding voting securities of such Fund.  As used in this SAI and in the Prospectus, “a majority of the outstanding voting securities of a Fund” means the lesser of (1) the holders of more than 50% of the outstanding shares of beneficial interest of a Fund or (2) 67% of the shares of a Fund present if more than 50% of the shares are present at a meeting in person or by proxy.

Fundamental Policies of the RiverPark Large Growth Fund

In addition to the 80% policy set forth above, the following fundamental policies may not be changed without approval by the vote of a majority of RiverPark Growth’s outstanding voting securities.  As a matter of fundamental policy, the Fund may not:

(1)
With respect to 75% of its total assets, purchase a security, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if as a result of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of any one issuer, or that Fund would own more than 10% of the voting securities of any one issuer.

(2)	Issue senior securities other than to evidence indebtedness, borrowings or short sales as permitted.

(3)	Borrow money except that it may borrow:

(a)	for leveraging purposes,
(b)	from banks for temporary or emergency purposes, such as to meet unanticipated shareholder redemptions, or
(c)	by entering into reverse repurchase agreements,

11

if, immediately after any such borrowing, the value of the Fund’s assets, including all borrowings then outstanding less its liabilities, is equal to at least 300% of the aggregate amount of borrowings then outstanding (for the purpose of determining the 300% asset coverage, the Fund’s liabilities will not include amounts borrowed).  Any such borrowings may be secured or unsecured.  Each Fund may issue securities (including senior securities) appropriate to evidence the indebtedness, including reverse repurchase agreements, which the Fund is permitted to incur.

(4)
Underwrite or participate in the marketing of securities issued by other persons except to the extent that the Fund may be deemed to be an underwriter under federal securities laws in connection with the disposition of portfolio securities.

(5)	Concentrate its investments in any industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities.

(6)
Purchase or sell real estate or real estate mortgage loans as such, but this restriction shall not prevent the Fund from investing in readily marketable interests in real estate investment trusts, readily marketable securities of companies that invest in real estate, or obligations secured by real estate or interests therein.

(7)	Lend any of its assets, except as permitted under the securities lending policy set forth below under the Funds’ non-fundamental policies.

(8)
Pledge, mortgage or hypothecate its assets, except to secure borrowings (as set forth above under Investment Restriction 3(a) above), or with respect to a securities lending program.  Notwithstanding anything to the contrary herein, each Fund may pledge collateral in connection with investments in certain derivative transactions permitted in the Prospectus and Statement of Additional Information.

(9)	Purchase or sell commodities or commodity contracts.

Fundamental Policies of the RiverPark/Wedgewood Fund

The following fundamental policies may not be changed without approval by the vote of a majority of the RiverPark/Wedgewood Fund’s outstanding voting securities.  As a matter of fundamental policy, the Fund may not:

(1)
With respect to 50% of its total assets, purchase a security, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if as a result of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of any one issuer, or that Fund would own more than 10% of the voting securities of any one issuer.

(2)	Issue senior securities other than to evidence indebtedness, borrowings or short sales as permitted.

(3)	Borrow money except that it may borrow:

(a)	for leveraging purposes,
(b)	from banks for temporary or emergency purposes, such as to meet unanticipated shareholder redemptions, or
(c)	by entering into reverse repurchase agreements,

if, immediately after any such borrowing, the value of the Fund’s assets, including all borrowings then outstanding less its liabilities, is equal to at least 300% of the aggregate amount of borrowings then outstanding (for the purpose of determining the 300% asset coverage, the Fund’s liabilities will not include amounts borrowed).  Any such borrowings may be secured or unsecured.  Each Fund may issue securities (including senior securities) appropriate to evidence the indebtedness, including reverse repurchase agreements, which the Fund is permitted to incur.

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(4)
Underwrite or participate in the marketing of securities issued by other persons except to the extent that the Fund may be deemed to be an underwriter under federal securities laws in connection with the disposition of portfolio securities.

(5)	Concentrate its investments in any industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities.

(6)
Purchase or sell real estate or real estate mortgage loans as such, but this restriction shall not prevent the Fund from investing in readily marketable interests in real estate investment trusts, readily marketable securities of companies that invest in real estate, or obligations secured by real estate or interests therein.

(7)	Lend any of its assets, except as permitted under the securities lending policy set forth below under the Funds’ non-fundamental policies.

(8)
Pledge, mortgage or hypothecate its assets, except to secure borrowings (as set forth above under Investment Restriction 3(a) above), or with respect to a securities lending program.  Notwithstanding anything to the contrary herein, each Fund may pledge collateral in connection with investments in certain derivative transactions permitted in the Prospectus and Statement of Additional Information.

(9)	Purchase or sell commodities or commodity contracts.

Fundamental Policies of the RiverPark Short Term High Yield Fund

In addition to the 80% policy set forth above, the following fundamental policies may not be changed without approval by the vote of a majority of RiverPark Short Term’s outstanding voting securities.  As a matter of fundamental policy, the Fund may not:

(1)
With respect to 75% of its total assets, purchase a security, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if as a result of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of any one issuer, or that Fund would own more than 10% of the voting securities of any one issuer.

(2)	Issue senior securities other than to evidence indebtedness, borrowings or short sales as permitted.

(3)	Borrow money except that it may borrow:

(a)	for leveraging purposes,
(b)	from banks for temporary or emergency purposes, such as to meet unanticipated shareholder redemptions, or
(c)	by entering into reverse repurchase agreements,

if, immediately after any such borrowing, the value of the Fund’s assets, including all borrowings then outstanding less its liabilities, is equal to at least 300% of the aggregate amount of borrowings then outstanding (for the purpose of determining the 300% asset coverage, the Fund’s liabilities will not include amounts borrowed).  Any such borrowings may be secured or unsecured.  Each Fund may issue securities (including senior securities) appropriate to evidence the indebtedness, including reverse repurchase agreements, which the Fund is permitted to incur.

13

(4)
Underwrite or participate in the marketing of securities issued by other persons except to the extent that the Fund may be deemed to be an underwriter under federal securities laws in connection with the disposition of portfolio securities.

(5)	Concentrate its investments in any industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities.

(6)
Purchase or sell real estate or real estate mortgage loans as such, but this restriction shall not prevent the Fund from investing in readily marketable interests in real estate investment trusts, readily marketable securities of companies that invest in real estate, or obligations secured by real estate or interests therein.

(7)	Lend any of its assets, except as permitted under the securities lending policy set forth below under the Funds’ non-fundamental policies.

(8)
Pledge, mortgage or hypothecate its assets, except to secure borrowings (as set forth above under Investment Restriction 3(a) above), or with respect to a securities lending program.  Notwithstanding anything to the contrary herein, each Fund may pledge collateral in connection with investments in certain derivative transactions permitted in the Prospectus and Statement of Additional Information.

(9)	Purchase or sell commodities or commodity contracts.

Fundamental Policies of the RiverPark Long/Short Opportunity Fund

The following fundamental policies may not be changed without approval by the vote of a majority of RiverPark Long/Short’s outstanding voting securities.  As a matter of fundamental policy, the Fund may not:

(1)
With respect to 75% of its total assets, purchase a security, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if as a result of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of any one issuer, or that Fund would own more than 10% of the voting securities of any one issuer.

(2)	Issue senior securities other than to evidence indebtedness, borrowings or short sales as permitted.

(3)	Borrow money except that it may borrow:

(a)      for leveraging purposes,
(b)      from banks for temporary or emergency purposes, such as to meet unanticipatedshareholder redemptions, or
(c)      by entering into reverse repurchase agreements,

if, immediately after any such borrowing, the value of the Fund’s assets, including all borrowings then outstanding less its liabilities, is equal to at least 300% of the aggregate amount of borrowings then outstanding (for the purpose of determining the 300% asset coverage, the Fund’s liabilities will not include amounts borrowed).  Any such borrowings may be secured or unsecured.  Each Fund may issue securities (including senior securities) appropriate to evidence the indebtedness, including reverse repurchase agreements, which the Fund is permitted to incur.

14

(4)
Underwrite or participate in the marketing of securities issued by other persons except to the extent that the Fund may be deemed to be an underwriter under federal securities laws in connection with the disposition of portfolio securities.

(5)	Concentrate its investments in any industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities.

(6)
Purchase or sell real estate or real estate mortgage loans as such, but this restriction shall not prevent the Fund from investing in readily marketable interests in real estate investment trusts, readily marketable securities of companies that invest in real estate, or obligations secured by real estate or interests therein.

(7)	Lend any of its assets, except as permitted under the securities lending policy set forth below under the Funds’ non-fundamental policies.

(8)
Pledge, mortgage or hypothecate its assets, except to secure borrowings (as set forth above under Investment Restriction 3(a) above), or with respect to a securities lending program.  Notwithstanding anything to the contrary herein, each Fund may pledge collateral in connection with investments in certain derivative transactions permitted in the Prospectus and Statement of Additional Information.

(9)	Purchase or sell commodities or commodity contracts.

Fundamental Policies of the RiverPark/Gargoyle Hedged Value Fund

The following fundamental policies may not be changed without approval by the vote of a majority of the RiverPark/Gargoyle’s outstanding voting securities.  As a matter of fundamental policy, the Fund may not:

(1)
With respect to 75% of its total assets, purchase a security, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if as a result of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of any one issuer, or that Fund would own more than 10% of the voting securities of any one issuer.

(2)	Issue senior securities other than to evidence indebtedness, borrowings or short sales as permitted.

(3)	Borrow money except that it may borrow:

(a)	for leveraging purposes,
(b)	from banks for temporary or emergency purposes, such as to meet unanticipated shareholder redemptions, or
(c)	by entering into reverse repurchase agreements,

if, immediately after any such borrowing, the value of the Fund’s assets, including all borrowings then outstanding less its liabilities, is equal to at least 300% of the aggregate amount of borrowings then outstanding (for the purpose of determining the 300% asset coverage, the Fund’s liabilities will not include amounts borrowed).  Any such borrowings may be secured or unsecured.  Each Fund may issue securities (including senior securities) appropriate to evidence the indebtedness, including reverse repurchase agreements, which the Fund is permitted to incur.

15

(4)
Underwrite or participate in the marketing of securities issued by other persons except to the extent that the Fund may be deemed to be an underwriter under federal securities laws in connection with the disposition of portfolio securities.

(5)	Concentrate its investments in any industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities.

(6)
Purchase or sell real estate or real estate mortgage loans as such, but this restriction shall not prevent the Fund from investing in readily marketable interests in real estate investment trusts, readily marketable securities of companies that invest in real estate, or obligations secured by real estate or interests therein.

(7)	Lend any of its assets, except as permitted under the securities lending policy set forth below under the Funds’ non-fundamental policies.

(8)
Pledge, mortgage or hypothecate its assets, except to secure borrowings (as set forth above under Investment Restriction 3 above), or with respect to a securities lending program.  Notwithstanding anything to the contrary herein, each Fund may pledge collateral in connection with investments in certain derivative transactions permitted in the Prospectus and Statement of Additional Information.

(9)	Purchase or sell commodities or commodity contracts.

Non-Fundamental Policy of the Funds

The following restrictions are imposed by the management of the Funds and may be changed by the Board without shareholder approval at any time.  Each Fund may not:

(1)
Hold more than 15% of the value of its net assets, taken at the time of investment, in illiquid securities.  Illiquid securities are those securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days.  Illiquid securities may include restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice.

(2)	Invest in derivative securities, other than equity and index options, except that RiverPark Long/Short may invest in swaps for hedging purposes and for purposes of gaining leverage.

(3)	Lend portfolio securities representing more than 10% of its net assets.

The SEC has taken the position that, for purposes of the restrictions applicable to a fund’s diversification, such as those set forth in this section above, investments in securities of other investment companies, including in exchange-traded funds, are considered investments in the portfolio securities of such investment companies.

If a percentage limitation set forth in an investment policy or restriction of a fund is adhered to at the time of investment or at the time a fund engages in a transaction, a subsequent increase or decrease in percentage resulting from a change in value of an investment or position, or a change in the net assets of a fund, will not result in a violation of such restriction.  However, if at any time borrowings exceed 33 1/3% of total assets, a fund must reduce its borrowings within three business days thereafter.

For purposes of their policies and limitations, a Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”

CERTAIN RISK CONSIDERATIONS

There can be no assurance that a Fund will achieve its investment objective and an investment in a Fund involves certain risks which are described under each Fund’s “SUMMARY SECTION - PRINCIPAL RISKS” and “ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS AND RELATED RISKS” in the Prospectus.

16

MANAGEMENT

The Board has the responsibility for the overall management of the Trust and each Fund, including general supervision and review of each Fund’s investment activities and its conformity with Delaware law and the stated policies of a Fund.  The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations.

Trustees and Officers

The Trustees, including the Trustees who are not interested persons of the Trust as that term is defined in the 1940 Act (“Independent Trustees”), and executive officers of the Trust, their ages and principal occupations during the past five years are set forth below.

Independent Trustees
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex**	Other Directorships Held by Trustee
Richard Browne 156 West 56th Street, 17th Floor New York, NY 10019 (53)	Trustee	Indefinite; since September 20, 2010	President, Rector Management Corp (real estate and construction company, since 1986); Partner, Sterling Project Development (real estate and construction); Owners Representative, Queens Ballpark Company, LLC (since 2005).	5	None
Michael Cohen 156 West 56th Street, 17th Floor New York, NY 10019 (53)	Trustee	Indefinite; since September 20, 2010	Managing Partner, Coda Capital Partners (since 1999).	5	None
Ira Balsam 156 West 56th Street, 17th Floor New York, NY 10019 (48)	Trustee	Indefinite; since March 1, 2012	Retired (since Jan. 2012); Chief Financial Officer, Avenue Capital Management II, L.P. (group of unregistered investment companies, 2002-2011).	5	None

17

Interested Trustees & Officers
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex**	Other Directorships Held by Trustee
Morty Schaja* 156 West 56th Street, 17th Floor New York, NY 10019 (58)	Interested Trustee, President and Chairman of the Board	Indefinite; since June 22, 2010	Chief Executive Officer and Managing Partner, RiverPark Advisors, LLC and RiverPark Capital Management LLC (since 2009); Chief Executive Officer and Managing Partner, RiverPark Capital LLC (since 2006).	5	None
Mitch Rubin*, 156 West 56th Street, 17th Floor New York, NY 10019 (46)	Interested Trustee	Indefinite; since September 20, 2010	Chief Investment Officer and Managing Partner, RiverPark Advisors, LLC and RiverPark Capital Management LLC (since 2009); Chief Investment Officer and Managing Partner, RiverPark Capital LLC (2006 to 2008 and since 2009); Partner, Arience Capital (2008).	5	None
Paul Genova, 156 West 56th Street, 17th Floor New York, NY 10019 (36)	Secretary	Since September 20, 2010
Chief Financial Officer, RiverPark Advisors, LLC and RiverPark Capital Management LLC (since 2009); Chief Financial Officer, RiverPark Capital LLC (since 2008); Controller, K Squared Capital Advisors, LP (2007 to 2008); Exis Capital Management, Inc. (2003 to 2007).
				N/A	N/A
Matt Kelly, 156 West 56th Street, 17th Floor New York, NY 10019 (43)	Vice President	Since September 20, 2010	Chief Marketing Officer and Partner, RiverPark Advisors, LLC and RiverPark Capital Management LLC (since 2010); Vice President, Baron Funds (1997 to 2010).	N/A	N/A
Michael Lawson, One Freedom Valley Drive Oaks, PA 19456 (51)	Treasurer and Chief Financial Officer	Since September 20, 2010	Director, Fund Accounting, SEI Global Services (since 2005).	N/A	N/A
Carolyn Mead, One Freedom Valley Drive Oaks, PA 19456 (55)	Assistant Vice President and Assistant Secretary	Since September 20, 2010	Corporate Counsel, SEI Investments Global Funds Services (since 2007).	N/A	N/A

18

Lisa Whittaker, One Freedom Valley Drive Oaks, PA 19456 (34)	Assistant Vice President and Assistant Secretary	Since November 12, 2012	Corporate Counsel, SEI Investments Global Funds Services (since 2012); The Glenmede Trust Company (2011-2012); Drinker Biddle & Reath LLP (2006-2011).	N/A	N/A
Brian Ferko, 500 East Swedesford Road, Suite 104 Wayne, PA 19087 (41)	Chief Compliance Officer	Since September 20, 2010	Managing Director, Cipperman Compliance Services; formerly with Aberdeen Asset Management, BHR Fund Advisers, Ardmore Investment Partners and Turner Investment Partners.	N/A	N/A

*	Denotes Trustees who are “interested persons” of the Trust or Fund under the 1940 Act.
**	The Fund Complex includes each series of the Trust.

The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of the Board’s effectiveness.  The Board determined that each of the Trustees is qualified to serve as a Trustee of the Funds based on a review of the experience, qualifications, attributes and skills of each Trustee.  In reaching this determination, the Board has considered a variety of criteria, including, among other things: character and integrity; ability to review critically, evaluate, question and discuss information provided, to exercise effective business judgment in protecting shareholder interests and to interact effectively with the other Trustees, the Adviser, other service providers, counsel and the independent registered accounting firm; and willingness and ability to commit the time necessary to perform the duties of a Trustee.  Each Trustee’s ability to perform his duties effectively is evidenced by his experience or achievements in the following areas: management or board experience in the investment management industry or companies in other fields, educational background and professional training; and experience as a Trustee of the Funds.  Information indicating the specific experience, skills, attributes and qualifications of each Trustee, which led to the Board’s determination that the Trustee should serve in this capacity, is provided below.

Mr. Browne has significant professional experience with complex real estate and significant construction development transactions and management of major commercial buildings.  He is an active manager of his personal investments and has extensive financial risk management skills and understanding of financial instruments, markets and strategies.

Mr. Cohen has over 20 years of experience with governance, risk assessment, investment and operational matters within the investment industry.  His experience includes executive and leadership positions in the investment management industry, as well serving as a director on corporate boards.  In addition, earlier in his career, Mr. Cohen practiced corporate law at a large law firm.

Mr. Balsam has significant professional experience with risk assessment, accounting and operational matters within the investment industry.  His experience includes executive and officer positions with an investment industry accounting firm and a major hedge fund complex, where he also held a leadership position with the valuation committee.

Mr. Rubin has extensive experience in the financial industry, working on Wall Street for over 19 years.  He has served as portfolio manager of mutual funds, investment partnerships and separate accounts for over 14 years.  As Chief Investment Officer of the Adviser, he is a valuable resource to the Independent Trustees regarding the management of the Funds.  In addition, earlier in his career, Mr. Rubin practiced corporate law at a large law firm.  Mr. Rubin is a Chartered Financial Analyst.

19

Mr. Schaja has over 25 years of investment experience, including as an executive to various investment management companies since 1985.  He served as a director of various mutual funds for over 10 years.  He has extensive experience in all aspects of the investment management industry, including research, portfolio management, distribution, risk management and compliance.  Prior to working in the investment management industry, Mr. Schaja was an economic consultant to Fortune 1000 companies.  Mr. Schaja is a Chartered Financial Analyst.

Specific details regarding each Trustee’s principal occupations during the past five years are included in the table above. The summaries set forth above as to the experience, qualifications, attributes and/or skills of the Trustees do not constitute holding out the Board or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board as a whole than would otherwise be the case.

Leadership Structure and Responsibilities of the Board of Trustees

The Board is responsible for overseeing the management of the Funds.  The Board also elects the Company’s officers who conduct the daily business of the Funds.  The Board meets at least four times during the year to review the investment performance of each Fund and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements.

The Trustees interact directly with the Chairman of the Board, each other as Trustees and committee members, the Funds’ officers, and senior management of the Adviser and other service providers of the Funds at scheduled meetings and between meetings, as appropriate.  Each Trustee was appointed to serve on the Board because of his experience, qualifications, attributes and/or skills as set forth in the subsection “Trustees and Officers,” above.

Currently the Board is comprised of five individuals, two of whom are considered “Interested” Trustees as defined by the Investment Company Act.  The remaining Trustees are referred to as “Disinterested” or “Independent” Trustees.

The Board believes that its structure facilitates the orderly and efficient flow of information to the Trustees from the Adviser and other service providers with respect to services provided to the Funds, and minimizes any potential conflicts of interest that could arise from these relationships and other risks that the Funds may face.  The Board further believes that its structure allows all of the Trustees to participate in the full range of the Board’s oversight responsibilities.  The Board believes that the orderly and efficient flow of information and the ability to bring each Trustee’s talents to bear in overseeing the Funds’ operations is important, in light of the size and complexity of the Funds and the risks that the Funds face.  The Board and its committees review their structure regularly, to help ensure that it remains appropriate as the business and operations of the Funds, and the environment in which the Funds operate, change.

Committees

Currently, the Board has an Audit Committee, Valuation Committee and Nominating and Corporate Governance Committee (the “Nominating Committee”).  The responsibilities of each committee and its members are described below.

The Audit Committee is comprised of each of the Independent Trustees (i.e., Messrs. Browne, Cohen and Balsam).  The Audit Committee makes recommendations to the Board with respect to the engagement of independent auditors, approves all auditing and other services provided to the company and reviews with the independent auditors the plan and results of the audit engagement and matters having a material effect on the Funds’ financial operations.  The Audit Committee meets at least two times per year.  During the fiscal year ended September 30, 2012, the Audit Committee met four times.

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The Valuation Committee consists of each of the Independent Trustees (i.e., Messrs. Browne, Cohen and Balsam).  The Valuation Committee has responsibility for, among other things, monitoring the valuation of Fund securities and other investments and, as required, when the Board of Trustees is not in session, reviewing and approving the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the Board.  The Valuation Committee meets as necessary.  During the fiscal year ended September 30, 2012, the Valuation Committee met four times.

The Nominating Committee consists of each of the Independent Trustees (i.e., Messrs. Browne, Cohen and Balsam).  The Nominating Committee evaluates the size and composition of the Board, identifies and screens independent Trustee candidates for appointment to the Board and submits final recommendations to the full Board for approval, reviews independent Trustee compensation and expense reimbursement policies, and reviews memoranda prepared by independent legal counsel relating to positions, transactions and relationships that could reasonably bear on the independence of Trustees.  The Nominating Committee meets as necessary.  During the fiscal year ended September 30, 2012, the Nominating Committee met twice.

While the Nominating Committee will consider candidates timely recommended by shareholders to serve as a Trustee, the Nominating Committee may only act upon such recommendations if there is a vacancy on the Board or the Nominating Committee determines that the selection of a new or additional Independent Trustee is in the best interests of the Company.  In the event that a vacancy arises or a change in Board membership is determined to be advisable, the Nominating Committee will, in addition to any timely submitted shareholder recommendations, consider candidates identified by other means, including candidates proposed by members of the Nominating Committee or other Independent Trustees.  For shareholder recommendations to be considered, a shareholder must provide contact information for the candidate, including all the information about a candidate that would be required to be included in a proxy statement seeking approval of that candidate, and a notarized letter executed by that candidate which states his or her willingness to serve on the Board if elected.

Risk Oversight

The Board oversees risk management for the Funds directly and, as to certain matters, through its committees.  The Board exercises its oversight in this regard primarily through requesting and receiving reports from and otherwise working with the Funds’ senior officers, the Adviser, the Fund’s independent auditors, legal counsel and personnel from the Funds’ other service providers.  The Board has adopted, on behalf of the Funds, and periodically reviews with the assistance of the Fund’s Chief Compliance Officer, policies and procedures designed to address certain risks associated with the Funds’ activities.  In addition, the Adviser and the Funds’ other service providers also have adopted policies, processes and procedures designed to identify, assess and manage certain risks associated with the Funds’ activities, and the Board receives reports from service providers with respect to the operation of these policies, processes and procedures as required and/or as the Board deems appropriate.  The Board does not believe that a separate Risk Oversight Committee is necessary for effective risk oversight at this time, but intends to continuously evaluate how it assesses risk and will consider again in the future whether any changes to their current structure are prudent.

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Compensation

The Trust pays an annual fee to each Trustee who is not an officer or employee of the Adviser or the distributor (or any affiliated company of the Adviser or distributor) in the amount of $10,000, plus $1,000 per additional meeting to the extent the Board meets more frequently than quarterly.  Travel expenses of Trustees who are not affiliated persons of the Adviser or distributor (or any affiliated company of the Adviser or distributor) that are incurred in connection with attending meetings of the Board are also reimbursed.  For the fiscal year ended September 30, 2012, the Trustees received the following compensation from the Trust:

Name of Person, Position	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Trust Paid to Trustees
Morty Schaja*	$ 0	N/A	N/A	$ 0
Mitchell Rubin*	$ 0	N/A	N/A	$ 0
Richard Browne	$ 10,000	N/A	N/A	$ 10,000
Michael Cohen	$ 10,000	N/A	N/A	$ 10,000
Ira Balsam**	$ 5,000	N/A	N/A	$ 5,000
			TOTAL	$ 25,000

*	Denotes Trustees who are “interested persons” of the Trust under the 1940 Act.
**	Mr. Balsam did not become a Trustee until March 1, 2012.

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Trustee and Officer Ownership of Fund Shares

Set forth below is the dollar range of equity securities of each of the Funds beneficially owned by each Trustee as of December 31, 2012:

A.	None
B.	$1-$10,000
C.	$10,001-$50,000
D.	$50,001-$100,000
E.	$100,001-$500,000
F.	$500,001-$1,000,000
G.	Over $1,000,000

Name	RiverPark Large Growth Fund	RiverPark/ Wedgewood Fund	RiverPark Short Term High Yield Fund	RiverPark Long/Short Opportunity Fund	RiverPark/ Gargoyle Hedged Value Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Morty Schaja	G	G	G	G	G	G
Richard Browne	A	A	A	A	A	A
Michael Cohen	A	A	A	A	A	A
Ira Balsam	A	A	A	A	A	A
Mitch Rubin	G	A	A	G	A	G

*	Includes holdings of each series of the Trust.

During the calendar years ended December 31, 2011 and December 31, 2012, no Trustee who is not an interested person of the Trust or immediate family member of such Trustee had:

(i)	any direct or indirect interest in the Adviser or the Distributor of the Funds or their affiliates; or
(ii)	any material interest, direct or indirect in any transaction or series of similar transactions in which the amount involved exceeds $120,000; or
(iii)
any direct or indirect relationship, in which the amount involved exceeds $120,000 including payments for property or services to or from, provision of legal services to, provision of investment banking services to (other than as a participating underwriting in a syndicate); or

(iv)	any consulting or other relationship that is substantially similar in nature and scope to the foregoing relationships, with:

(A)      the Funds; (B) an officer of the Trust; (C) an investment company, or person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) (15 U.S.C. 80a-3(c)(1) and (c)(7)), having the same investment adviser or principal underwriter as the Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or the Distributor; (D) an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) (15 U.S.C. 80a-3(c)(1) and (c)(7)), having the same investment adviser or principal underwriter as the Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or the Distributor; (E) the Adviser or the Distributor; (F) an officer of the Adviser or the Distributor; (G) a person directly or indirectly controlling, controlled by, or under common control with the Adviser or the Distributor; or (H) an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser or the Distributor (excluding routine, retail relationships, including credit cards, bank or brokerage accounts, residential mortgages, insurance policies, etc.).

23

No officer of the Adviser or the Distributor, or officers of persons directly or indirectly controlling, controlled by, or under common control with the Adviser or the Distributor has served during the two most recently completed calendar years, on the board of directors of a company where an Independent Trustee or immediate family member of such Trustee, was, during the two most recently completed calendar years, an officer.

Control Persons and Principal Holders of Securities

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  To the Trust’s knowledge, as of December 31, 2012, the following persons owned, beneficially or of record, 5% or more of any class of the outstanding shares of the Funds:

RiverPark Large Growth Fund

Retail

Name and Address of Owners of More than 5% of Shares	Percentage Owned	Record or Beneficial Ownership
Charles Schwab & Co. Inc. 101 Montgomery Street San Francisco, CA 94104	51.14%	Record
National Financial Services LLC One World Financial Center 200 Liberty Street New York, NY 10281	32.84%	Record
TD Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103	13.90%	Record

Institutional

Name and Address of Owners of More than 5% of Shares	Percentage Owned	Record or Beneficial Ownership
Charles Schwab & Co. Inc. 101 Montgomery Street San Francisco, CA 94104	87.88%	Record
Morty Schaja, 156 West 56th Street, 17th Floor, New York, NY 10019	47.40%	Both*
Mitch Rubin, 156 West 56th Street, 17th Floor, New York, NY 10019	32.09%	Beneficial
Jefferies & Company, Inc. 101 Hudson Street, 11th Floor Jersey City, NJ 07302	7.03%	Record
Matt Kelly, 156 West 56th Street, 17th Floor, New York, NY 10019	8.76%	Beneficial

*	Consists of 0.34% owned of record and 47.06% owned beneficially.

24

RiverPark/Wedgewood Fund

Retail

Name and Address of Owners of More than 5% of Shares	Percentage Owned	Record or Beneficial Ownership
National Financial Services LLC One World Financial Center 200 Liberty Street New York, NY 10281	10.47%	Record
Charles Schwab & Co. Inc. 101 Montgomery Street San Francisco, CA 94104	8.16%	Record

Institutional

Name and Address of Owners of More than 5% of Shares	Percentage Owned	Record or Beneficial Ownership
National Financial Services LLC One World Financial Center 200 Liberty Street New York, NY 10281	33.69%	Record
Charles Schwab & Co. Inc. 101 Montgomery Street San Francisco, CA 94104	19.75%	Record
Parbanc Co. 514 Market Street Parkersburg, WV 26101	11.37%	Record
The Fulton Company P.O. Box 3215 Lancaster, PA 17604	9.35%	Record
RBC Capital Markets LLC 510 Marquette Avenue South Minneapolis, MN 55402	7.36%	Record

RiverPark Short Term High Yield Fund

Retail

Name and Address of Owners of More than 5% of Shares	Percentage Owned	Record or Beneficial Ownership
National Financial Services LLC One World Financial Center 200 Liberty Street New York, NY 10281	72.69%	Record
Charles Schwab & Co. Inc. 101 Montgomery Street San Francisco, CA 94104	14.26%	Record

25

Institutional

Name and Address of Owners of More than 5% of Shares	Percentage Owned	Record or Beneficial Ownership
National Financial Services LLC One World Financial Center 200 Liberty Street New York, NY 10281	37.68%	Record
Charles Schwab & Co. Inc. 101 Montgomery Street San Francisco, CA 94104	27.90%	Record
TD Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103	5.50%	Record

RiverPark Long/Short Opportunity Fund

Retail

Name and Address of Owners of More than 5% of Shares	Percentage Owned	Record or Beneficial Ownership
National Financial Services LLC One World Financial Center 200 Liberty Street New York, NY 10281	40.60%	Record
Charles Schwab & Co. Inc. 101 Montgomery Street San Francisco, CA 94104	30.95%	Record
TD Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103	19.17%	Record

Institutional

Name and Address of Owners of More than 5% of Shares	Percentage Owned	Record or Beneficial Ownership
Charles Schwab & Co. Inc. 101 Montgomery Street San Francisco, CA 94104	45.78%	Record
National Financial Services LLC One World Financial Center 200 Liberty Street New York, NY 10281	17.95%	Record
Morty Schaja, 156 West 56th Street, 17th Floor, New York, NY 10019	10.80%	Both*
Mitch Rubin, 156 West 56th Street, 17th Floor, New York, NY 10019	6.18%	Beneficial

*	Consists of 9.32% owned of record and 1.48% beneficially.

26

RiverPark/Gargoyle Hedged Value Fund

Retail

Name and Address of Owners of More than 5% of Shares	Percentage Owned	Record or Beneficial Ownership
The Panama Street Fund Philadelphia, PA 19119	29.48%	Record
Howard I Langer & Barbara Jafee JTWROS Philadelphia, PA 19119	29.48%	Record
National Financial Services LLC One World Financial Center 200 Liberty Street New York, NY 10281	27.43%	Record
Charles Schwab & Co. Inc. 101 Montgomery Street San Francisco, CA 94104	7.24%	Record

Institutional

Name and Address of Owners of More than 5% of Shares	Percentage Owned	Record or Beneficial Ownership
Stuart L Sternberg Rye, NY 10580	12.47%	Record
Charles Schwab & Co. Inc. 101 Montgomery Street San Francisco, CA 94104	8.31%	Record
Evelyn Wolfe Rogoff New York, NY 10021	7.71%	Record
Morty Schaja, 156 West 56th Street, 17th Floor, New York, NY 10019	6.26%	Beneficial

As of December 31, 2012, the Trustees and officers of the Trust, as a group, owned 89.81% of the outstanding shares of RiverPark Growth; 0.58% of the outstanding shares of RiverPark/Wedgewood; 1.31% of the outstanding shares of RiverPark Short Term; 18.08% of the outstanding shares of RiverPark Long/Short; and 6.26% of the outstanding shares of RiverPark/Gargoyle.

27

CODE OF ETHICS

The Adviser and the Trust have each adopted a Code of Ethics pursuant to Section 204A and Rule 204A-1 under the Investment Advisers Act of 1940 and Rule 17j-1 under the 1940 Act, respectively.  SEI Investments Distribution Co. (the “Distributor”) has also adopted a Code of Ethics. Each Code of Ethics applies to the personal investing activities of the trustees, directors, officers and certain employees of the Trust, the Adviser or the Distributor (“Access Persons”), as applicable.  Rule 17j-1 and each Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons.  Each Code permits Access Persons to trade securities for their own accounts and generally requires them to report their personal securities transactions.  Each Code is included as an exhibit to the Trust’s registration statement, which is on file with, and available from, the SEC.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees of the RiverPark Funds Trust has approved the delegation of the authority to vote proxies relating to the securities held in the portfolios of the Funds to the Adviser.  With respect to RiverPark/Wedgewood, RiverPark Short Term and RiverPark/Gargoyle, the Adviser has in turn delegated this responsibility to the applicable sub-adviser.

The Adviser and each sub-adviser have adopted proxy voting policies and procedures which the Board has reviewed and considered, including that the Adviser may engage a third party proxy voting firm.  The Adviser’s goal in performing this service is to make proxy voting decisions to vote or not to vote proxies in a manner that serves the best interests of the Funds.  To implement this goal, the Adviser has adopted proxy voting guidelines (the “Proxy Voting Guidelines”) to assist it in making proxy voting decisions and in developing procedures for effecting those decisions.  The Proxy Voting Guidelines are designed to ensure that where the Adviser has the authority to vote proxies, all legal, fiduciary, and contractual obligations will be met and are attached to this SAI as Appendix B.

The Proxy Voting Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures and the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.

The Adviser and each sub-adviser will vote proxies in strict accordance with the Proxy Voting Policy and Procedures.  In the event that the Sub-Adviser does not or cannot vote the proxies appurtenant to the shares of stock of companies held by a Fund managed by that sub-adviser, the Adviser shall vote those proxy(s) in accordance with the Proxy Voting Guidelines   The Adviser shall report to the Board on the implementation and administration of the policies and procedures, including proxy votes involving a conflict of interest for the sub-adviser/Adviser and deviations from the stated voting guidelines.

More Information

The actual voting records relating to the Funds’ portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free 888-564-4517 or by accessing the SEC’s website at www.sec.gov.  In addition, a copy of the Funds’ proxy voting policies and procedures are also available by calling the Funds, toll free, at 888-564-4517, and will be sent within three business days of receipt of a request.

28

INVESTMENT ADVISORY ARRANGEMENTS

The management of each Fund is supervised by the Board of Trustees of the Trust.  RiverPark Advisors, LLC provides investment advisory services to each Fund pursuant to an investment advisory agreement entered into with the Trust (the “Advisory Agreement”).

The Adviser, located at 156 West 56th Street, 17th Floor, New York, NY 10019, is a Delaware limited liability company organized on April 16, 2009.  It was formed for the purpose of providing investment advisory and management services to regulated investment companies (including the Funds).  The Adviser is a wholly-owned subsidiary of RiverPark Holding Group LLC, a Delaware limited liability company, and is 85% owned by employees and controlled by Morty Schaja.  Mr. Schaja, CFA, is RiverPark’s Chief Executive Officer, and Mr. Rubin, CFA, is RiverPark’s Chief Investment Officer.  RiverPark Capital Management LLC, an affiliate of the Adviser, provides investment management services to separate accounts and partnerships.  Together, the Adviser and RiverPark Capital Management LLC have approximately $1 billion in assets under management, as of December 31, 2012.

Wedgewood Partners, Inc. provides investment sub-advisory services to RiverPark/Wedgewood pursuant to an investment sub-advisory agreement entered into with the Trust, on behalf of RiverPark/Wedgewood, and the Adviser.  Cohanzick Management, LLC provides investment sub-advisory services to RiverPark Short Term pursuant to an investment sub-advisory agreement entered into with the Trust, on behalf of RiverPark Short Term, and the Adviser.  Gargoyle Investment Advisor, L.L.C. provides investment sub-advisory services to RiverPark/Gargoyle pursuant to an investment sub-advisory agreement entered into with the Trust, on behalf of RiverPark/Gargoyle, and the Adviser.

Under the Advisory Agreement and each sub-advisory agreement, the Adviser or sub-adviser has agreed to furnish reports, statistical and research services and recommendations with respect to each respective Fund’s portfolio of investments.  In addition, the Adviser provides office facilities to each Fund and performs a variety of administrative services.  Each Fund bears all of its other expenses and liabilities, including expenses incurred in connection with maintaining its registration under the 1933 Act, and the 1940 Act, printing prospectuses (for existing shareholders) as they are updated, state qualifications, mailings, brokerage, custodian and stock transfer charges, printing, legal and auditing expenses, expenses of shareholders’ meetings and reports to shareholders.  The Adviser pays the costs of printing and distributing prospectuses used for prospective shareholders.

The Advisory Agreement and each sub-advisory agreement is terminable, without the payment of any penalty, on sixty days’ written notice, by a vote of the holders of a majority of a Fund’s outstanding shares, by a vote of a majority of the Trustees or by the Adviser.  Each of the Advisory Agreement and sub-advisory agreements provides that it will automatically terminate in the event of its assignment.  Each agreement provides in substance that the Adviser or sub-adviser shall not be liable for any action or failure to act in accordance with its duties thereunder in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or sub-adviser or of reckless disregard of its obligations thereunder.

The approval of the continuance of the Advisory Agreement between the Adviser and the Trust on behalf of each Fund was approved by the Trustees, including a majority of the Independent Trustees, on September 5, 2012.  The RiverPark/Wedgewood Sub-Advisory Agreement was approved by the Trustees, including a majority of the Independent Trustees, on September 5, 2012.  The RiverPark Short Term Sub-Advisory Agreement was approved by the Trustees, including a majority of the Independent Trustees, on September 5, 2012.  The RiverPark/Gargoyle Sub-Advisory Agreement was approved by the Trustees, including a majority of the Independent Trustees, on February 14, 2012, and by RiverPark/Gargoyle’s initial shareholder on March 13, 2012.  Each of the Advisory Agreement and the sub-advisory Agreements has an initial term of two years.  Each Advisory Agreement may be continued in effect from year to year after its initial term, provided that its continuance is approved annually by the Trustees or by a majority of the outstanding voting shares of the Fund, and in each case is also approved by a majority of the Independent Trustees by vote cast in person at a meeting duly called for the purpose of voting on such approval.

29

The Adviser has agreed contractually to waive its fees and to absorb expenses of the Funds to the extent necessary to assure that ordinary operating expenses of the Funds (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, and extraordinary expenses) do not exceed annually an expense cap percentage of each Fund’s average daily net assets as follows:

Fund	Class	Expense Cap
RiverPark Large Growth Fund	Retail	1.25%
	Institutional	1.00%
	C Class	2.00%
RiverPark/Wedgewood Fund	Retail	1.25%
	Institutional	1.00%
	C Class	2.00%
RiverPark Short Term High Yield Fund	Retail	1.25%
	Institutional	1.00%
RiverPark Long/Short Opportunity Fund	Retail	2.00%
	Institutional	1.85%
	C Class	2.85%
RiverPark/Gargoyle Hedged Value Fund	Retail	1.50%
	Institutional	1.25%
	C Class	2.25%

The Funds have agreed to repay the Adviser in the amount of any fees waived and Fund expenses absorbed, subject to the limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement may not be made if it would cause the annual expense limitation to be exceeded.  Subject to annual approval by the Board of Trustees, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination.

In consideration of the Expense Limitation Agreement to which the Adviser and each Fund are parties, each sub-adviser has agreed to waive a portion of its fee or contribute to a portion of the Funds’ expenses to the extent that operating expenses exceed the expense limitation.  In the case of RiverPark/Wedgewood, the sub-adviser will waive its sub-advisory fees pursuant to the sub-advisory agreement with respect to the first $50 million of assets.  In the case of RiverPark Short Term, the sub-adviser will reimburse the Fund for 50% of the reimbursed expenses subject to the expense limitation, up to a maximum of $35,000 per year (over which the Adviser would be responsible).  In addition, the sub-adviser will waive its fees by an amount sufficient to cover up to 50% of the fee waivers so long as operating expenses exceed the expense limitation.  In the case of RiverPark/Gargoyle, the sub-adviser will reimburse the Fund for 100% of the reimbursed expenses subject to the expense limitation.  Any recovery of fees waived and expenses reimbursed permitted under the Expense Limitation Agreement will be shared in proportion to the Adviser’s and sub-adviser’s share of expenses reimbursed or fees waived.

The following table shows the amount of fees paid by each Fund to the Adviser and the amount of fees waived by the Adviser for each of the two most recently completed fiscal years:

30

	Fiscal year ended September 30,
	2012		2011
	Fees Paid	Fees Waived and Expenses Reimbursed	Fees Paid	Fees Waived and Expenses Reimbursed
RiverPark Large Growth Fund	$38,287	$72,780	$14,459	$181,119
RiverPark/Wedgewood Fund	$1,374,408	$55,101	$58,243	$164,648
RiverPark Short Term High Yield Fund	$585,463	$87,817	$97,992	$165,145
RiverPark Long/Short Opportunity Fund	$120,099	$48,060	--	--
RiverPark/Gargoyle Hedged Value Fund	$60,985	$46,697	--	--

Securities considered as investments for a Fund may also be appropriate for other investment accounts managed by the Adviser or its affiliates.  If transactions on behalf of more than one Fund during the same period increase the demand for securities purchased or the supply of securities sold, there may be an adverse effect on price or quantity.  Whenever decisions are made to buy or sell securities by a Fund and one or more of such other accounts simultaneously, the Adviser will allocate the security transactions in a manner which it believes to be fair and equitable under the circumstances.  As a result of such allocations, there may be instances where a Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis.  An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the Adviser reasonably determines that departure from a pro rata allocation is advisable.  While these aggregations and allocation policies could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Trustees that the benefits from the Adviser’s organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.  When two or more funds purchase or sell the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

Each Fund has adopted procedures under Rule 17a-7 of the 1940 Act to permit purchase and sales transactions to be effected between each Fund, other series of the Trust and certain other accounts that are managed by the Adviser.  Each Fund may from time to time engage in such transactions in accordance with these procedures.

PORTFOLIO MANAGERS

Mitchell Rubin is the portfolio manager responsible for the day-to-day management of RiverPark Growth and RiverPark Long/Short.  David A. Rolfe is the portfolio manager primarily responsible for the investment decisions of RiverPark/Wedgewood.  David K. Sherman is the portfolio manager responsible for the day-to-day management of RiverPark Short Term.  Joshua B. Parker and Alan L. Salzbank are the portfolio managers primarily responsible for the investment decisions of RiverPark/Gargoyle.  The following tables show the number of other accounts managed by Messrs. Rubin, Rolfe, Sherman, Parker and Salzbank and the total assets in the accounts managed within various categories as of December 31, 2012.

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Mitchell Rubin
			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($ in millions)	Number of Accounts	Total Assets ($ in millions)
Registered Investment Companies	5	58.7	-	-
Other Pooled Investments	1	55.1	-	-
Other Accounts	-	-	-	-

David A. Rolfe
			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($ in millions)	Number of Accounts	Total Assets ($ in millions)
Registered Investment Companies	1	568.6	-	-
Other Pooled Investments	22	735.1	-	-
Other Accounts	2,600	1,768.0	-	-

David K. Sherman
			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($ in millions)	Number of Accounts	Total Assets ($ in millions)
Registered Investment Companies	1	352.8	-	-
Other Pooled Investments	6	125.8	4	73.6
Other Accounts	6	149.2	2	46.4

Joshua B. Parker
			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($ in millions)	Number of Accounts	Total Assets ($ in millions)
Registered Investment Companies	1	19.2	-	-
Other Pooled Investments	2	153.4	2	153.4
Other Accounts	1	101.4	-	-

Alan L. Salzbank
			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($ in millions)	Number of Accounts	Total Assets ($ in millions)
Registered Investment Companies	1	19.2	-	-
Other Pooled Investments	2	153.4	2	153.4
Other Accounts	1	101.4	-	-

Material Conflict of Interest. Where conflicts of interest arise between the Funds and other accounts managed by the portfolio managers, including unregistered funds, exchange-traded funds or separate accounts, the portfolio managers will proceed in a manner that ensures that the Fund will not be treated materially less favorably.  There may be instances where similar portfolio transactions may be executed for the same security for more than one account managed by the portfolio managers. In such instances, securities will be allocated in accordance with the Adviser’s, or sub-adviser’s, as the case may be, trade allocation policy.

32

Compensation.

RiverPark Advisors, LLC.  RiverPark seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.  Portfolio managers, including Mr. Rubin (RiverPark Growth and RiverPark Long/Short), each receive a base salary and are eligible for a cash incentive bonus, an equity compensation opportunity, and a benefits package.  Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the performance of the portfolio manager’s accounts, including the Fund(s) and contribution to the overall growth and profitability of the firm.  Portfolio managers are provided no financial incentive to favor one fund or account over another.  In addition, Mr. Rubin is a substantial equity owner of RiverPark Holding Group LLC, the wholly-owned Adviser’s parent company, and thus receives compensation based on the overall profitability of the Adviser and firm.

Wedgewood Partners, Inc.  Wedgewood seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.  As portfolio manager of RiverPark/Wedgewood, Mr. Rolfe receives a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.  Mr. Rolfe’s compensation is reviewed annually and the level of compensation is based on individual performance, the performance of his accounts, including the Fund, and contribution to the overall growth and profitability of the firm.  Mr. Rolfe is provided no financial incentive to favor one fund or account over another.  In addition, Mr. Rolfe is a substantial equity owner of Wedgewood, and thus receives compensation based on the Wedgewood’s overall profitability.

Cohanzick Management, LLC.  Cohanzick seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.  As portfolio manager of RiverPark Short Term, Mr. Sherman receives a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.  Mr. Sherman’s compensation is reviewed annually and the level of compensation is based on individual performance, the performance of his accounts, including the Fund, and contribution to the overall growth and profitability of the firm.  Mr. Sherman is provided no financial incentive to favor one fund or account over another.  In addition, Mr. Sherman is a substantial equity owner of Cohanzick, and thus receives compensation based on the Cohanzick’s overall profitability.

Gargoyle Investment Advisor L.L.C.  Gargoyle seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.  Messrs. Parker and Salzbank are partners and substantial owners of Gargoyle, and thus receive compensation solely based on Gargoyle’s overall profitability.  Messrs. Parker and Salzbank are provided no financial incentive to favor one fund or account over another.

Securities Owned in the Funds by Portfolio Managers. As of December 31, 2012, the portfolio managers owned the following equity securities in the Funds:

Name of Portfolio Manager	Dollar Range of Equity Securities Owned in the Funds (None, $1 - $10,000, $10,001 - $50,000, $50,001 - $100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Mitchell Rubin	Over $1,000,000
David A. Rolfe	Over $1,000,000
David K. Sherman	Over $1,000,000
Joshua B. Parker	$100,001-500,000
Alan L. Salzbank	$100,001-500,000

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DISTRIBUTOR

Each Fund has entered into a distribution agreement with SEI Investments Distribution Co. (the “Distributor”), One Freedom Valley Drive, Oaks, Pennsylvania 19456.  Each Fund has authorized the Distributor to use appropriate efforts to solicit orders for the sale of shares of that Fund, including such advertising and promotion as it believes reasonable in connection with such solicitation.  The Distributor finances such promotional activities at its own expense.

ALLOCATION OF BROKERAGE

Decisions regarding the placement of orders to purchase and sell investments for the Funds are made by the Adviser or sub-adviser, as the case may be.  A substantial portion of the transactions in equity securities for a Fund will occur on domestic stock exchanges.  Transactions on stock exchanges involve the payment of brokerage commissions.  In transactions on stock exchanges in the United States and some foreign exchanges, these commissions are negotiated.  However, on many foreign stock exchanges these commissions are fixed.  In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.  Over-the-counter transactions will generally be placed directly with a principal market maker, although a Fund may place an over-the-counter order with a broker-dealer if a better price (including commission) and execution are available.

Furthermore, it is anticipated that most purchase and sale transactions involving fixed income securities will be with the issuer or an underwriter or with major dealers in such securities acting as principals.  Such transactions are normally effected on a net basis and generally do not involve payment of brokerage commissions.  However, the cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriter.  Purchases or sales from dealers will normally reflect the spread between the bid and ask price.

The policy of each Fund regarding transactions for purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.  Consistent with this policy, when securities transactions are effected on a stock exchange, a Fund’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances.  The Board believes that a requirement always to seek the lowest commission cost could impede effective management and preclude a Fund or the Adviser from obtaining high quality brokerage and research services.  In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser may rely on its experience and knowledge regarding commissions generally charged by various brokers and on their judgment in evaluating the brokerage and research services received from the broker effecting the transaction.  Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

In seeking to implement a Fund’s policies, the Adviser or sub-adviser places transactions with those brokers and dealers who it believes provide the most favorable prices and which are capable of providing efficient executions.  If the Adviser believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to placing transactions with those brokers and dealers who also furnish research or research related services to a Fund or the Adviser or sub-adviser.  Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of securities.  The information and services received by the Adviser and sub-advisers from brokers and dealers may be of benefit in the management of accounts of other clients and may not in all cases benefit all or any Fund directly.  While such services are useful and important in supplementing its own research and facilities, the Adviser and sub-advisers each believes the value of such services is not determinable and does not significantly reduce its expenses.

Certain broker-dealers, which provide quality execution services, also furnish research services to the Adviser or sub-advisers.  The Adviser and each sub-adviser has adopted brokerage allocation policies embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, which permits an investment adviser to cause its clients to pay a broker which furnishes brokerage or research services a higher commission than that which might be charged by another broker which does not furnish brokerage or research services, or which furnishes brokerage or research services deemed to be of lesser value, if such commission is deemed reasonable in relation to the brokerage and research services provided by the broker, viewed in terms of either that particular transaction or the overall responsibilities of the adviser with respect to the accounts as to which it exercises investment discretion.  Accordingly, the Adviser and sub-advisers may assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker.

34

The Funds paid the following amounts in brokerage commissions during each of the two most recently completed fiscal years:

	Fiscal year ended September 30,
	2012	2011
RiverPark Large Growth Fund	$12,860	$5,504
RiverPark/Wedgewood Fund	$290,849	$29,918
RiverPark Short Term High Yield Fund	$3,542	$4,270
RiverPark Long/Short Opportunity Fund	$50,970*	--
RiverPark Gargoyle Hedged Value Fund	$13,914**	--

*	Commenced operations on March 30, 2012.
**	Commenced operations on April 30, 2012.

PORTFOLIO HOLDINGS INFORMATION

The Adviser, each sub-adviser and the Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds.  These portfolio holdings disclosure policies have been approved by the Board.  Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the IDEA database on the SEC’s website at www.sec.gov.  In addition, the Funds disclose their portfolio holdings on the Funds’ website at www.riverparkfunds.com on a monthly basis approximately 10 days after the end of each month.

From time to time, rating and ranking organizations such as Standard & Poor’s and Morningstar, Inc. may request complete portfolio holdings information in connection with rating the Funds.  Similarly, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of the Funds’ portfolio along with related performance attribution statistics.  The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information.  To prevent such parties from potentially misusing portfolio holdings information, the Funds will generally only disclose such information as of the end of the most recent calendar quarter, with a lag of at least thirty days, as described above.  In addition, the Fund’s Chief Compliance Officer, or a designated officer of the Trust, may grant exceptions to permit additional disclosure of portfolio holdings information at differing times and with differing lag times to rating agencies and to pension plan sponsors and/or their consultants, provided that (1) the recipient is subject to a confidentiality agreement, (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Funds and will not use the information to facilitate or assist in any investment program, (3) the recipient will not provide access to third parties to this information, and (4) the Fund publicly discloses such information on its web site within 72 hours from providing such information to a third party.  Rating and ranking organizations, the Funds’ service providers and pension plan sponsors and/or their consultants are subject to these restrictions.

In addition, the Funds’ service providers, such as custodian and transfer agent, may receive portfolio holdings information in connection with their services to the Funds.  In no event shall the Adviser, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

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The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental and regulatory personnel) requires the approval of the Chief Compliance Officer.  The Chief Compliance Officer or a designated officer of the Trust will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of a Fund and its shareholders.  No consideration may be received by the Funds, the Adviser, any affiliate of the Adviser or their employees in connection with the disclosure of portfolio holdings information.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purpose for which it is furnished.

ADDITIONAL TAX INFORMATION

(See also “DIVIDENDS, DISTRIBUTIONS AND TAXES” in the Prospectus)

The following is a summary discussion of the material U.S. federal income tax consequences that may be relevant to a shareholder of acquiring, holding and disposing of shares of a Fund. This discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. This discussion addresses only U.S. federal income tax consequences to U.S. shareholders who hold their shares as capital assets and does not address all of the U.S. federal income tax consequences that may be relevant to particular shareholders in light of their individual circumstances. In addition, the discussion does not address any state, local or foreign tax consequences, and it does not address any U.S. federal tax consequences other than U.S. federal income tax consequences. The discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change or differing interpretations (possibly with retroactive effect).  No attempt is made to present a detailed explanation of all U.S. federal income tax concerns affecting a Fund and its shareholders, and the discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisors to determine the specific tax consequences to them of investing in a Fund, including the applicable federal, state, local and foreign tax consequences to them and the effect of possible changes in tax laws.

Each Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies (“RIC”) under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.)  In order to qualify as a RIC, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of stock, securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies and net income from interests in “qualified publicly traded partnerships” (as defined in the Code); and (b) diversify its holdings so that, at the end of each quarter of each taxable year, (i) at least 50% of the market value of each Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs and other securities limited in respect of any one issuer, to an amount not greater than 5% of each Fund’s total assets and 10% of the outstanding voting securities of such issuer, (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities and securities of other regulated investment companies) of (A) any one issuer; (B) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses or (C) any one or more “qualified publicly traded partnerships” (as defined in the Code); and (c) distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt interest income (as defined in the Code, but without regard to the deduction for dividends paid) for such taxable year in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any U.S. federal income tax.  By so qualifying, a Fund is not subject to Federal income tax if it timely distributes its investment company taxable income and any net realized capital gains.  A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain distribution requirements by the end of each calendar year.  Each Fund anticipates meeting such distribution requirements.

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Dividends paid by each Fund from investment company taxable income generally will be taxed to the shareholders as ordinary income or, as discussed below, qualified dividend income, as applicable.  Investment company taxable income includes net investment income and net realized short-term gains (if any).  A portion of these distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals and other non-corporate taxpayers of 15% (5% for individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income.  Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations.  Distributions from net capital gain (if any) that are designated as capital gains dividends are taxable as long-term capital gains without regard to length of time the shareholder held shares of the Fund.  Long-term capital gains also will be taxed at up to a maximum rate of 15% to individuals and other non-corporate taxpayers.  Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains for such taxpayers will cease to apply to taxable years beginning after December 31, 2012.  Any dividends received by a Fund from domestic corporations will constitute a portion of a Fund’s gross investment income.  This portion of the dividends paid by a Fund may qualify for the dividends-received deduction for shareholders that are U.S. corporations.  Shareholders will be informed of the amounts of dividends which so qualify.

Distributions will be taxable as described above to shareholders (who are not exempt from tax), whether made in shares or in cash. Shareholders that receive distributions in the form of additional shares will generally be treated as having received a taxable distribution and will have a cost basis for Federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

Each Fund will inform shareholders of the amount of their ordinary income dividends and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes, including what portion of the distributions will be qualified dividend income, shortly after the close of each calendar year.

Distributions by each Fund result in a reduction in the net asset value of that Fund’s shares.  Should a distribution reduce the net asset value below a shareholder’s cost basis, such distribution, if made from the Fund’s earnings and profits, nevertheless would be taxable as ordinary income or capital gain as described above to shareholders (who are not exempt from tax), even though, from an investment standpoint, it may constitute a return of capital.  In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution.  The price of shares purchased at that time includes the amount of the forthcoming distribution.  Those purchasing just prior to a distribution will then receive, what is in effect, a return of capital upon the distribution which will nevertheless be taxable to shareholders who are subject to such taxes.

Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending on its tax basis in the shares.  Such gain or loss will be treated as a capital gain or loss if the shares are capital assets in the investor’s hands and will be a long-term capital gain or loss if the shares have been held for more than one year.  Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss.  Generally, any loss realized on a sale or exchange will be disallowed to the extent shares disposed of are replaced within a period of sixty-one days beginning thirty days before and ending thirty days after the shares are disposed of.  Any loss realized by a shareholder on the sale of shares of a Fund held by the shareholder for six months or less will be disallowed to the extent of any exempt interest dividends received by the shareholder with respect to such shares, and will be treated for tax purposes as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

All dividends, whether received in shares or cash, must be reported by each shareholder on their Federal income tax return.  Each shareholder should consult their own tax adviser to determine the state and local tax implications of a Fund’s distributions.

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Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a Federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by a Fund.  The backup withholding rate is 28% for 2012. Legislation may be enacted which provides for a different rate.  If the backup withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld.  Investors may wish to consult their own tax advisers about the applicability of the backup withholding provisions.  The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates).  It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons).  Shareholders are encouraged to consult their own tax advisers regarding specific questions relating to Federal, state and local tax consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

Cost Basis Reporting

As of January 1, 2012, Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the IRS on the fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold.  Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen average cost as their standing (default) tax lot identification method for all shareholders.  A tax lot identification method is the way each Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time.  The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method.  You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares.  Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current IRS cost basis tax reporting regulations, each Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes.  The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered”.  The Fund and its service providers do not provide tax advice.  You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

Special Tax Considerations

The Funds maintain accounts and calculate income in U.S. dollars. In general, a Fund’s transactions in foreign currency denominated debt obligations and certain foreign currency options, futures contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of a foreign currency.

Any Fund’s transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) are subject to special provisions of the Code that, among other things, may affect the character of gains and losses of a Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to a Fund and defer Fund losses.  These rules could therefore affect the character, amount and timing of distributions to shareholders.  These provisions also (a) require each Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause each Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding U.S. Federal income and excise taxes.  Each Fund will monitor its transactions, make appropriate tax elections and make appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules.  Each Fund anticipates that its hedging activities, if any, will not adversely affect its regulated investment company status.

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Income received by a Fund from sources within various foreign countries may be subject to foreign income tax and withholding.  If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of the stock or securities of foreign corporations, that Fund may elect to “pass through” to its shareholders the amount of foreign income taxes paid by the Fund.  Pursuant to such election, shareholders would be required: (i) to treat a proportionate share of dividends paid by a Fund which represent foreign source income received by the Fund plus the foreign taxes paid by the Fund as foreign source income; and (ii) either to deduct their pro-rata share of foreign taxes in computing their taxable income, or to use it as a foreign tax credit against Federal income taxes (but not both).  No deduction for foreign taxes could be claimed by a shareholder who does not itemize deductions.

Each Fund may invest in equity interests of certain entities that may qualify as “passive foreign investment companies.”  Generally, the income of such companies may become taxable to a Fund prior to the receipt of distributions, or, alternatively, income taxes and interest charges may be imposed on a Fund on “excess distributions” received by a Fund or on gain from the disposition of such investments by a Fund.  The Code generally allows the Funds to elect to mark to market and recognize gains on such investments at its taxable year-end.  Application of these rules may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding U.S. Federal income and excise taxes.  Each Fund will monitor its investments in equity interests in “passive foreign investment companies,” if any, to ensure its ability to comply with these distribution requirements.

The foregoing is only a general discussion of some of the special tax considerations that may apply to a Fund. Shareholders in a Fund are advised to consult with their own tax advisers with respect to the tax considerations, including federal, state and local and foreign tax considerations.

NET ASSET VALUE

The following information supplements that set forth in the Funds’ Prospectus in the Section titled “HOW TO BUY SHARES - How the Funds Value Their Shares.”

The net asset value of a Fund’s shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (normally, 4:00 p.m., Eastern time) each business day.

The net asset value per share is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in that Fund outstanding at such time, as shown below:

Net Assets	=	Net Asset Value per share
Shares Outstanding

Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price.  Portfolio securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price on each business day.  If there is no such reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price.   Price information on listed securities is taken from the exchange where the security is primarily traded.  Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis.  Debt securities are valued according to the broadest and most representative market, which will ordinarily be other-the-counter.  Debt securities may be valued based on prices provided by a pricing service which such prices are believed to reflect the fair market value of such securities.  Securities for which market quotations are not readily available are valued at fair value as determined pursuant to procedures adopted by the Board.

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To the extent that a Fund invests in non-U.S. dollar denominated securities, the value of all assets and liabilities not denominated in United States dollars will be translated into United States dollars at the rates of the currency in which such a security is denominated against United States dollars last quoted by any major bank.  If such quotations are not available, the rate of exchange will be determined in accordance with policies established by the Trust.  Trading in securities on European and Far Eastern securities exchanges and “over-the-counter” markets is normally completed well before the close of business on each business day in New York.  In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York.  Furthermore, trading takes place in various foreign markets on days which are not business days in New York and on which net asset value is not calculated.  Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation.  Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Fund’s calculation of net asset value unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made.  Securities transactions are accounted for on the trade date, the date the order to buy or sell is executed.  Dividend income and other distributions are recorded on the ex-dividend date, except certain dividends and distributions from foreign securities which are recorded as soon as a Fund is informed after the ex-dividend date.

PURCHASE OF SHARES

No sales charges are imposed when you purchase shares of the Funds.  You may purchase shares of each Fund at net asset value as described in the Prospectus or through your financial intermediary.  Shares will be issued at the net asset value per share next computed after the receipt of your purchase request, together with payment in the amount of the purchase.  Stock certificates will not be issued.  Instead, your ownership of shares will be reflected in your account records with the Fund(s).

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function by Fund personnel or an outside third party to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications.  The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

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REDEMPTIONS

You may redeem shares of the Funds on any day the NYSE is open, either directly as described in the Prospectus or through your financial intermediary.  The price you will receive is the net asset value per share next computed after your redemption request is received in good order.  Redemption proceeds generally will be sent to you within seven days.  However, if shares have recently been purchased by check, redemption proceeds will not be sent until your check has been collected (which may take up to fifteen business days).  Once a redemption request has been placed, it is irrevocable and may not be modified or canceled.  Redemption requests received after market close (generally 4:00 p.m. Eastern time) will be processed using the net asset value per share determined on the next business day.  Brokers and other financial intermediaries may charge a fee for handling redemption requests.

Tools to Combat Frequent Transactions

The Funds are intended for long-term investors.  The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. While not specifically unlawful, the practice utilized by short-term traders to time their investments and redemptions of Fund shares with certain market-driven events can create substantial cash flows.  These cash flows can be disruptive to the portfolio manager’s attempts to achieve a Fund’s objectives.  Further, frequent short-term trading of Fund shares drives up the Funds’ transaction costs to the detriment of the remaining shareholders.

Funds that invest in overseas securities, where market timers may seek to take advantage of time zone differences and Funds that invest in investments which are not frequently traded, may be targets of market timers.

For these reasons, the Funds use a variety of techniques to monitor for and detect abusive trading practices. The Funds do not accommodate “market timers” and discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance.  The Board of Trustees has developed and adopted a market timing policy which takes steps to reduce the frequency and effect of these activities in each Fund.  These steps include, monitoring trading activity and using fair value pricing, as determined by the Board of Trustees, when the Adviser determines current market prices are not readily available.  These techniques may change from time to time as determined by the Funds in their sole discretion.

Trading Practices.  Currently, the Funds reserve the right, in their sole discretion, to identify trading practices as abusive.  The Funds may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive.  In addition, the Funds reserve the right to accept purchases and exchanges if they believe that such transactions would not be inconsistent with the best interests of Fund shareholders or this policy.

The Funds monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts.  In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because the Funds do not have simultaneous access to the underlying shareholder account information.  In this regard, in compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, the Funds have entered into Information Sharing Agreements with financial intermediaries pursuant to which these financial intermediaries are required to provide to the Funds, at each Fund’s request, certain customer and identity trading information relating to its customers investing in a Fund through non-disclosed or omnibus accounts.  The Funds will use this information to attempt to identify abusive trading practices.  Financial intermediaries are contractually required to follow any instructions from the Funds to restrict or prohibit future purchases from customers that are found to have engaged in abusive trading in violation of a Fund’s policies.  However, the Funds cannot guarantee the accuracy of the information provided to them from financial intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, a Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

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SERVICE PROVIDERS

Distributor

The Distributor, SEI Investments Distribution Co. (“SIDCO” or “Distributor”), serves as each Fund’s principal underwriter.  The Distributor is not obligated to sell any specific amount of shares and will purchase shares for resale only against orders for shares.  Under the agreement between each Fund and the Distributor, the Funds have agreed to indemnify the Distributor for certain losses and liabilities, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities arising under the 1933 Act.

Transfer Agent

DST Systems, Inc., 333 West 11th Street, 5th Floor, Kansas City, Missouri 64105, provides transfer agency and dividend disbursement services to the Trust and each of the Funds.

 Administrator

SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456, provides fund administration services to the Trust and each of the Funds.  These services include: assisting in the supervision of all aspects of the operations of the Funds (except those performed by the Adviser or  the custodian); preparing certain period reports; assisting in the preparation of tax returns; and preparing materials for use in connection with meetings of Trustees and shareholders.  The Funds paid the following fund administration fees during each of the two most recently completed fiscal years:

	Fiscal year ended September 30,
	2012	2011
RiverPark Large Growth Fund	$11,455	$50,622
RiverPark/Wedgewood Fund	$253,421	$52,155
RiverPark Short Term High Yield Fund	$111,090	$54,998
RiverPark Long/Short Opportunity Fund	$6,957*	--
RiverPark Gargoyle Hedged Value Fund	$8,022*	--

*	Commenced operations on March 30, 2012.
**	Commenced operations on April 30, 2012.

Independent Registered Public Accounting Firm

 Cohen Fund Audit Services, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, is the independent registered public accounting firm to the Trust and each of the Funds.

Fund Counsel

Blank Rome LLP, The Chrysler Building, 405 Lexington Avenue, New York, New York 10174, serves as counsel to the Trust and each of the Funds.

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Custodian

Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, 02109, acts as each Fund’s custodian.  The custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by a Fund. Under a custody agreement with each Fund, the custodian holds the Fund’s securities and keeps all necessary accounts and records.

Prime Brokers

Goldman Sachs & Co.
200 West Street, 3rd Floor
New York, NY 10282

Credit Suisse Securities (USA) LLC
300 Conshohocken State Rd – Ste 600
West Conshohocken, PA 19428

PERFORMANCE INFORMATION

Total Return

Average annual total return quotations used in the Funds’ Prospectus are calculated according to the following formula:

P(1 + T)n = ERV

Where:
“P”	=	represents a hypothetical initial investment of $1,000;
“T”	=	represents average annual total return;
“n”	=	represents the number of years; and
“ERV”	=	represents the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value.  Average annual total return assumes the reinvestment of all dividends and distributions.

Average Annual Total Return (after Taxes on Distributions) - Each Fund’s quotations of average annual total return (after taxes on distributions) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the value of the investment after taxes on distributions according to the following formula:

P(1 + T)n = ATV(D)

Where:
“P”	=	represents a hypothetical initial investment of $1,000;
“T”	=	represents average annual total return;
“n”	=	represents the number of years; and
“ATV(D)”	=
represents the ending value of the hypothetical initial investment after taxes on distributions, not after taxes on redemption.  Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates.  ATV(D) will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.

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Average Annual Total Return (after Taxes on Distributions and Redemption) - Each Fund’s quotations of average annual total return (after taxes on distributions and redemption) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the ending redeemable value after taxes on distributions and redemption according to the following formula:

P (1+ T)n = ATV(DR)

Where:
“P”	=	represents a hypothetical initial investment of $1,000;
“T”	=	represents average annual total return;
“n”	=	represents the number of years; and
“ATV(DR)”	=
represents the ending redeemable value of the hypothetical initial investment after taxes on distributions and redemption.  Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates.  ATV(DR) will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.

A Fund’s total return is not fixed and will fluctuate in response to prevailing market conditions or as a function of the type and quality of the securities in its portfolio and its expenses.  Total return information is useful in reviewing a Fund’s performance but such information may not provide a basis for comparison with bank deposits or other investments which pay a fixed yield for a stated period of time.  An investor’s principal invested in a Fund is not fixed and will fluctuate in response to prevailing market conditions.

Non-Standardized Performance

 In addition to the performance information described above, each Fund may provide total return information for designated periods, such as for the most recent six months or most recent twelve months.  This total return information is computed as described under “Total Return” above except that no annualization is made.  Total returns for periods less than one year are cumulative and returns for periods one year and greater are annualized.

  GENERAL

 At least on a quarterly basis, a Fund may quote its performance in advertising and other types of literature as compared to the performance of the Standard & Poor’s 500 Total Return Index, the Dow Jones Industrial Average, Russell 2000 Index, Russell 1000 Growth Index or any other commonly quoted index of common stock prices, which are unmanaged indices of selected common stock prices.  Each Fund’s performance may also be compared to those of other mutual funds or Fund composites having similar objectives.  This comparative performance would be expressed as a ranking prepared by Morningstar or similar independent services monitoring mutual fund performance.  Each Fund’s performance will be calculated by assuming, to the extent applicable, reinvestment of all capital gains distributions and income dividends paid.  Any such comparisons may be useful to investors who wish to compare a Fund’s past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

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FINANCIAL STATEMENTS

Each Fund’s (as presented through the Trust) audited financial statements and notes thereto for the year ended September 30, 2012, and the unqualified report of Cohen Fund Audit Services, Ltd., the Trust’s independent registered public accounting firm, on such financial statements, are included in the Trust’s Annual Report to Shareholders for the fiscal year ended September 30, 2012 (the “Annual Report”) and are incorporated by reference into this SAI.  No other parts of the Annual Report are incorporated herein.  Investors may obtain a copy of the Annual Report (audited) and Semi-Annual Report (unaudited) by writing to the Trust or by calling the Trust, toll free, at 888-564-4517.

ADDITIONAL INFORMATION

All shareholder inquiries may be directed to the shareholder’s broker, or may be directed to a Fund at the address or telephone number shown on the front cover of this SAI.  This SAI does not contain all of the information set forth in the Registration Statement filed by the Trust with the SEC under the 1933 Act.  Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

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APPENDIX A

DESCRIPTION OF BOND RATINGS

SHORT-TERM RATINGS

Standard & Poor’s Issue Credit Ratings

A Standard & Poor's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Standard & Poor’s Issue Credit Ratings Definitions

A-1
A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated 'B' is regarded as having significant speculative characteristics. Ratings of 'B-1', 'B-2', and 'B-3' may be assigned to indicate finer distinctions within the 'B' category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B-1
A short-term obligation rated 'B-1' is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated 'B-2' is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated 'B-3' is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

SPUR (Standard & Poor's Underlying Rating)
This is a rating of a stand-alone capacity of an issue to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. Standard & Poor's maintains surveillance of an issue with a published SPUR.

Dual Ratings
Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, 'AAA/A-1+'). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, 'SP-1+/A-1+').

The ratings and other credit related opinions of Standard & Poor's and its affiliates are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions.  Standard & Poor's assumes no obligation to update any information following publication. Users of ratings and credit related opinions should not rely on them in making any investment decision.  Standard &Poor's opinions and analyses do not address the suitability of any security. Standard & Poor's Financial Services LLC does not act as a fiduciary or an investment advisor. While Standard & Poor's has obtained information from sources it believes to be reliable, Standard & Poor's does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and credit related opinions may be changed, suspended, or withdrawn at any time.

Active Qualifiers (Currently applied and/or outstanding)

i
This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation.  The 'i' subscript indicates that the rating addresses the interest portion of the obligation only.  The 'i' subscript will always be used in conjunction with the 'p' subscript, which addresses likelihood of receipt of principal.  For example, a rated obligation could be assigned ratings of "AAAp NRi" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

L
Ratings qualified with 'L' apply only to amounts invested up to federal deposit insurance limits.

p
This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation.  The 'p' subscript indicates that the rating addresses the principal portion of the obligation only.  The 'p' subscript will always be used in conjunction with the 'i' subscript, which addresses likelihood of receipt of interest.  For example, a rated obligation could be assigned ratings of "AAAp NRi" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

pi
Ratings with a 'pi' subscript are based on an analysis of an issuer's published financial information, as well as additional information in the public domain.  They do not, however, reflect in-depth meetings with an issuer's management and therefore may be based on less comprehensive information than ratings without a 'pi' subscript.  Ratings with a 'pi' subscript are reviewed annually based on a new year's financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer's credit quality.

pr
The letters 'pr' indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

preliminary
Preliminary ratings are assigned to issues, including financial programs, in the following circumstances.


Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.  Assignment of a final rating is conditional on the receipt and approval by Standard & Poor's of appropriate documentation.  Changes in the information provided to Standard & Poor's could result in the assignment of a different rating. In addition, Standard & Poor's reserves the right not to issue a final rating.


Preliminary ratings are assigned to Rule 415 Shelf Registrations.  As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor's policies.  The final rating may differ from the preliminary rating.

t
This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited
Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor's and not at the request of the issuer or its agents.

Inactive Qualifiers (No longer applied or outstanding)

*
This symbol indicated continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c
This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.  Discontinued use in January 2001.

q
A 'q' subscript indicates that the rating is based solely on quantitative analysis of publicly available information.  Discontinued use in April 2001.

r
The 'r' modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating.  The absence of an 'r' modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor's discontinued the use of the 'r' modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Local Currency and Foreign Currency Risks
Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis.  An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt.  These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues.  Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Credit Rating Definitions

Purpose
The system of rating securities was originated by John Moody in 1909. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which relative creditworthiness of securities may be noted.

Rating Symbols
Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same. There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk:

Aaa Aa A Baa Ba B Caa Ca C
Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.

Absence of a Rating
Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application was not received or accepted.

2. The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Changes in Rating
The credit quality of most issuers and their obligations is not fixed and steady over a period of time, but tends to undergo change. For this reason changes in ratings occur so as to reflect variations in the intrinsic relative position of issuers and their obligations.

A change in rating may thus occur at any time in the case of an individual issue. Such rating change should serve notice that Moody's observes some alteration in creditworthiness, or that the previous rating did not fully reflect the quality of the bond as now seen. While because of their very nature, changes are to be expected more frequently among bonds of lower ratings than among bonds of higher ratings. Nevertheless, the user of bond ratings should keep close and constant check on all ratings — both high and low — to be able to note promptly any signs of change in status that may occur.

Limitations to Uses of Ratings*
Obligations carrying the same rating are not claimed to be of absolutely equal credit quality. In a broad sense, they are alike in position, but since there are a limited number of rating classes used in grading thousands of bonds, the symbols cannot reflect the same shadings of risk which actually exist.

As ratings are designed exclusively for the purpose of grading obligations according to their credit quality, they should not be used alone as a basis for investment operations. For example, they have no value in forecasting the direction of future trends of market price. Market price movements in bonds are influenced not only by the credit quality of individual issues but also by changes in money rates and general economic trends, as well as by the length of maturity, etc. During its life even the highest rated bond may have wide price movements, while its high rating status remains unchanged.

The matter of market price has no bearing whatsoever on the determination of ratings, which are not to be construed as recommendations with respect to "attractiveness". The attractiveness of a given bond may depend on its yield, its maturity date or other factors for which the investor may search, as well as on its credit quality, the only characteristic to which the rating refers.

Since ratings involve judgments about the future, on the one hand, and since they are used by investors as a means of protection, on the other, the effort is made when assigning ratings to look at "worst" possibilities in the "visible" future, rather than solely at the past record and the status of the present. Therefore, investors using the rating should not expect to find in them a reflection of statistical factors alone, since they are an appraisal of long-term risks, including the recognition of many non-statistical factors.

Though ratings may be used by the banking authorities to classify bonds in their bank examination procedure, Moody's ratings are not made with these bank regulations in mind. Moody's Investors Service's own judgment as to the desirability or non-desirability of a bond for bank investment purposes is not indicated by Moody's ratings.

Moody's ratings represent the opinion of Moody's Investors Service as to the relative creditworthiness of securities. As such, they should be used in conjunction with the descriptions and statistics appearing in Moody's publications. Reference should be made to these statements for information regarding the issuer. Moody's ratings are not commercial credit ratings. In no case is default or receivership to be imputed unless expressly stated.

*
As set forth more fully on the copyright, credit ratings are, and must be construed solely as, statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities. Each rating or other opinion must be weighed solely as one factor in any investment decision made by or on behalf of any user of the information, and each such user must accordingly make its own study and evaluation of each security and of each issuer and guarantor of, and each provider of credit support for, each security that it may consider purchasing, selling or holding.

Short-Term  Ratings

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Fitch’s National Credit Ratings

For those countries in which foreign and local currency sovereign ratings are below 'AAA', and where there is demand for such ratings, Fitch Ratings will provide National Ratings. It is important to note that each National Rating scale is unique and is defined to serve the needs of the local market in question.

The National Rating scale provides a relative measure of creditworthiness for rated entities only within the country concerned. Under this rating scale, a 'AAA' Long-Term National Rating will be assigned to the lowest relative risk within that country, which, in most but not all cases, will be the sovereign state.

The National Rating scale merely ranks the degree of perceived risk relative to the lowest default risk in that same country. Like local currency ratings, National Ratings exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments. It is not related to the rating scale of any other national market. Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading. Consequently they are identified by the addition of a special identifier for the country concerned, such as 'AAA(arg)' for National Ratings in Argentina.

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, the agency's National Short-Term Rating definitions for 'F1+(xxx)', 'F1(xxx)', 'F2(xxx)' and 'F3(xxx)' may be substituted by the regulatory scales, e.g. 'A1+', 'A1', 'A2' and 'A3'. The below definitions thus serve as a template, but users should consult the individual scales for each country listed on the agency's web-site to determine if any additional or alternative category definitions apply.

National Short-Term Credit Ratings

F1(xxx)
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency's National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a "+" is added to the assigned rating.

F2(xxx)
Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx)
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx)
Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx)
Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D(xxx)
Indicates actual or imminent payment default.

Notes to Long-Term and Short-Term National Ratings:

The ISO country code suffix is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

"+" or "-" may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the 'AAA(xxx)' Long-Term National Rating category, to categories below 'CCC(xxx)', or to Short-Term National Ratings other than 'F1(xxx)'.

LONG-TERM RATINGS

Standard & Poor’s Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor's analysis of the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA
An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated 'BBB' exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C
A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D
An obligation rated 'D' is in payment default.  The 'D' rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.  The 'D' rating  also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to 'D' upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-)
The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Moody’s Long-Term Debt Ratings

Long-Term Obligation Ratings
Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Moody's Long-Term Rating Definitions:

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch’s National Long-Term Credit Ratings

AAA(xxx)
'AAA' National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country.

AA(xxx)
'AA' National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country. The default risk inherent differs only slightly from that of the country's highest rated issuers or obligations.

A(xxx)
'A' National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment to a greater degree than is the case for financial commitments denoted by a higher rated category.

BBB(xxx)
'BBB' National Ratings denote a moderate default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment than is the case for financial commitments denoted by a higher rated category.

BB(xxx)
'BB' National Ratings denote an elevated default risk relative to other issuers or obligations in the same country. Within the context of the country, payment is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx)
'B' National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.

CCC(xxx)
'CCC' National Ratings denote that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC(xxx)
'CC' National Ratings denote that default of some kind appears probable.

C(xxx)
'C' National Ratings denote that default is imminent.

D(xxx)
'D' National Ratings denote an issuer or instrument that is currently in default.

Notes to Long-Term and Short-Term National Ratings:
The ISO country code suffix is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

"+" or "-" may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the 'AAA(xxx)' Long-Term National Rating category, to categories below 'CCC(xxx)', or to Short-Term National Ratings other than 'F1(xxx)'.

MUNICIPAL NOTE RATINGS

Standard & Poor’s Municipal Short-Term Note Ratings Definitions

A Standard & Poor's U.S. municipal note rating reflects Standard & Poor's opinion about the liquidity factors and market access risks unique to the notes.  Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor's analysis will review the following considerations:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1
Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

See active and inactive qualifiers following Standard & Poors Short-Term Issue Credit Ratings  beginning on page A-3.

Moody’s US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Debt Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue's specific structural or credit features.

VMIG 1
This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2
This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3
This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG
This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

APPENDIX B

PROXY VOTING POLICY AND PROCEDURES

  Portfolio management activities are performed by the Adviser and Sub-Advisers.  As such all proxy voting responsibilities are performed by the Adviser and Sub-Advisers.

Each Adviser/Sub-Adviser shall vote the proxies appurtenant to all shares of corporate stock owned by each Fund for which it serves as adviser/sub-adviser

Each Adviser/Sub-Adviser shall vote said proxies strictly in accordance with the proxy voting policies submitted by that firm to and approved by the Trusts’ Board of Trustees

In the event that a Sub-Adviser does not or cannot vote the proxies appurtenant to shares of stock of a companies or companies held by a Fund managed by that sub-adviser, the sub-adviser shall notify RiverPark Advisors, LLC (“RiverPark”) of that fact and RiverPark shall vote said proxy(s) in accordance with its proxy voting policies (stated below).

RiverPark acts as fiduciary in relation to the portfolios of the Trust and any other clients that if may manage in the future and the assets entrusted by them to their management.  Where the assets placed in RiverPark’s care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is RiverPark’s duty as a fiduciary to vote all proxies relating to such shares.

RiverPark has an obligation to vote all proxies received from shares of corporate stock owned by its client accounts in the best interests of those clients.  In voting these proxies, RiverPark may not be motivated by, or subordinate the client’s interests to, its own objectives or those of persons or parties unrelated to the client.  RiverPark will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by RiverPark.  RiverPark shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

In order to carry out its responsibilities in regard to voting proxies, RiverPark must track all shareholder meetings convened by companies whose shares are held in RiverPark client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

In the event that a Sub-Adviser does not or cannot vote the proxies appurtenant to shares of stock of a companies or companies held by a Fund managed by that sub-adviser, RiverPark shall utilize the formal proxy guidelines (set forth below) to appropriately assess each proxy issue.  Generally, RiverPark seeks to vote proxies in the best interests of its clients.  In the ordinary course, this entails voting proxies in a way which RiverPark believes will maximize the monetary value of each portfolio’s holdings.  RiverPark’s Proxy Committee will address any unusual or undefined voting issues that may arise during the year.

In addition, RiverPark may engage the services of an independent third party (“Proxy Firm”) to cast proxy votes according to RiverPark’s established guidelines.  The Proxy Firm will promptly notify RiverPark of any proxy issues that do not fall under the guidelines set forth below.  RiverPark does not believe that conflicts of interest will generally arise in connection with its proxy voting policies.

Generally, RiverPark views that proxy proposals can be grouped into six broad categories as follows:

I.	Election of Board of Directors

•
RiverPark will generally vote in support of management’s nominees for the board of directors; however, RiverPark may choose not to support management’s proposed board if circumstances warrant such consideration.

II.	Appointment of Independent Auditors

•	RiverPark will support the recommendation of the respective corporation’s board of directors.

III.	Issues of Corporate Structure and Shareholder Rights

•
Proposals may originate from either management or shareholders, and among other things, may request revisions to the corporate bylaws that will affect shareholder ownership rights.  RiverPark does not generally support obstacles erected by corporations to prevent mergers or takeovers with the view that such actions may depress the corporation’s marketplace value.

•	RiverPark supports the following types of corporate structure and shareholder rights proposals:

o	Management proposals for approval of stock repurchase programs; stock splits (including reverse splits).

o	Authorization to increase shares outstanding.

o	The ability of shareholders to vote on shareholder rights plans (poison pills).

o	Shareholder rights to eliminate or remove supermajority provisions.

o	Shareholders’ rights to call special meetings and to act by written consent.

o	Shareholders’ rights to call special meetings and to act by written consent.

o	RiverPark votes against management on the following items which have potentially substantial financial or best interest impact:

•	Capitalization changes that add “blank check” classes of stock or classes that dilute the voting interests of existing shareholders which are contrary to the best interest of existing shareholders

•	Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

•	Amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions

•	Elimination of shareholders’ right to call special meetings

•	Establishment of classified boards of directors

•	Reincorporation in a state which has more stringent anti-takeover and related provisions

•	Shareholder rights plans that allow the board of directors to block appropriate offers to shareholders or which trigger provisions preventing legitimate offers from proceeding

•	Excessive compensation

•	Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements which benefit management and would be costly to shareholders if triggered

•	Adjournment of meeting to solicit additional votes

•	“Other business as properly comes before the meeting” proposals which extend “blank check” powers to those acting as proxy

•	Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, and nominating committees.

IV.	Mergers and Acquisitions.

RiverPark evaluates Mergers and Acquisitions on a case-by-case basis.  RiverPark uses its discretion in order to maximize shareholder value. RiverPark generally votes as follows:

•	Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

•	For offers that concur with index calculators’ treatment and our ability to meet our clients’ return objectives for passive funds

•	For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value

V.	Executive and Director Equity-Based Compensation

•
RiverPark is generally in favor of properly constructed equity-based compensation arrangements.  RiverPark will support proposals that provide management with the ability to implement compensation arrangements that are both fair and competitive.  However, RiverPark may oppose management proposals that could potentially significantly dilute shareholders’ ownership interests in the corporation.

VI.	Corporate Social and Policy Issues

•	Proposals usually originate from shareholders and may require a revision of certain business practices and policies.

RiverPark believes, however, that typical business matters that directly or indirectly effect corporate profitability are primarily the responsibility of management.  RiverPark believes it is inappropriate to use client assets to address socio-political issues.  Therefore, social and policy issues reflected in shareholder proposals should be subject to the approval of the corporation’s board of directors.

Conflicts

From time to time, RiverPark will review a proxy which presents a potential material conflict.  As a fiduciary to its clients, RiverPark takes these potential conflicts very seriously.  While RiverPark’s only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients’ best interests and are not affected by RiverPark’s potential conflict, there are a number of courses RiverPark may take.  The final decision about which course to follow shall be made by RiverPark’s Proxy Committee.

When the matter falls clearly within one of the proposals enumerated above, casting a vote which simply follows RiverPark’s pre-determined policy would eliminate RiverPark’s discretion on the particular issue and hence avoid the conflict.

In other cases, where the matter presents a potential material conflict and is not clearly within one of the enumerated proposals, or is of such a nature that RiverPark believes more active involvement is necessary, RiverPark may employ the services of a Proxy Firm, wholly independent of RiverPark, and those parties involved in the proxy issue, to determine the appropriate vote.

Second, in certain situations RiverPark’s Proxy Committee may determine that the employment of a Proxy Firm is unfeasible, impractical or unnecessary.  In such situations, the Proxy Committee shall make a decision about the voting of the proxy.  The basis for the voting  decision, including the basis for the determination that the decision is in the best interests of RiverPark’s clients, shall be formalized in writing.  As stated above, which action is appropriate in any given scenario would be the decision of the Proxy Committee in carrying out his duty to ensure that the proxies are voted in the clients’, and not RiverPark’s, best interests.

Proxy Voting Procedures

The following describes the standard procedures that are to be followed with respect to carrying out RiverPark 's proxy policy:

1.
When a Sub-Adviser notifies RiverPark that RiverPark will need to vote a proxy, all relevant information in the proxy materials requested from the Sub-Adviser and when received (e.g., the record date of the meeting and date of the shareholder meeting) will be recorded immediately by RiverPark in a database to maintain control over such materials.  RiverPark will confirm the relevant client’s holdings of the securities and that the client is eligible to vote.

2.	RiverPark will review the proxy and if necessary compile information on each proxy. RiverPark will consider whether there are any conflicts or other issues that warrant the engagement of a Proxy Firm.

3.
In determining how to vote, RiverPark will consider the Proxy Voting Policies and Procedures set forth above, RiverPark’s  knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations if any put forth by any Proxy Firm.

4.
RiverPark will maintain the documentation that supports its voting position. Such documentation will include, but is not limited to, any information provided by proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken, why that position is in the best interest of its clients, an indication of whether it supported or did not support management and any other relevant information. Additionally, RiverPark may include documentation obtained from a research analyst and/or portfolio manager.

5.
After the proxy is completed but before it is returned to the issuer and/or its agent, RiverPark may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

6.
RiverPark will submit its vote on all proxies in a timely fashion.   RiverPark will attempt to submit proxies for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting.  In these situations, RiverPark will use its best efforts to send its proxy vote in sufficient time for the vote to be lodged.

7.
RiverPark will retain a (a) copy of each proxy statement that RiverPark receives regarding client securities; (b) a record of each vote cast by RiverPark on behalf of a client; (c) a copy of any document created by RiverPark that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; (d) a copy of each written client request for information on how RiverPark voted proxies on behalf of the client, and (e) a copy of any written response by RiverPark to any (written or oral) client request for information on how the adviser voted proxies on behalf of the requesting client.

8.	RiverPark will periodically review these policies and procedures to ensure compliance.

Obtaining Proxy Voting Information:

To obtain information on how RiverPark voted proxies, please contact:

RiverPark Advisors, LLC
156 West 56th Street
17th Floor
New York, NY 10019

Recordkeeping:

RiverPark shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding portfolio securities of RiverPark’s clients; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information and responses to such requests, and (v) any documents prepared by RiverPark that are material in making a proxy voting decision.  Such records may be maintained with a third party, such as a proxy voting service, that will provide a copy of the documents promptly upon request.

RIVERPARK FUNDS TRUST
PART C
OTHER INFORMATION

ITEM 28. EXHIBITS

Number	Description

(a)	(1) Certificate of Trust(2)

(2) Agreement and Declaration of Trust(1)

(b)	By-Laws(1)

(c)	Instruments Defining Rights of Security Holders – incorporated by reference to the Agreement and Declaration of Trust and By-Laws.

(d)	Investment Advisory Contracts

(1) Investment Advisory Agreement(4)

(2) Form of Sub-Advisory Agreement for RiverPark Short Term High Yield Fund(1)

(3) Form of Sub-Advisory Agreement for RiverPark/Wedgewood Fund(1)

(4) Form of Sub-Advisory Agreement for RiverPark/Gargoyle Hedged Value Fund(4)

(e)	Distribution Agreement(1)

(1) Amendment No. 1, dated as of March 30, 2012, to Distribution Agreement(6)

(f)	Bonus or Profit Sharing Contracts – Not Applicable

(g)	Custodian Agreement(1)

(h)	Other Material Contracts

(1) Administration Agreement between RiverPark Funds Trust and SEI Investments Global Funds Services, dated as of September 8, 2010(1)

(i) Amendment No. 1, dated as of October 1, 2011, to Administration Agreement(5)

(ii) Amendment No. 2, dated as of March 30, 2012, to Administration Agreement(6)

(2) Agency Agreement between RiverPark Funds Trust and DST Systems, Inc.(1)

(ii) Amendment, dated September 15, 2011, to Agency Agreement(5)

(3) Expense Limitation Agreement(6)

(4) Shareholder Services Plan(5)

(5) Administrative Services Plan(5)

(i)	Consent of Counsel(3)

(j)	Consent of Independent Registered Public Accounting Firm(6)

(k)	Omitted Financial Statements – Not Applicable

(l)	Initial Capital Agreements – Not Applicable

(m)	Rule 12b-1 Plan(1)

(n)	Rule 18f-3 Plan(5)

(o)	Reserved

(p)	Code of Ethics(1)

(q)	Powers of Attorney(6)

(1)	Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement, filed on September 14, 2010.
(2)	Incorporated by reference to Registrant’s Registration Statement, filed on June 25, 2010.
(3)	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 2 to Registrant’s Registration Statement, filed on September 22, 2010.
(4)	Incorporated by reference to Post-Effective Amendment No. 3 to Registrant’s Registration Statement, filed on March 20, 2012.
(5)	Incorporated by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement, filed on January 30, 2012.
(6)	Filed herewith.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

ITEM 30. INDEMNIFICATION

Reference is made to Article VIII of the Registrant’s Agreement and Declaration of Trust.

Section 8.3.  Indemnification.  The Trust shall indemnify each of its Trustees, officers, employees and agents (including Persons who serve at its request as directors, officers or trustees of another organization in which it has any interest, as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by such Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which such Person may be involved or with which such Person may be threatened, while in office or thereafter, by reason of such Person being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which such Person shall have been adjudicated, by the final and unappealable order of a court of competent jurisdiction, to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of such Person’s duties, such liabilities and expenses being liabilities belonging to the Series out of which such claim for indemnification arises; provided, however, that as to any matter disposed of by a compromise payment by such Person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office by the court or other body approving the settlement or other disposition or, in the absence of a judicial determination, by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that such Person did not engage in such conduct, which determination shall be made by a majority of a quorum of Trustees who are neither Interested Persons of the Trust nor parties to the action, suit or proceeding, or by written opinion from independent legal counsel approved by such Trustees.  The rights accruing to any Person under these provisions shall not exclude any other right to which such Person may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or to which he may be otherwise entitled except out of the Trust Property.  The Trustees may make advance payments in connection with indemnification under this Section 8.3; provided that any advance payment of expenses by the Trust to any Trustee, officer, employee or agent shall be made only upon the undertaking by such Trustee, officer, employee or agent to repay the advance unless it is ultimately determined that he is entitled to indemnification as above provided, and only if one of the following conditions is met:

(i)	the Trustee, officer, employee or agent to be indemnified provides a security for such Person’s undertaking;

(ii)	the Trust shall be insured against losses arising by reason of any lawful advances; or

(iii)
there is a determination, based on a review of readily available facts, that there is reason to believe that the Trustee, officer, employee or agent to be indemnified ultimately will be entitled to indemnification, which determination shall be made by a majority of a quorum of Trustees who are neither Interested Persons of the Trust nor parties to the action, suit or proceeding, or by written opinion from independent legal counsel approved by such Trustees.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The information required by this item with respect to RiverPark Advisors, LLC is incorporated by reference to the Form ADV (File No. 801-70321) of RiverPark Advisors, LLC.  The information required by this item with respect to Wedgewood Partners, Inc., Cohanzick Management, LLC and Gargoyle Investment Advisor L.L.C. is incorporated by reference to the Forms ADV (File Nos. 801-31746, 801-70109 and 801-71024, respectively) of Wedgewood Partners, Inc., Cohanzick Management, LLC and Gargoyle Investment Advisor L.L.C.

ITEM 32. PRINCIPAL UNDERWRITER.

(a)	Registrant's distributor, SEI Investments Distribution Co. (the “Distributor”), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors' Inner Circle Fund	November 14, 1991
The Advisors' Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
CNI Charter Funds	April 1, 1999
Causeway Capital Management Trust	September 20, 2001
ProShares Trust	November 14, 2005
Community Reinvestment Act Qualified Investment Fund	January 8, 2007
SEI Alpha Strategy Portfolios, LP	June 29, 2007
TD Asset Management USA Funds	July 25, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Wilshire Mutual Funds, Inc.	July 12, 2008
Wilshire Variable Insurance Trust	July 12, 2008
Global X Funds	October 24, 2008
ProShares Trust II	November 17, 2008

Exchanged Traded Concepts Trust (f/k/a FaithShares Trust)	August 7, 2009
Schwab Strategic Trust	October 12, 2009
RiverPark Funds	September 8, 2010
Adviser Managed Trust Fund	December 10, 2010
Huntington Strategy Shares	July 26, 2011
New Covenant Funds	March 30, 2012
Cambria ETF Trust	August 30, 2012
Pyxis Funds I	September 25, 2012
KKR Series Trust	October 3, 2012
KKR Alternative Corporate Opportunities Fund	October 3, 2012
KKR Alternative Corporate Opportunities Fund P	October 3, 2012
KraneShares Trust	December 18, 2012

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments.  These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b)	Unless otherwise noted, the business address of each director and officer of the Distributor is 1 Freedom Valley Drive, Oaks, PA 19456:

	Position and Office	Positions and Offices
Name	with Underwriter	with Registrant
William M. Doran	Director	--
Edward D. Loughlin	Director	--
Wayne M. Withrow	Director	--
Kevin P. Barr	President & Chief Executive Officer	--
Maxine J. Chou	Chief Financial Officer, Chief Operations
	Officer, & Treasurer	--
Karen E. LaTourette	Chief Compliance Officer, Anti-Money
	Laundering Officer & Assistant Secretary	--
John C. Munch	General Counsel & Secretary	--
Mark J. Held	Senior Vice President	--
Lori L. White	Vice President & Assistant Secretary	--
John P. Coary	Vice President & Assistant Secretary	--
John J. Cronin	Vice President	--
Robert M. Silvestri	Vice President	--

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

All financial and accounting related books and records required to be maintained under Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator and Fund Accountant	SEI Investments Global Funds Services 1 Freedom Valley Drive Oaks, PA 19456

Registrant’s Investment Adviser	RiverPark Advisors, LLC 156 West 56th Street, 17th Floor New York, NY 10011
Registrant’s Custodian	Brown Brothers Harriman & Co. 40 Water Street Boston, Massachusetts 02109
Registrant’s Distributor	SEI Investments Distribution Co. 1 Freedom Valley Drive Oaks, PA 19456
Registrant’s Transfer Agent	DST Systems, Inc. 333 West 11th Street, 5th Floor Kansas City, MO 64105
Wedgewood Partners, Inc. (sub-adviser)	Wedgewood Partners, Inc. 9909 Clayton Road, Suite 103 St. Louis, MO 63124
Cohanzick Management, LLC (sub-adviser)	Cohanzick Management, LLC 427 Bedford Road Pleasantville, NY 10570
Gargoyle Investment Advisor L.L.C. (sub-adviser)	Gargoyle Investment Advisor L.L.C. 285 Grand Avenue, Building One Engelwood, NJ 07631

ITEM 34. MANAGEMENT SERVICES

Not Applicable.

ITEM 35. UNDERTAKINGS

The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 28th day of January, 2013.

RIVERPARK FUNDS TRUST

/s/ Morty Schaja
Morty Schaja, Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Morty Schaja	Trustee	January 28, 2013
Morty Schaja

/s/ Michael Lawson	Principal Financial and Accounting Officer	January 28, 2013
Michael Lawson

/s/ Richard Browne*	Trustee	January 28, 2013
Richard Browne

/s/ Michael Cohen*	Trustee	January 28, 2013
Michael Cohen

/s/ Mitch Rubin*	Trustee	January 28, 2013
Mitch Rubin

* By Morty Schaja, Attorney-In-Fact under Powers of Attorney

/s/ Morty Schaja
Morty Schaja

EXHIBIT INDEX

Exhibit	Exhibit No.
Amendment No. 1, dated as of March 30, 2012, to Distribution Agreement	(e)(1)
Amendment No. 2, dated as of March 30, 2012, to Administration Agreement	(h)(1)(ii)
Expense Limitation Agreement	(h)(3)
Consent of Independent Registered Public Accounting Firm	(j)
Powers of Attorney	(q)